As filed with the Securities and Exchange Commission on April 27, 2012

Registration No. 333-147743; 811-08183

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.                         (   )

POST-EFFECTIVE AMENDMENT NO. 6                    (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 30                                                    (X)

(Check appropriate box or boxes.)

VARIABLE ANNUITY–1 SERIES ACCOUNT

(Exact Name of Registrant)

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

50 Main Street

White Plains, New York 10606

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Mitchell T.G. Graye

President and Chief Executive Officer

First Great-West Life & Annuity Insurance Company

50 Main Street

White Plains, New York 10606

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Jorden Burt, LLP

1025 Thomas Jefferson Street, N.W. Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

        Immediately upon filing pursuant to paragraph (b) of Rule 485

_X_ On May 1, 2012, pursuant to paragraph (b) of Rule 485

        60 days after filing pursuant to paragraph (a)(1) of Rule 485

        On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®

A flexible premium deferred variable annuity

Issued by

First Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity® (the “Contract”) — a flexible premium deferred variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. First Great-West Life & Annuity Insurance Company (“we,” “us,” or “First Great-West”) issues the Contract as individual contracts.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2012 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address or phone number listed on page XX of this Prospectus. Or, you can obtain it by visiting the SEC’s web site at http://www.sec.gov. This web site also contains other information about us that has been filed electronically.

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is:

•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity®, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account, which invest in the following Portfolios:

•	Alger Large Cap Growth Portfolio – Class I-2 Shares

•	Alger Mid Cap Growth Portfolio – Class I-2 Shares

•	AllianceBernstein VPS International Growth Portfolio – Class A Shares

•	AllianceBernstein VPS Real Estate Investment Portfolio – Class A Shares

•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

•	American Century VP Balanced Fund – Class I Shares

•	American Century VP Mid Cap Value Fund – Class II Shares

•	American Century VP Value Fund – Class I Shares

•	Columbia Variable Portfolio - Marsico 21st Century Fund – Class 2 Shares

•	Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares

•	Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares

•	Delaware VIP Smid Cap Growth Series – Standard Class

•	Delaware VIP Small Cap Value Series – Standard Class Shares

•	Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

The date of this Prospectus is May 1, 2012

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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•	DWS Capital Growth VIP – Class A Shares

•	DWS Core Equity VIP Fund – Class A Shares (formerly DWS Blue Chip VIP Fund)

•	DWS Dreman Small Mid Cap Value VIP – Class A Shares

•	DWS Large Cap Value VIP – Class A Shares

•	DWS Small Cap Index VIP – Class A Shares

•	Federated Fund for U.S. Government Securities II

•	Franklin Small Cap Value Securities Fund – Class 2 Shares

•	Invesco V.I. International Growth Fund – Series I Shares

•	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

•	Invesco V.I. Small Cap Equity Fund – Series I Shares

•	Invesco Van Kampen V.I. Comstock Fund – Series I Shares

•	Invesco Van Kampen V.I. Growth and Income Fund – Series I Shares

•	Janus Aspen Balanced Portfolio – Service Shares

•	Janus Aspen Flexible Bond Portfolio – Service Shares

•	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares

•	LVIP Baron Growth Opportunities Fund – Service Class Shares

•	MFS Utilities Series – Service Class

•	MFS International Value Portfolio – Service Class Shares

•	NVIT Mid Cap Index Fund – Class II Shares

•	Oppenheimer Global Securities Fund/VA – Non Service Shares

•	Oppenheimer International Growth Fund/VA – Non Service Shares

•	PIMCO VIT High Yield Portfolio – Administrative Class Shares

•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares

•	PIMCO VIT Total Return Portfolio – Administrative Class Shares

•	Pioneer Fund VCT Portfolio – Class I Shares

•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares

•	Pioneer Mid Cap Value VCT Portfolio – Class II Shares

•	The Prudential Series Fund Equity Portfolio – Class II Shares

•	The Prudential Series Fund Natural Resources Portfolio – Class II Shares

•	Putnam VT American Government Income Fund – Class IB Shares

•	Putnam VT Equity Income Fund – Class IB Shares

•	Putnam VT Global Health Care Fund – Class IB Shares

•	Royce Capital Fund – Small-Cap Portfolio – Service Class Shares

•	Schwab MarketTrack Growth Portfolio II™

•	Schwab Money Market Portfolio™

•	Schwab S&P 500 Index Portfolio

•	Sentinel Variable Products Small Company Fund

•	Sentinel Variable Products Common Stock Fund

•	Sentinel Variable Products Bond Fund

•	Templeton Foreign Securities Portfolio – Class 2 Shares

•	Touchstone Mid Cap Growth Fund – Class I Shares

•	Van Eck VIP Global Bond Fund – Initial Class Shares

•	Van Eck VIP Global Hard Assets Fund – Class S Shares

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

•	Wells Fargo Advantage VT Discovery Fund – Class 2 Shares[2]

•	Wells Fargo Advantage VT Opportunity Fund – Class 2 Shares

The Sub-Accounts investing in the following Portfolios are no longer open to new Contributions and incoming Transfers:

•	AllianceBernstein VPS Growth Portfolio – Class A Shares[2]

•	AllianceBernstein VPS Growth & Income Portfolio – Class A Shares[2]

•	AllianceBernstein VPS International Value Portfolio – Class A Shares[1]

•	American Century VP Income & Growth Fund – Class I Shares[1]

•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares[2]

•	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares (formerly Neuberger Berman AMT Regency Portfolio – Class S Shares[2]

•	Pioneer Emerging Markets VCT Portfolio – Class II Shares[1]

•	Third Avenue Value Portfolio – Variable Series Trust Shares[2]

1 Effective April 27, 2010, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

2 Effective May 1, 2009, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity®.

Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days and up to 60 days for replacement annuity contracts, during which time you may cancel your Contract as described in more detail on this Prospectus.

Payout Options

The Schwab OneSource Annuity® offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Annuity Service Center

P.O. Box 173921

Denver, CO 80217-3921

1-888-560-5938.

Via Internet:

www.schwab.com

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value—The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Service Center – P.O. Box 173921, Denver, CO, 80217-3921. The toll-free telephone number is 1-888-560-5938.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan—A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary—The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions—The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Schwab OneSource Annuity® Structure

Your Annuity Account

|

Series Account

Contains the money you contribute

to variable investment options

(the Sub-Accounts).

|

Sub-Accounts

Shares of the Portfolios are held

in Sub-Accounts. There is one

Sub-Account for each Portfolio.

|

Portfolios

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

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Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 90th birthday.

Portfolio—A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by First Great-West or at another time of First Great-West’s choosing. Currently, the Premium Tax rate in New York for annuities is 0% given the total mix of First Great-West’s business in New York.

Proportional Withdrawals—A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2. See “Death Benefit” on page XX.

Request—Any written, telephoned, electronic or computerized instruction in a form satisfactory to First Great-West and Schwab received at the Annuity Service Center (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to First Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by First Great-West before it was processed.

Series Account—Variable Annuity-1 Series Account, the segregated asset account established by First Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or the financial statements.

Surrender Value —Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer—Moving money from and among the Sub-Account(s).

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments):	None

Maximum Surrender Charge (as a percentage of amount surrendered):	None

Maximum Transfer Charge:	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.28%	1.72%[1]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years

$266	$859	$1,539	$3,691

This Example does not show the effect of premium taxes. Premium taxes are deducted from Contract Value upon full surrender, death, or annuitization. See “Charges and Deductions – Premium Tax” on page XX. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” in this Prospectus. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the variable annuity contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

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How to contact the Annuity Service Center

Annuity Service Center

P.O. Box 173921

Denver, CO 80217-3921

888-560-5938

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction. The duration of your Right of Cancellation period under New York state law is 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page XX.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. In addition, each Portfolio assesses a charge for management fees and other expenses.

You may cancel your Contract during the Right of Cancellation period by sending it to the Annuity Service Center or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.

This summary highlights some of the more significant aspects of the Schwab OneSource Annuity®. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference

First Great-West Life & Annuity Insurance Company

First Great-West (formerly known as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. First Great-West operates in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York. First Great-West's Home Office is located at 50 Main Street, White Plains, New York 10606.

First Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation.

Effective December 31, 2005, First Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the

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surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of the First Great-West Life & Annuity Insurance Company, including the Series Account, and it became directly liable for the First Great-West Life & Annuity Insurance Company's liabilities and obligations, including those with respect to the Contract supported by the Series Account.

The Series Account

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

The Series Account was established in accordance with New York laws on January 15, 1997.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger Portfolios—advised by Fred Alger Management, Inc. of New York, New York.

Alger Large Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.

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Alger Mid Cap Growth Portfolio–Class I-2 Shares seeks long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc.—advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio–Class A Shares seeks to provide long-term growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS Growth Portfolio–Class A Shares seeks to provide long-term growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein VPS International Growth Portfolio–Class A Shares seeks long-term growth of capital.

AllianceBernstein VPS International Value Portfolio–Class A Shares seeks long-term growth of capital.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

AllianceBernstein VPS Real Estate Investment Portfolio–Class A Shares seeks total return from long-term growth of capital and income.

AllianceBernstein VPS Small/Mid Cap Value Portfolio–Class A Shares seeks long-term growth of capital.

American Century Variable Portfolios, Inc.—advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund–Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund–Class I Shares seeks capital growth by investing in common stocks. Income is a secondary objective.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund–Class I Shares seeks long-term capital growth. Income is a secondary objective.

American Century VP Mid Cap Value Fund–Class II Shares seeks long-term capital growth. Income is a secondary objective.

Columbia Funds—advised by Columbia Management Investment Advisors, LLC of Boston, Massachusetts.

Columbia Variable Portfolio - Marsico 21st Century Fund–Class 2 Shares seeks long term growth of capital.

Columbia Variable Portfolio - Seligman Global Technology Fund–Class 2 Shares seeks long-term capital appreciation.

Columbia Variable Portfolio - Small Cap Value Fund–Class 2 Shares seeks long term capital appreciation.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a wholly owned subsidiary of the Macquarie Group, Ltd.

Delaware VIP Small Cap Value Series–Standard Class Shares seeks capital appreciation.

Delaware VIP Smid Cap Growth Series–Standard Class Shares (formerly Delaware VIP Growth Opportunities Series) seeks long-term capital appreciation.

Dreyfus Investment Portfolios—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index.

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Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. Sub- Advised by Fayez Sarofim & Co.

DWS Variable Series I—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Capital Growth VIP–Class A Shares seeks to provide long-term growth of capital.

DWS Variable Series II—advised by Deutsche Investment Management Americas, Inc. of New York, New York.

DWS Core Equity VIP Fund – Class A Shares (formerly DWS Blue Chip VIP) seeks growth of capital and income. Sub-advised by QS Investors, LLC.

DWS Dreman Small Mid Cap Value VIP–Class A Shares seeks long-term capital appreciation. Sub-advised by Dreman Value Management L.L.C.

DWS Large Cap Value VIP–Class A Shares seeks to achieve a high rate of total return. Sub-advised by Deutsche Investment Management Americas Inc..

DWS Investments VIT Funds—advised by Deutsche Investment Management, Inc. of New York, New York.

DWS Small Cap Index VIP–Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies. Sub-advised by Northern Trust Investments, Inc.

Federated Insurance Series—advised by Federated Equity Management Company of Pittsburgh, Pennsylvania.

Federated Fund for U.S. Government Securities II seeks to provide current income.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund–Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Templeton Foreign Securities Fund–Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC, Fort Lauderdale, Florida.

Invesco Variable Insurance Funds—advised by Invesco Advisers, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Advisors, Inc.

Invesco V.I. International Growth Fund–Series I Shares seeks long-term growth of capital.

Invesco V.I. Mid Cap Core Equity Fund–Series I Shares seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund–Series I Shares seeks long-term growth of capital.

Invesco Van Kampen V.I. Comstock Fund–Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco Van Kampen V.I. Growth and Income Fund–Series I Shares seeks long-term growth of capital and income.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Balanced Portfolio–Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Flexible Bond Portfolio–Service Shares seeks to obtain maximum total return, consistent with preservation of capital.

Lazard Retirement Series—advised by Lazard Asset Management, LLC of New York, New York.

Lazard Retirement Emerging Markets Equity Portfolio–Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust—advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

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LVIP Baron Growth Opportunities Fund–Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS® Utilities Series–Service Class Shares seeks total return.

MFS® Variable Insurance Trust II—advised by Massachusetts Financial Services Company of Boston, Massachusetts

MFS® International Value Portfolio–Service Class Shares seeks capital appreciation.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors of King of Prussia, Pennsylvania, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Fund–Class II Shares seeks capital appreciation.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, LLC of New York, New York.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class S Shares (formerly Neuberger Berman AMT Regency Portfolio) seeks growth of capital.

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

Oppenheimer Variable Account Funds—advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA–Non Service Shares seeks long term capital appreciation.

Oppenheimer International Growth Fund/VA–Non Service Shares seeks long-term capital appreciation by investing under normal circumstances, at least 65% of its total assets in equity securities of issuers that are domiciled or have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Total Return Portfolio–Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Emerging Markets VCT Portfolio–Class II Shares seeks long term growth of capital.

Effective April 27, 2010, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Pioneer Fund VCT Portfolio–Class I Shares seeks reasonable income and capital growth.

Pioneer Growth Opportunities VCT Portfolio–Class I Shares seeks growth of capital.

Pioneer Mid Cap Value VCT Portfolio–Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Prudential Series Fund—managed by Prudential Investments LLC of Newark, New Jersey.

The Prudential Series Fund Equity Portfolio–Class II Shares seeks long term growth of capital by investing in common stock of major established companies (companies within the market capitalization range of the Russell 1000® Index) as well as smaller companies. Sub-advised by Jennison Associates, LLC of New York, New York.

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The Prudential Series Fund Natural Resources Portfolio–Class II Shares seeks long-term growth of capital by investing in common stocks and convertible securities of natural resource companies and in securities that are related to the market value of some natural resource.

Putnam Variable Trust—advised by Putnam Investment Management, LLC of Boston, Massachusetts.

Putnam VT American Government Income Fund–Class IB Shares seeks high current income with preservation of capital as its secondary objective.

Putnam VT Equity Income Fund–Class IB Shares seeks capital growth and current income.

Putnam VT Global Health Care Fund–Class IB Shares seeks capital appreciation.

Royce Capital Fund—advised by Royce & Associates, LLC of New York, New York.

Royce Capital Fund – Small-Cap Portfolio–Service Class Shares seeks long-term growth of capital.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II™ seeks high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Sentinel Variable Products Trust—advised by Sentinel Asset Management, Inc. of Montpelier, Vermont.

Sentinel Variable Products Small Company Fund seeks growth of capital.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk.

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC, of New York, New York.

Third Avenue Value Portfolio–Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate).

Effective May 1, 2009, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Touchstone Variable Series Trust—advised by Touchstone Advisors, Inc. of Cincinnati, Ohio.

Touchstone Mid Cap Growth Fund–Class I Shares seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.

Van Eck VIP Trust—advised by Van Eck Associates Corporation of New York, New York.

Van Eck VIP Global Bond Fund—Initial Class Shares seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.

Van Eck VIP Global Hard Assets Fund–Class S Shares seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration.

Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company headquartered in San Francisco, California.

Wells Fargo Advantage VT Discovery Fund–Class 2 Shares seeks long-term capital appreciation.

Wells Fargo Advantage VT Opportunity Fund–Class 2 Shares seeks long-term capital appreciation.

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Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.com.

The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

First Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

First Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity® is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to First Great-West) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity® has a cash value of at least $5,000.

The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by First Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days required by New York state law and 60 days if the contract is a replacement), you may cancel your Contract. During the Right of Cancellation period, all Contributions will first be allocated to the Money Market Sub-Account and will remain there until the next Transaction Date following the end of the Right of Cancellation period plus five calendar days. If you exercise your Right of Cancellation, you must return the Contract to First Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages. Any changes made during the Right of Cancellation period will take effect after the Right of Cancellation period has expired.

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Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In New York, we will refund the greater of (i) Contributions (less any withdrawals and distributions taken during the Right of Cancellation period, or (ii) the Annuity Account Value.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. New York state requires that we return the greater of: (a) Contributions received (less any surrenders, withdrawals, and distributions taken during the Right of Cancellation period), or (b) the Annuity Account Value effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to First Great-West.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center at First Great-West if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

First Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account's value prior to the Payout Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

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Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center, or through the Internet at www.schwab.com where you will be redirected to a First Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Service Center if received before 4:00 p.m. ET. Any transfer request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, First Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

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For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-

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Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

First Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

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Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
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You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

First Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to the Annuity Service Center or via the Internet at www.schwab.com, or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to commence, First Great-West may delay the Annuity Commencement Date by 30 days.

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After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

First Great-West generally will pay the Surrender Value in a single sum within 7 days after receipt of the Request. First Great-West may delay payment for: (a) any period (i) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (ii) during which trading on the New York Stock Exchange is restricted; (b) any period during which an emergency exists as a result of which (i) disposal of the Series Account owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Series Account to determine the value of its net assets; or (c) any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service ("IRS"). If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page XX.

Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. ET on days the New York Stock Exchange is open for business will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” on page XX of this Prospectus.

If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

If you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

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•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Proportional Withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Proportional Withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

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You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner's date of death.

If an election is not received by First Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Contingent Annuitant

While the Annuitant is living, and at least 30 days prior to the Annuity Commencement Date, you may, by written Request designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

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If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force. If the Beneficiary is a partnership, any benefits will be paid to the partnership as it existed at the time of the Owner’s or the Annuitant’s death.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

The Owner may change the ownership while the Annuitant and Owner are living. Any change will take effect as of the date the signed written Request is received by us at the Annuity Service Center, unless a different date is specified by the Owner. If the Owner wishes to specify a specific date, that date must be within 60 days of the Owner’s signature. The change will not take affect if any other action was taken by the Owner or payout was made by First Great-West before the requested change was processed.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable; and/or
•	charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

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The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflects the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes, ranging from 0% to 3.5%, in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.

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Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to First Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” on page XX.

Annuity Payouts

You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 90th birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

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For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. The interest rate used will be 3%.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the fifth valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable New York or other tax laws.

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The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the uncovered amount.

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59 1/2.
•	Made as a result of death or disability of the Owner.

28

•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently, at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

29

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by First Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

In June 2011, the IRS issued Rev. Proc. 2011-38, which significantly eased the restrictions on partial transfers adopted by Rev. Proc. 2008-24. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange rather than the 12-month period required by Rev. Proc. 2008-24. In addition, annuity payments that satisfy the newly enacted partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev Proc. 2011-38 also replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to First Great-West. All assignments are subject to any action taken or payout made by First Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in New York by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

First Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page XX of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.

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You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in First Great-West.

Rights Reserved by First Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, First Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which First Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of First Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

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Independent Registered Public Accounting Firm and Independent Auditors

The financial statements and financial highlights of each of the investment options of the Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company included in this Prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of First Great-West Life & Annuity Insurance Company included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the Registration Statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Annuity Service Center

P.O. Box 173921

Denver, CO 80217-3921

(888) 560-5938

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by First Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and First Great-West, such as:

•	general information;
•	information about First Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payouts;
•	postponement of payouts;
•	services;
•	withholding; and
•	financial statements.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units outstanding Throughout Each Period

For the Periods Ended December 31

Investment Division (0.65)	2011	2010	2009	2008
ALGER LARGE CAP GROWTH
Value at beginning of period	9.58	8.51	5.80	10.00
Value at end of period	9.49	9.58	8.51	5.80
Number of accumulation units outstanding at end of period	500	3,069	980	40
ALGER MID CAP GROWTH
Value at beginning of period	8.56	7.21	10.00
Value at end of period	7.80	8.56	7.21
Number of accumulation units outstanding at end of period	-	-	-
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	8.15	7.27	5.24	10.00
Value at end of period	6.82	8.15	7.27	5.24
Number of accumulation units outstanding at end of period	16,954	18,717	12,899	2,505
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.66	6.41	4.79	10.00
Value at end of period	5.34	6.66	6.41	4.79
Number of accumulation units outstanding at end of period	8,565	10,220	17,377	3,838
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	9.44	7.52	5.85	10.00
Value at end of period	10.23	9.44	7.52	5.85
Number of accumulation units outstanding at end of period	7,416	5,402	1,119	1,085
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	11.16	8.85	10.00
Value at end of period	10.16	11.16	8.85
Number of accumulation units outstanding at end of period	6,883	5,992	4,694
AMERICAN CENTURY VP BALANCED
Value at beginning of period	10.21	9.21	8.03	10.00
Value at end of period	10.69	10.21	9.21	8.03
Number of accumulation units outstanding at end of period	649	649	649	649
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	9.03	7.96	10.00
Value at end of period	9.25	9.03	7.96
Number of accumulation units outstanding at end of period	4,437	4,437	3,661
AMERICAN CENTURY VP MIDCAP VALUE

Value at beginning of period	15.50	13.11	10.00
Value at end of period	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	6,994	4,501	4,501
AMERICAN CENTURY VP VALUE
Value at beginning of period	9.86	8.75	7.35	10.00
Value at end of period	9.90	9.86	8.75	7.35
Number of accumulation units outstanding at end of period	23,324	16,940	11,716	1,505
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	10.00
Value at end of period	9.27
Number of accumulation units outstanding at end of period	-
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	15.89	12.65	10.00
Value at end of period	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	1,517	2,562	2,562
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	11.79	8.97	6.85	10.00
Value at end of period	11.55	11.79	8.97	6.85
Number of accumulation units outstanding at end of period	3,805	3,105	2,234	4
DELAWARE VIP SMID CAP GROWTH
Value at beginning of period	12.44	9.19	10.00
Value at end of period	13.37	12.44	9.19
Number of accumulation units outstanding at end of period	7,857	167	-
DREYFUS VIF APPRECIATION
Value at beginning of period	10.13	8.84	7.26	10.00
Value at end of period	10.97	10.13	8.84	7.26
Number of accumulation units outstanding at end of period	31,920	26,554	22,647	12
DWS BLUE CHIP VIP
Value at beginning of period	9.68	8.56	10.00
Value at end of period	9.57	9.68	8.56
Number of accumulation units outstanding at end of period	1,085	1,085	-
DWS CAPITAL GROWTH VIP
Value at beginning of period	9.84	8.49	10.00
Value at end of period	9.34	9.84	8.49
Number of accumulation units outstanding at end of period	24,190	16,399	41

DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	10.92	8.93	10.00
Value at end of period	10.19	10.92	8.93
Number of accumulation units outstanding at end of period	10,211	10,212	10,325
DWS LARGE CAP VALUE VIP
Value at beginning of period	8.78	7.98	6.40	10.00
Value at end of period	8.71	8.78	7.98	6.40
Number of accumulation units outstanding at end of period	594	3,158	6,983	23
DWS SMALL CAP INDEX VIP
Value at beginning of period	10.86	8.65	6.88	10.00
Value at end of period	10.32	10.86	8.65	6.88
Number of accumulation units outstanding at end of period	7,111	6,346	6,494	767
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	11.14	10.66	10.20	10.00
Value at end of period	11.70	11.14	10.66	10.20
Number of accumulation units outstanding at end of period	26,402	22,490	31,217	3,665
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.68	8.39	10.00
Value at end of period	10.22	10.68	8.39
Number of accumulation units outstanding at end of period	592	640	757
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.82	10.00
Value at end of period	9.60	10.82
Number of accumulation units outstanding at end of period	6,622	5,808
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.43	8.41	6.26	10.00
Value at end of period	8.73	9.43	8.41	6.26
Number of accumulation units outstanding at end of period	22,661	15,815	11,437	795
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.17	12.50	10.00
Value at end of period	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	-	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	15.60	12.21	10.00
Value at end of period	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	-	-	-

INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	9.77	8.48	10.00
Value at end of period	9.53	9.77	8.48
Number of accumulation units outstanding at end of period	-	-	-
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	9.67	8.65	10.00
Value at end of period	9.42	9.67	8.65
Number of accumulation units outstanding at end of period	10,734	11,159	7,690
JANUS ASPEN BALANCED
Value at beginning of period	11.10	10.33	10.00
Value at end of period	11.18	11.10	10.33
Number of accumulation units outstanding at end of period	35,172	35,135	12,963
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	12.32	11.51	10.25	10.00
Value at end of period	13.02	12.32	11.51	10.25
Number of accumulation units outstanding at end of period	42,843	39,060	24,398	1,936
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	17.87	14.66	10.00
Value at end of period	14.56	17.87	14.66
Number of accumulation units outstanding at end of period	15,596	13,441	1,643
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.70	8.52	10.00
Value at end of period	11.06	10.70	8.52
Number of accumulation units outstanding at end of period	17,789	17,685	14,570
MFS INTERNATIONAL VALUE
Value at beginning of period	14.18	13.12	10.00
Value at end of period	13.84	14.18	13.12
Number of accumulation units outstanding at end of period	15,211	10,552	1,181
MFS UTILITIES
Value at beginning of period	9.41	8.35	6.32	10.00
Value at end of period	9.96	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	2,611	2,227	1,005	1,005
NVIT MID CAP INDEX
Value at beginning of period	10.78	8.62	10.00
Value at end of period	10.43	10.78	8.62
Number of accumulation units outstanding at end of period	2,838	2,846	5,083

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	9.94	8.63	10.00
Value at end of period	9.06	9.94	8.63
Number of accumulation units outstanding at end of period	2,329	1,499	2,259
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	9.36	8.21	10.00
Value at end of period	8.63	9.36	8.21
Number of accumulation units outstanding at end of period	1,436	1,286	5,950
PIMCO VIT HIGH YIELD
Value at beginning of period	11.85	10.42	7.48	10.00
Value at end of period	12.17	11.85	10.42	7.48
Number of accumulation units outstanding at end of period	16,231	15,900	4,309	833
PIMCO VIT LOW DURATION
Value at beginning of period	11.47	10.97	9.74	10.00
Value at end of period	11.52	11.47	10.97	9.74
Number of accumulation units outstanding at end of period	60,994	49,567	14,484	3,449
PIMCO VIT TOTAL RETURN
Value at beginning of period	12.23	11.38	10.05	10.00
Value at end of period	12.59	12.23	11.38	10.05
Number of accumulation units outstanding at end of period	66,875	63,917	29,301	357
PIONEER EMERGING MARKETS VCT
Value at beginning of period	8.79	7.65	10.00
Value at end of period	6.67	8.79	7.65
Number of accumulation units outstanding at end of period	-	-	5,960
PIONEER FUND VCT
Value at beginning of period	9.56	8.30	10.00
Value at end of period	9.09	9.56	8.30
Number of accumulation units outstanding at end of period	10,850	7,266	8,931
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.97	8.51	10.00
Value at end of period	9.33	9.97	8.51
Number of accumulation units outstanding at end of period	-	-	1,810
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	14.63	13.21	10.00
Value at end of period	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	830	864	-

PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	18.23	14.39	10.00
Value at end of period	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	987	-	-
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.00
Value at end of period	10.87
Number of accumulation units outstanding at end of period	1,686
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.00
Value at end of period	10.75
Number of accumulation units outstanding at end of period	5,524
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	10.00
Value at end of period	8.58
Number of accumulation units outstanding at end of period	6,198
ROYCE SMALL-CAP
Value at beginning of period	15.67	13.11	10.00
Value at end of period	15.01	15.67	13.11
Number of accumulation units outstanding at end of period	8,107	8,430	5,730
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	9.77	8.65	10.00
Value at end of period	9.61	9.77	8.65
Number of accumulation units outstanding at end of period	10,415	5,580	2,101
SCHWAB MONEY MARKET
Value at beginning of period	9.96	10.02	10.07	10.00
Value at end of period	9.89	9.96	10.02	10.07
Number of accumulation units outstanding at end of period	78,208	196,082	34,349	227,841
SCHWAB S&P 500 INDEX
Value at beginning of period	9.35	8.21	6.55	10.00
Value at end of period	9.47	9.35	8.21	6.55
Number of accumulation units outstanding at end of period	91,655	18,074	13,903	2,052
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	11.29	10.59	10.00
Value at end of period	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	9,925	5,178	-

SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	14.54	12.64	10.00
Value at end of period	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	3,362	-	-
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	15.53	12.63	10.00
Value at end of period	15.90	15.53	12.63
Number of accumulation units outstanding at end of period	4,036	3,508	3,508
THIRD AVENUE VALUE
Value at beginning of period	9.42	8.32	10.00
Value at end of period	7.37	9.42	8.32
Number of accumulation units outstanding at end of period	2,717	2,717	4,131
VAN ECK VIP GLOBAL BOND
Value at beginning of period	11.50	10.90	10.00
Value at end of period	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	15,326	12,671	799
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	17.28	13.51	10.00
Value at end of period	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	15,856	14,421	-
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	11.32	8.41	10.00
Value at end of period	11.30	11.32	8.41
Number of accumulation units outstanding at end of period	945	859	3,486
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	10.76	8.75	10.00
Value at end of period	10.10	10.76	8.75
Number of accumulation units outstanding at end of period	847	363	1,284
Investment Division (0.85)	2011	2010	2009	2008
ALGER LARGE CAP GROWTH
Value at beginning of period	9.53	8.48	10.00
Value at end of period	9.42	9.53	8.48
Number of accumulation units outstanding at end of period	409	337	-
ALGER MID CAP GROWTH
Value at beginning of period	8.51	7.19	4.78	10.00
Value at end of period	7.74	8.51	7.19	4.78
Number of accumulation units outstanding at end of period	1,857	8,805	8,782	3,075

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH
Value at beginning of period	8.11	7.25	5.24	10.00
Value at end of period	6.77	8.11	7.25	5.24
Number of accumulation units outstanding at end of period	1,652	2,931	7,141	4,124
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
Value at beginning of period	6.62	6.39	4.78	10.00
Value at end of period	5.30	6.62	6.39	4.78
Number of accumulation units outstanding at end of period	8,062	8,062	10,764	6,005
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period	9.39	7.50	5.84	10.00
Value at end of period	10.15	9.39	7.50	5.84
Number of accumulation units outstanding at end of period	8,493	7,382	6,269	3,863
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
Value at beginning of period	11.10	8.82	10.00
Value at end of period	10.08	11.10	8.82
Number of accumulation units outstanding at end of period	-	608	-
AMERICAN CENTURY VP BALANCED
Value at beginning of period	10.16	9.18	8.02	10.00
Value at end of period	10.61	10.16	9.18	8.02
Number of accumulation units outstanding at end of period	11,387	11,387	6,129	2,520
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	8.98	7.94	6.78	10.00
Value at end of period	9.19	8.98	7.94	6.78
Number of accumulation units outstanding at end of period	-	-	-	-
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	15.45	13.09	10.00
Value at end of period	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY VP VALUE
Value at beginning of period	9.81	8.72	7.34	10.00
Value at end of period	9.83	9.81	8.72	7.34
Number of accumulation units outstanding at end of period	7,079	4,811	3,890	1,289
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	10.00
Value at end of period	9.26
Number of accumulation units outstanding at end of period	1,516

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	15.84	12.63	10.00
Value at end of period	14.74	15.84	12.63
Number of accumulation units outstanding at end of period	-	428	-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	11.72	8.94	6.84	10.00
Value at end of period	11.47	11.72	8.94	6.84
Number of accumulation units outstanding at end of period	277	854	671	671
DELAWARE VIP SMID CAP GROWTH
Value at beginning of period	12.38	9.16	6.35	10.00
Value at end of period	13.27	12.38	9.16	6.35
Number of accumulation units outstanding at end of period	6,441	5,085	3,547	2,303
DREYFUS VIF APPRECIATION
Value at beginning of period	10.08	8.81	10.00
Value at end of period	10.89	10.08	8.81
Number of accumulation units outstanding at end of period	2,594	1,785	-
DWS BLUE CHIP VIP
Value at beginning of period	9.63	8.53	10.00
Value at end of period	9.50	9.63	8.53
Number of accumulation units outstanding at end of period	-	-	-
DWS CAPITAL GROWTH VIP
Value at beginning of period	9.79	8.46	10.00
Value at end of period	9.27	9.79	8.46
Number of accumulation units outstanding at end of period	3,527	508	-
DWS DREMAN SMALL MID CAP VALUE VIP
Value at beginning of period	10.86	8.90	6.92	10.00
Value at end of period	10.12	10.86	8.90	6.92
Number of accumulation units outstanding at end of period	4,777	5,378	5,674	2,851
DWS LARGE CAP VALUE VIP
Value at beginning of period	8.73	7.95	10.00
Value at end of period	8.65	8.73	7.95
Number of accumulation units outstanding at end of period	-	-	-
DWS SMALL CAP INDEX VIP
Value at beginning of period	10.81	8.62	10.00
Value at end of period	10.24	10.81	8.62
Number of accumulation units outstanding at end of period	926	1,554	1,025

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	11.08	10.62	10.18	10.00
Value at end of period	11.62	11.08	10.62	10.18
Number of accumulation units outstanding at end of period	14,962	7,865	6,799	1,375
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	10.63	8.36	6.53	10.00
Value at end of period	10.14	10.63	8.36	6.53
Number of accumulation units outstanding at end of period	3,293	3,868	3,005	1,309
FRANKLIN TEMPLETON FOREIGN SECURITIES
Value at beginning of period	10.80	10.00
Value at end of period	9.57	10.80
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.38	8.38	10.00
Value at end of period	8.67	9.38	8.38
Number of accumulation units outstanding at end of period	1,375	1,256	1,174
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	14.12	12.48	10.00
Value at end of period	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	319	319	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	15.55	12.20	10.00
Value at end of period	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	2,349	1,291	798
INVESCO VAN KAMPEN VI COMSTOCK
Value at beginning of period	9.72	8.45	10.00
Value at end of period	9.46	9.72	8.45
Number of accumulation units outstanding at end of period	4,725	4,725	2,670
INVESCO VAN KAMPEN VI GROWTH & INCOME
Value at beginning of period	9.62	8.62	10.00
Value at end of period	9.35	9.62	8.62
Number of accumulation units outstanding at end of period	1,566	1,451	-
JANUS ASPEN BALANCED
Value at beginning of period	11.04	10.30	8.27	10.00
Value at end of period	11.09	11.04	10.30	8.27
Number of accumulation units outstanding at end of period	9,067	10,257	5,502	1,191

JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	12.25	11.47	10.24	10.00
Value at end of period	12.93	12.25	11.47	10.24
Number of accumulation units outstanding at end of period	11,131	6,528	5,290	1,426
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	17.81	14.64	10.00
Value at end of period	14.48	17.81	14.64
Number of accumulation units outstanding at end of period	3,245	7,083	2,505
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.64	8.49	10.00
Value at end of period	10.98	10.64	8.49
Number of accumulation units outstanding at end of period	270	948	2,772
MFS INTERNATIONAL VALUE
Value at beginning of period	14.14	13.11	10.00
Value at end of period	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	6,124	8,114	2,324
MFS UTILITIES
Value at beginning of period	9.36	8.32	10.00
Value at end of period	9.89	9.36	8.32
Number of accumulation units outstanding at end of period	336	96	-
NVIT MID CAP INDEX
Value at beginning of period	10.73	8.59	6.35	10.00
Value at end of period	10.35	10.73	8.59	6.35
Number of accumulation units outstanding at end of period	3,493	2,676	1,339	1,339
OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period	9.89	8.60	10.00
Value at end of period	8.99	9.89	8.60
Number of accumulation units outstanding at end of period	1,753	-	1,130
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	9.31	8.18	5.93	10.00
Value at end of period	8.57	9.31	8.18	5.93
Number of accumulation units outstanding at end of period	6,172	6,155	5,475	2,455
PIMCO VIT HIGH YIELD
Value at beginning of period	11.78	10.38	7.47	10.00
Value at end of period	12.08	11.78	10.38	7.47
Number of accumulation units outstanding at end of period	13,287	7,432	7,719	3,083

PIMCO VIT LOW DURATION
Value at beginning of period	11.41	10.93	10.00
Value at end of period	11.44	11.41	10.93
Number of accumulation units outstanding at end of period	22,300	16,723	5,565
PIMCO VIT TOTAL RETURN
Value at beginning of period	12.16	11.34	10.03	10.00
Value at end of period	12.49	12.16	11.34	10.03
Number of accumulation units outstanding at end of period	35,923	22,653	9,612	3,469
PIONEER EMERGING MARKETS VCT
Value at beginning of period	8.74	7.63	4.42	10.00
Value at end of period	6.62	8.74	7.63	4.42
Number of accumulation units outstanding at end of period	691	691	3,329	691
PIONEER FUND VCT
Value at beginning of period	9.51	8.27	10.00
Value at end of period	9.03	9.51	8.27
Number of accumulation units outstanding at end of period	3,026	3,026	3,026
PIONEER MID CAP VALUE VCT
Value at beginning of period	9.92	8.48	10.00
Value at end of period	9.26	9.92	8.48
Number of accumulation units outstanding at end of period	404	334	-
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	14.58	13.19	10.00
Value at end of period	13.90	14.58	13.19
Number of accumulation units outstanding at end of period	1,493	-	-
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	18.15	14.37	10.00
Value at end of period	14.51	18.15	14.37
Number of accumulation units outstanding at end of period	2,861	1,075	669
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	10.00
Value at end of period	10.84
Number of accumulation units outstanding at end of period	1,936
PUTNAM VT EQUITY INCOME
Value at beginning of period	10.00
Value at end of period	10.72
Number of accumulation units outstanding at end of period	-

PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	10.00
Value at end of period	8.57
Number of accumulation units outstanding at end of period	-
ROYCE SMALL-CAP
Value at beginning of period	15.62	13.10	10.00
Value at end of period	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	2,909	2,310	931
SCHWAB MARKETTRACK GROWTH
Value at beginning of period	9.71	8.62	10.00
Value at end of period	9.54	9.71	8.62
Number of accumulation units outstanding at end of period	2,091	10,655	4,724
SCHWAB MONEY MARKET
Value at beginning of period	9.90	9.98	10.06	10.00
Value at end of period	9.82	9.90	9.98	10.06
Number of accumulation units outstanding at end of period	52,152	18,784	32,633	47,772
SCHWAB S&P 500 INDEX
Value at beginning of period	9.30	8.18	6.54	10.00
Value at end of period	9.40	9.30	8.18	6.54
Number of accumulation units outstanding at end of period	17,283	18,118	11,103	1,864
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	11.25	10.58	10.00
Value at end of period	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	-	-	-
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	14.49	12.62	10.00
Value at end of period	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	1,672	-	-
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	15.48	12.62	10.00
Value at end of period	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	-	439	-
THIRD AVENUE VALUE
Value at beginning of period	9.37	8.29	5.75	10.00
Value at end of period	7.31	9.37	8.29	5.75
Number of accumulation units outstanding at end of period	5,114	5,114	7,642	2,529

VAN ECK VIP GLOBAL BOND
Value at beginning of period	11.47	10.89	10.00
Value at end of period	12.29	11.47	10.89
Number of accumulation units outstanding at end of period	7,232	5,355	1,991
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	17.22	13.50	10.00
Value at end of period	14.22	17.22	13.50
Number of accumulation units outstanding at end of period	1,987	926	-
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	11.26	8.38	6.02	10.00
Value at end of period	11.22	11.26	8.38	6.02
Number of accumulation units outstanding at end of period	2,050	3,171	-	-
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	10.70	8.72	10.00
Value at end of period	10.03	10.70	8.72
Number of accumulation units outstanding at end of period	444	444	-

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current valuation period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by First Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the net result of:

(i) the net asset value per share of the Portfolio shares held in the Sub-Account determined as of the end of the immediately preceding valuation period; minus or plus

(ii) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Deferred Variable Annuity Contracts

issued by

First Great-West Life & Annuity Insurance Company

50 Main Street

White Plains, New York 10606

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2012, which is available without charge by contacting the Annuity Service Center, P.O. Box 173921, Denver, Colorado 80217-3921 or at 1-800-838-0649.

The date of this Statement of Additional Information is

May 1, 2012.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

First Great-West Life & Annuity Insurance Company (the “Company” or “First Great-West”) (formerly known as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

The Contract provides two variable annuity payout options. When a variable annuity payout option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.

The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Service Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by First Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First Great-West. First Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of First Great-West.

B.	Independent Registered Public Accounting Firm and Independent Auditors

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s independent auditor and serves as the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP audits financial statements for the Company and the Series Account and provides other audit, tax, and related services.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of First Great-West Life & Annuity Insurance Company included in this Prospectus and elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and elsewhere in the Registration Statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of First Great-West. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for each of the last three fiscal years.

D.	Administrative Services

First Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First Great-West. In addition, certain of GWL&A's property, equipment, and facilities are made available for First Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

Certain administrative services are provided by GWFS to assist First Great-West in processing the Contracts. These services are described in written agreements between GWFS and First Great-West. The total compensation paid to GWFS in connection with these services was zero for each of the last three fiscal years.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The financial statements of First Great-West Life & Annuity Insurance Company should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

First Great-West Life & Annuity

Insurance Company

(a wholly-owned subsidiary of

Great-West Life & Annuity

Insurance Company)

Balance Sheets as of December 31, 2011 and 2010 and Related Statements of Income, Statements of Stockholder’s Equity and Statements of Cash Flows for Each of the Three Years in the Period Ended December 31, 2011 and Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

First Great-West Life & Annuity Insurance Company

White Plains, New York

We have audited the accompanying balance sheets of First Great-West Life & Annuity Insurance Company (the “Company”), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company, as of December 31, 2011 and 2010, and the related statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 26, 2012

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Balance Sheets

December 31, 2011 and 2010

(In Thousands, Except Share Amounts)

	December 31,
	2011	2010
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost $575,948 and $562,753)	$597,956	$575,373
Fixed maturities, held-for-trading, at fair value (amortized cost $3,007 and $3,007)	3,278	2,857
Mortgage loans on real estate (net of allowances of $880 and $750)	92,002	75,276
Policy loans	14,834	14,976
Short-term investments, available-for-sale (cost approximates fair value)	16,705	127,201
Other investments	-	98

Total investments	724,775	795,781
Other assets:
Cash	169	572
Reinsurance receivable	53,015	48,466
Deferred acquisition costs and value of business acquired	8,494	11,922
Investment income due and accrued	5,637	4,791
Collateral under securities lending agreements	-	48,136
Due from parent and affiliates	2,943	6,406
Other assets	3,080	1,935
Assets of discontinued operations	543	2,431
Separate account assets	298,117	230,483

Total assets	$1,096,773	$1,150,923

See notes to financial statements.	(Continued)

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Balance Sheets

December 31, 2011 and 2010

(In Thousands, Except Share Amounts)

	December 31,
	2011	2010
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$657,535	$601,373
Policy and contract claims	5,586	2,219
Policyholders’ funds	2,552	2,569
Provision for policyholders’ dividends	1,600	1,600
Undistributed earnings on participating business	12,895	10,416

Total policy benefit liabilities	680,168	618,177
General liabilities:
Repurchase agreements	-	146,139
Payable under securities lending agreements	-	48,136
Deferred income tax liability, net	2,374	639
Other liabilities	5,788	5,591
Liabilities of discontinued operations	538	2,381
Separate account liabilities	298,117	230,483

Total liabilities	986,985	1,051,546

Commitments and contingencies

Stockholder’s equity:
Common stock, $1,000 par value, 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income	9,589	4,306
Retained earnings	41,349	36,221

Total stockholder’s equity	109,788	99,377

Total liabilities and stockholder’s equity	$1,096,773	$1,150,923

See notes to financial statements.	(Concluded)

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements of Income

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Revenues:
Premium income, net of premiums ceded of $6,527, $5,752 and $8,471	$8,578	$14,492	$13,719
Fee income	5,753	4,860	4,448
Net investment income	28,519	35,832	32,550
Realized investment gains (losses), net:
Total other-than-temporary losses	(3,508)	(301)	(236)
Other-than-temporary losses transferred to other comprehensive income	2,101	-	-
Other realized investment gains (losses), net	7,257	2,487	(456)

Total realized investment gains (losses), net	5,850	2,186	(692)

Total revenues	48,700	57,370	50,025

Benefits and expenses:
Life and other policy benefits, net of reinsurance recoveries of $7,985, $3,469 and $14,141	16,216	18,608	20,736
Decrease in policy reserves	(7,005)	(4,448)	(8,068)
Interest paid or credited to contractholders	12,899	12,729	13,348
Provision for policyholders’ share of earnings on participating business	1,061	1,752	1,847
Dividends to policyholders	1,536	1,526	1,397

Total benefits	24,707	30,167	29,260
General insurance expenses	11,448	8,860	9,395
Amortization of deferred acquisition cost sand value of business acquired	3,005	2,631	2,285

Total benefits and expenses, net	39,160	41,658	40,940

Income from continuing operations before income taxes	9,540	15,712	9,085
Income tax expense	4,412	6,830	2,736

Income from continuing operations	5,128	8,882	6,349
Loss from discontinued operations, net of income tax benefit of $ -, $ - and $35	-	-	(65)

Net income	$5,128	$8,882	$6,284

See notes to financial statements.

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements of Stockholder’s Equity

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Balances, January 1, 2009	$2,500	$56,350	$(22,862)	$19,658	$55,646
Net income				6,284	6,284
Non-credit component of impairment losses on fixed maturities, available-for-sale			555		555
Net change in unrealized gains (losses)			16,725		16,725

Total comprehensive income					23,564
Impact of adopting ASC section 320-10-65
“Investments - Debt and Equity Securities” on available-for-sale securities, net of tax			(1,397)	1,397	-

Balances, December 31, 2009	2,500	56,350	(6,979)	27,339	79,210
Net income				8,882	8,882
Non-credit component of impairment losses on fixed maturities, available-for-sale			382		382
Net change in unrealized gains (losses)			10,903		10,903

Total comprehensive income					20,167

Balances, December 31, 2010	2,500	56,350	4,306	36,221	99,377
Net income				5,128	5,128
Non-credit component of impairment losses on fixed maturities, available-for-sale			(1,011)		(1,011)
Net change in unrealized gains (losses)			6,294		6,294

Total comprehensive income					10,411

Balances, December 31, 2011	$2,500	$56,350	$9,589	$41,349	$109,788

See notes to financial statements.

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$5,128	$8,882	$6,284
Adjustments to reconcile net income to net cash provided by (used in) operating activities: Earnings allocated to participating policyholders	1,061	1,752	1,847
Amortization of premiums, (accretion of discounts) on investments, net	(404)	(1,599)	(1,137)
Net realized (gains) losses on investments	(10,619)	(5,005)	692
Net (purchases) proceeds of trading securities	(71)	(3,007)	184
Losses (gains) on hedged assets	3,869	(3,632)	4,691
Interest credited to contractholders	12,778	12,625	13,174
Depreciation and amortization	3,008	2,645	2,305
Deferral of acquisition costs	(2,537)	(2,049)	(1,701)
Deferred income taxes	(1,874)	48	1,777
Other, net	(434)	148	(749)
Changes in assets and liabilities:
Policy benefit liabilities	(7,107)	(13,850)	(15,940)
Reinsurance receivable	(2,661)	4,073	3,453
Investment income due and accrued	(846)	191	(661)
Other assets	(1,267)	2,658	(2,361)
Other liabilities	627	(1,468)	3,882

Net cash (used in) provided by operating activities	(1,349)	2,412	15,740

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	372,941	313,832	69,080
Mortgage loans on real estate	11,267	7,786	5,874
Other investments	76	757	-
Purchases of investments:
Fixed maturities, available-for-sale	(522,278)	(288,319)	(100,116)
Mortgage loans on real estate	(28,384)	(3,500)	-
Other investments	-	(110)	(2)
Net change in short-term investments	258,209	(116,632)	(127,373)
Net change in repurchase agreements	(146,139)	63,838	82,301
Policy loans, net	41	(953)	(700)
Other, net	-	-	1,501

Net cash used in investing activities	(54,267)	(23,301)	(69,435)

See notes to financial statements.	(Continued)

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(In Thousands)

	Year ended December 31,
	2011	2010	2009
Cash flows from financing activities:
Contract deposits	$93,265	$93,008	$86,614
Contract withdrawals	(41,166)	(72,574)	(30,521)
Change in due from parent and affiliates	3,544	(3,856)	379
Change in bank overdrafts	(430)	173	405

Net cash provided by financing activities	55,213	16,751	56,877

Net (decrease) increase in cash	(403)	(4,138)	3,182
Cash, beginning of year	572	4,710	1,528

Cash, end of year	$169	$572	$4,710

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for income taxes	$6,184	$(686)	$(1,528)
Non-cash investing transactions during the year:
Fair value of assets acquired in settlement of fixed maturity investments	$14	$-	$-
Real estate acquired in satisfaction of debt	-	578	-

See notes to financial statements.	(Concluded)

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

First Great-West Life & Annuity Insurance Company (the “Company”) is a wholly-owned direct subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”) which is a direct wholly owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers individual life insurance and individual and group annuity products. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York Department of Insurance.

Basis of Presentation

The financial statements include the accounts of the Company.

Reclassifications

Certain amounts have been reclassified to conform to current year presentation. Specifically, equity investments, available-for-sale, were reclassified to other investments and premiums in the course of collection were reclassified to other assets. These reclassifications had no effect on previously reported results of operations or retained earnings.

Use of Estimates

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). These accounting principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, derivative financial instruments, valuation of policy benefit liabilities, valuation of deferred acquisition costs (“DAC”) and accounting for income taxes and the valuation of deferred tax assets. Actual results could differ from those estimates. However, in the opinion of management, these financial statements include normal recurring adjustments necessary for the fair presentation of the Company’s financial position and the results of its operations.

The Company is a member of a controlled group and therefore, its results may not be indicative of those of a stand-alone company.

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Restatement of the December 31, 2010 and 2009 financial statements

The accompanying financial statements as of and for the years ended December 31, 2010 and 2009 have been restated to reflect the following corrections of errors identified subsequent to the issuance of the December 31, 2010 audited financial statements:

•

Ceded premiums, reinsurance recoveries and change in ceded policy reserves were each understated due to errors in the accounting for the reinsurance of a co-insurance contract for the participating block of business ceded to an affiliate. These errors are primarily the result of over-retained policies, and certain riders and other policy benefits not being ceded properly. As this error involved the participating block of business only, there was no change to stockholder’s equity for the years ended December 31, 2010 and 2009, respectively.

•

Ceded premiums were understated due to errors in the calculation of premiums whereby monthly premium was misinterpreted for annual premiums on a non-participating block of business. As a result, stockholder’s equity was overstated by $773 and $660 for the years ended December 31, 2010 and 2009, respectively.

The following table summarizes the effect of the adjustments the Company made to its financial statements:

	As previously reported	Adjustments	As restated
Balance Sheets
2010
Reinsurance receivable	$47,033	$1,433	$48,466
Deferred income tax asset, net	890	(890)	-
Due from parent and affiliates	2,280	4,126	6,406
Total assets	1,146,254	4,669	1,150,923
Undistributed earnings on participating business	6,803	3,613	10,416
Total policy benefit liabilities	614,564	3,613	618,177
Deferred income tax liability, net	-	639	639
Other liabilities	4,401	1,190	5,591
Total liabilities	1,046,104	5,442	1,051,546
Retained earnings	36,994	(773)	36,221
Total stockholder’s equity	100,150	(773)	99,377
Total liabilities and stockholder’s equity	1,146,254	4,669	1,150,923

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	As previously reported	Adjustments	As restated
Statements of Income
2009
Premium income, net of premiums ceded (1)	$13,762	$(43)	$13,719
Total revenues	50,068	(43)	50,025
Life and other policy benefits net of reinsurance recoveries (2)	21,393	(657)	20,736
Increase (decrease) in policy reserves	(7,923)	(145)	(8,068)
Provision (benefit) for policyholders’ share of earnings on participating business	1,245	602	1,847
Total benefits	29,460	(200)	29,260
Total benefits and expenses, net	41,140	(200)	40,940
Income from continuing operations before income taxes	8,928	157	9,085
Income tax expense	2,471	265	2,736
Income from continuing operations	6,457	(108)	6,349
Net income	6,392	(108)	6,284
2010
Premium income, net of premiums ceded (3)	15,508	(1,016)	14,492
Total revenues	58,386	(1,016)	57,370
Life and other policy benefits net of reinsurance recoveries (4)	18,612	(4)	18,608
Increase (decrease) in policy reserves	(4,295)	(153)	(4,448)
Provision (benefit) for policyholders’ share of earnings on participating business	2,197	(445)	1,752
Total benefits	30,769	(602)	30,167
Total benefits and expenses, net	42,260	(602)	41,658
Income from continuing operations before income taxes	16,126	(414)	15,712
Income tax expense	7,131	(301)	6,830
Income from continuing operations	8,995	(113)	8,882
Net income	8,995	(113)	8,882
Statements of Stockholder’s Equity
Balances, January 1, 2009, Retained Earnings	20,210	(552)	19,658
Balances, January 1, 2009, Total	56,198	(552)	55,646
Net Income, 2009	6,392	(108)	6,284
Total comprehensive income, 2009	23,672	(108)	23,564
Balances, December 31, 2009 Retained Earnings	27,999	(660)	27,339
Balances, December 31, 2009 Total	79,870	(660)	79,210
Net Income, 2010	8,995	(113)	8,882
Total comprehensive income, 2010	20,280	(113)	20,167
Balances, December 31, 2010 Retained Earnings	36,994	(773)	36,221
Balances, December 31, 2010 Total	100,150	(773)	99,377
(1) Net of premiums ceded	8,428	43	8,471
(2) Net of reinsurance recoveries	13,484	657	14,141
(3) Net of premiums ceded	4,736	1,016	5,752
(4) Net of reinsurance recoveries	3,465	4	3,469

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	As previously reported	Adjustments	As restated
Statements of Cash Flows
2009
Net income	6,392	(108)	6,284
Earnings allocated to participating policyholders	1,245	602	1,847
Deferred income taxes	1,511	266	1,777
Changes in assets and liabilities:
Reinsurance receivable	3,598	(145)	3,453
Other liabilities	3,715	167	3,882
Net cash provided by operating activities	14,958	782	15,740
Change in due from parent and affiliate	1,161	(782)	379
Net cash used in financing activities	57,659	(782)	56,877
2010
Net income	8,995	(113)	8,882
Earnings allocated to participating policyholders	2,197	(445)	1,752
Deferred income taxes	349	(301)	48
Changes in assets and liabilities:
Reinsurance receivable	4,226	(153)	4,073
Other liabilities	(1,642)	174	(1,468)
Net cash provided by operating activities	3,250	(838)	2,412
Change in due from parent and affiliate	(4,694)	838	(3,856)
Net cash used in financing activities	15,913	838	16,751

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale. All available-for-sale fixed maturity investments are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income (loss). The Company recognizes the acquisition of its public fixed maturity investments on a trade date basis. Net unrealized gains and losses related to participating contract policies that cannot be distributed are recorded as undistributed earnings on participating business.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method, realized gains and losses are included in net realized investment gains (losses) and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company purchases fixed maturity securities which are classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on

12

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

non-accrual status. Premiums and discounts are amortized to net investment income using the scientific interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company uses an internal risk assessment process as a primary credit quality indicator, which is updated quarterly, with regard to impairment review and credit loss calculations. The Company follows a comprehensive approach with the management of mortgage loans that includes ongoing analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing—generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing—generally indicates that there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are disclosed as impaired.

The Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage credit loss allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the allowance for credit losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Loans reviewed for specific impairment are excluded from the analysis to estimate the credit loss allowance for the loans categorized as performing in the portfolio. Risk is mitigated through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. For loan balances greater than 90 days past due or in the process of foreclosure, all accrual of interest is discontinued. The Company resumes interest accrual on loans when a loan returns to current status. Interest accrual may also resume under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Policy loans are carried at their unpaid balances.

4.

Short-term investments include securities purchased with initial maturities of one year or less and are generally carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

5.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as collateralized borrowings. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. In connection with repurchase agreements transactions, it is the Company’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements. The liability is collateralized by securities with approximately the same fair value.

6.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancements on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as collateralized borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities.

7.

The Company’s other-than-temporary impairments accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an other-than-temporary impairment has occurred on fixed maturity investments where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	A fixed maturity investment has been downgraded by a credit rating agency;
•	The financial condition of the issuer has deteriorated;

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

If management either (a) has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an other-than-temporary impairment is considered to have occurred. In this instance, total other-than-temporary impairment is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an other-than-temporary impairment, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the other-than-temporary impairment, with an amortized cost basis equal to the previous amortized cost basis less the other-than-temporary impairment recognized in earnings. The Company accretes the new cost basis to estimated future value over the remaining life of the security based on the future estimated cash flows by adjusting the security’s yield.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets recorded at fair value have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets that the Company has the ability to access. Financial assets utilizing Level 1 inputs include certain money market funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. Level 2 inputs include quoted prices for similar assets in active markets and inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets classified as Level 2 are:

15

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

o

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations—new issue data, monthly payment information, collateral performance and third party real estate analysis.

o	U.S. states and their subdivisions—material event notices.
o	Short-term investments—valued at amortized cost, which approximates fair value.
o

Separate account assets and liabilities—exchange rates, various index data and news sources, amortized cost (which approximates fair value), reported trades, swap curves, credit spreads, recovery rates, restructuring, currency volatility, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset. In general, the prices of Level 3 securities, are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

o	Corporate debt securities—single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
o	Asset-backed securities—internal models utilizing asset-backed securities index spreads.
o	Separate account assets—single broker quotes which may be in an illiquid market or otherwise deemed unobservable or net asset value per share of the underlying investments

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

Derivative financial instruments

The Company enters into derivative transactions which include the use of U.S. government treasury futures contracts. The Company uses these derivative instruments to manage interest rate risk. Derivative instruments are not used for speculative reasons.

Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earning in net investment income. Investment gains and losses generally result from the termination of derivative contracts prior to expiration.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financial activities in

16

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

the statement of cash flows. The book overdrafts are included in other liabilities in the accompanying balance sheets. At December 31, 2011 and 2010, these liabilities were $192 and $622, respectively.

Deferred acquisition costs and value of business acquired

DAC, which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, has been deferred to the extent recoverable. The value of business acquired (“VOBA”) represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in accumulated other comprehensive income (loss).

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder and therefore, are not included in the Company’s statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Maxim Series Fund Inc., and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Life insurance and annuity future benefits

Life insurance and annuity future benefits with life contingencies in the amounts of $376,194 and $369,976 at December 31, 2011 and 2010, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract benefits without life contingencies in the amounts of $281,107 and $231,126 at December 31, 2011 and 2010, respectively, are established at the contractholder’s account value.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

17

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities are $112,785 and $109,732 at December 31, 2011 and 2010, respectively. Participating business comprises approximately 11% of the Company’s individual life insurance in-force at December 31, 2011 and 2010, and 37%, 30% and 41% of individual life insurance premium income for the years ended December 31, 2011, 2010 and 2009, respectively. The policyholder’s share of net income on participating policies is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheet.

As an insurance company domiciled in the State of New York, the Company is subject to the statutory requirements established by the New York Department of Financial Services. New York insurance law establishes a maximum level of statutory participating surplus that may be retained by the Company. At December 31, 2011, the Company exceeded its maximum. The Company will adjust future policyholder dividend scales, as needed, to bring statutory participating surplus in compliance with the limit.

Recognition of premium and fee income and benefits and expenses

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. Premiums and policyholder benefits and expenses are presented net of reinsurance.

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Net investment income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned.

Realized investment gains (losses) and derivative financial instruments

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from certain fair-value hedge relationships.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized either in the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

Regulatory requirements

In accordance with the requirements of the New York State Department of Insurance, the Company must demonstrate that it maintains adequate capital. At December 31, 2011 and 2010, the Company was in compliance with the requirement (See Note 10). Also, in accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contractholders.

2. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2 and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Company adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchases, sales, issuances and settlements provisions for its fiscal year beginning January 1, 2011. The provisions of ASU No. 2010-06 relate only to financial statement disclosures and, accordingly, did not have an impact on the Company’s financial position or the results of its operations.

19

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

In April 2010, the FASB issued ASU No. 2010-15 “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU No. 2010-15”). ASU No. 2010-15 clarifies that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be its interests and that those interests should not be combined with interests of its general account in the same investment when assessing the investment for consolidation. ASU No. 2010-15 also provides that an insurance company is required to consider a separate account as a subsidiary for purposes of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010. The Company adopted ASU No. 2010-15 for its fiscal year beginning on January 1, 2011. The adoption of ASU No. 2010-15 did not have an impact on the Company’s financial position or the results of its operations.

In July 2010, the FASB issued ASU No. 2010-20 “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No. 2010-20”). ASU No. 2010-20 provides for entities to disclose credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings, modifications as a result of troubled debt restructurings and significant sales or purchases, by disaggregated class, for its financing receivables. ASU No. 2010-20 is effective for fiscal periods ending after December 15, 2010. The Company adopted ASU No. 2010-20 for its fiscal year ended December 31, 2010. The provisions of ASU No. 2010-20 related to troubled debt restructurings have been clarified in ASU No. 2011-02, see below. The provisions of ASU No. 2010-20 relate only to financial statement disclosures regarding financing receivables and, accordingly, its adoption did not have an impact on the Company’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-02 “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (“ASU No. 2011-02”). ASU No. 2011-02 clarifies and defines the criteria to be met in a debt modification in order to be considered a troubled debt restructuring. It also clarifies whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructures. ASU No. 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011 with early adoption permitted and is to be applied retrospectively to the beginning of the annual period of adoption. The Company adopted ASU No. 2011-02 for its fiscal period ended September 30, 2011. The provisions of ASU No. 2011-02 related only to financial statement disclosure and, accordingly, did not have an impact on the Company’s financial position or the results of operations.

Future adoption of new accounting pronouncements

In October 2010, the FASB issued ASU No. 2010-26 “Financial Services—Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts—a Consensus of the FASB Emerging Issues Task Force” (“ASU No. 2010-26”). ASU No. 2010-26 provides guidance and modifies the definition of the types and nature of costs incurred by insurance enterprises that can be capitalized in connection with the acquisition of new or renewal insurance contracts. Further, ASU No. 2010-26 clarifies which costs may not be capitalized as DAC. ASU No. 2010-26 is effective for interim and annual periods in fiscal years beginning after December 15, 2011 with early adoption permitted. The Company will adopt ASU No. 2010-26 for its fiscal year beginning January 1, 2012, and will apply the retrospective method of adoption. Accordingly, upon adoption, DAC will be reduced with a corresponding reduction, net of tax, to stockholder’s equity as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance. The Company estimates the impact as of December 31, 2011, retrospective adoption would reduce DAC by approximately $2,199 to $2,399 and would reduce stockholder’s equity by approximately $1,394 to $1,595, net of tax. Expenses in future periods will be higher due to a decrease of deferrable expenses. However, amortization expense will be lower in future periods due to the lower DAC balance, before the effect of any amortization related to realized gains and losses. The Company will apply the retrospective method of adoption to year-end 2004. Any adjustment prior to 2004 is impracticable.

20

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (“ASU No. 2011-03”). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASC topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASC topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 will not have an impact on the Company’s financial position or the results of operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”). ASU No. 2011-04 does not extend the use of the existing concepts or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 will not have an impact on the Company’s financial position or the results of operations.

In June 2011, the FASB issued ASU No. 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU No. 2011-05”). ASU No. 2011-05 provides that, upon adoption, entities must present the components of net income, the components of comprehensive income and the total of comprehensive income for all periods presented. The option of presenting the components of comprehensive income in the statement of changes of equity has been eliminated. ASU No. 2011-05 is effective for interim or annual periods beginning on or after December 15, 2011. The Company will adopt ASU No. 2011-05 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-05 will not have an impact on the Company’s financial position or the results of its operations. ASU No 2011-05 was subsequently amended by ASU No. 2011-12.

In December 2011, the FASB issued ASU No. 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU No. 2011-12”). ASU No. 2011-12 indefinitely defers the requirement in ASU No. 2011-05 for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and statement in which other comprehensive income is presented, for both interim and annual periods. ASU No. 2011-12 does not effect any other provisions of ASU No. 2011-05. ASU No. 2011-12 is effective for fiscal years and interim periods within those years ending after December 15, 2011. The Company will adopt the provisions of ASU No. 2011-12 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-12 will not have an impact on the Company’s financial position or the results of operations.

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

3. Related Party Transactions

Included in the balance sheets at December 31, 2011 and 2010 are the following related party amounts:

	2011	2010
Reinsurance receivable	$45,069	$42,116

Included in the statements of income for the years ended December 31, 2011, 2010 and 2009 are the following related party amounts:

	Year ended December 31,
	2011	2010	2009
Premium income, ceded to related parties	$(3,187)	$(7,352)	$(5,229)
Reinsurance recoveries on life and other policy benefits	(4,318)	(2,536)	(4,965)

The Company and GWL&A have service agreements whereby GWL&A administers, distributes and underwrites business for the Company and administers its investment portfolio. The amounts recorded are based upon estimated costs incurred and resources expended. For the years ended December 31, 2011, 2010 and 2009, the amounts paid to GWL&A for these services are summarized as follows:

	Year ended December 31,
	2011	2010	2009
Investment management expense included in net investment income	$563	$541	$539
Administrative and underwriting expense included in general insurance expenses	5,937	5,647	5,329

Total	$6,500	$6,188	$5,868

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the amount of other-than-temporary impairments (“OTTI”) classified as the non-credit-related component of previously impaired fixed maturity investments that the Company does not intend to sell included in accumulated other comprehensive income (loss) (“AOCI”) at December 31, 2011 and 2010:

	December 31, 2011
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$165,380	$3,016	$83	$168,313	$-
Obligations of U.S. states and their subdivisions	29,400	5,152	-	34,552	-
Corporate debt securities	261,602	17,266	1,569	277,299	480
Asset-backed securities	71,143	822	4,731	67,234	1,784
Residential mortgage-backedsecurities	26,443	637	84	26,996	-
Commercial mortgage-backedsecurities	21,980	1,582	-	23,562	-

Total fixed maturities	$575,948	$28,475	$6,467	$597,956	$2,264

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of

22

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment.

	December 31, 2010
Fixed Maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$227,612	$8,636	$3,141	$233,107	$-
Obligations of U.S. states and their subdivisions	29,016	2,448	428	31,036	-
Corporate debt securities	186,431	12,553	1,718	197,266	707
Asset-backed securities	64,685	664	5,461	59,888	-
Residential mortgage-backedsecurities	30,693	471	1,815	29,349	-
Commercial mortgage-backedsecurities	24,316	1,029	618	24,727	-

Total fixed maturities	$562,753	$25,801	$13,181	$575,373	$707

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that had previous non-credit impairment.

See Note 6 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2011, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2011
	Amortized	Estimated
	cost	fair value
Maturing in one year or less	$11,198	$11,907
Maturing after one year through five years	104,267	112,039
Maturing after five years through ten years	98,854	104,503
Maturing after ten years	82,571	90,612
Mortgage-backed and asset-backed securities	279,058	278,895

	$575,948	$597,956

Mortgage-backed (commercial and residential) and asset-backed securities, including those issued by U.S. government and U.S. agencies, include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with legal final stated maturities of up to twenty five years and expected average lives of up to twelve years.

23

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities classified as available-for-sale for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Proceeds from sales	$333,849	$254,548	$35,833
Gross realized investment gains from sales	13,839	5,280	184
Gross realized investment losses from sales	1,657	1	7

Gross realized gains and losses from sales during the year were primarily attributable to changes in interest rates and gains and losses on repurchase agreement transactions.

The Company has a corporate fixed maturity security with a fair value of $1,288 and $1,145 that has been non-income producing for the twelve months preceding December 31, 2011 and 2010, respectively. This security was written down to its fair value in the period it was deemed to be other-than-temporarily impaired.

Mortgage loans on real estate – The following table summarizes the carry value of the mortgage loan portfolio by component as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Principal	$91,748	$74,523
Unamortized premium	1,134	1,503
Allowance for credit loss	(880)	(750)

Total mortgage loans	$92,002	$75,276

Of the total principal balance in the mortgage loan portfolio, zero and $632 related to impaired loans at December 31, 2011 and 2010, respectively. The decrease in the impaired loan balance was due to the loan paying in full during the year ended December 31, 2011.

The recorded investment of impaired mortgage loans was zero and $680 as of December 31, 2011 and 2010, respectively. The average recorded investment of impaired mortgage loans was $340, $340, and zero for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2011 and 2010:

	Years ended December 31,
	2011	2010
Performing	$92,882	$75,346
Non-performing	-	680

Total	$92,882	$76,026

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FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the allowance for mortgage loan credit losses for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$750	$796	$802
Provision increases	130	-	-
Provision decreases	-	(46)	(6)

Ending balance	$880	$750	$796

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$880	$750	$796
Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$92,882	$76,026	$81,254
Individually evaluated for impairment	218	680	-
Collectively evaluated for impairment	92,664	75,346	81,254

The table below summarizes the recorded investment of the mortgage loan portfolio by aging category as of December 31, 2011 and 2010:

	Current	Loan balances 31-60 days past due	Loan balances 61-89 days past due	Loan balances greater than 90 days past due or in process of foreclosure	Total portfolio balance
Commercial mortgages:
December 31, 2011	$92,882	$-	$-	$-	$92,882
December 31, 2010	75,460	566	-	-	76,026

Occasionally, the Company elects to grant a concession to a debtor with financial difficulties in an attempt to protect as much of its investment as possible. At December 31, 2010, the Company had one loan, with a recorded investment of $680, classified as a troubled debt restructuring with loan modifications which primarily reduced the interest rate for the life of the loan, but did not extend the maturity date or forgive any principal.

Securities pledged, special deposits and securities lending - The Company pledges investment securities it owns to unaffiliated parties related to interest rate futures initial margin. The fair value of margin deposits related to futures contracts was $25 and $910 at December 31, 2011 and 2010, respectively.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $404 and $355 at December 31, 2011 and 2010, respectively.

The Company participates in a securities lending program whereby securities are loaned to third parties. Securities with a cost or amortized cost in the amounts of zero and $41,292 and estimated fair values in the amounts of zero and $47,297 were on loan under the program at December 31, 2011 and 2010, respectively. The Company received restricted cash collateral in the amounts of zero and $48,136 at December 31, 2011 and 2010, respectively.

25

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity investments classified as available-for-sale—The following tables summarize unrealized investment losses, including the non-credit-related portion of other-than-temporary impairment losses reported in accumulated other comprehensive income (loss), by class of investment at December 31, 2011 and 2010:

	December 31, 2011
	Less than twelve months		Twelve months or longer		Total
Fixed Maturities	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$87,022	$83	$-	$-	$87,022	$83
Corporate debt securities	16,082	689	4,280	880	20,362	1,569
Asset-backed securities	18,534	403	27,709	4,328	46,243	4,731
Residential mortgage-backed
securities	-	-	7,513	84	7,513	84

Total fixed maturities	$121,638	$1,175	$39,502	$5,292	$161,140	$6,467

Total number of securities in an unrealized loss position		17		16		33

	December 31, 2010
	Less than twelve months		Twelve months or longer		Total
Fixed Maturities	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI	Estimated fair value	Unrealized loss and OTTI
U.S. government direct obligations and U.S. agencies	$143,957	$3,141	$-	$-	$143,957	$3,141
Obligations of U.S. states and their subdivisions	10,591	409	974	19	11,565	428
Corporate debt securities	7,265	326	10,452	1,392	17,717	1,718
Asset-backed securities	-	-	41,807	5,461	41,807	5,461
Residential mortgage-backedsecurities	-	-	16,016	1,815	16,016	1,815
Commercial mortgage-backedsecurities	-	-	5,676	618	5,676	618

Total fixed maturities	$161,813	$3,876	$74,925	$9,305	$236,738	$13,181

Total number of securities in an unrealized loss position		12		29		41

Fixed maturity investments - Total unrealized losses and other-than-temporary impairment losses decreased by $6,714 or 51%, from December 31, 2010 to December 31, 2011. This decrease in unrealized losses was across all asset classes and reflects recovery in market liquidity and lower interest rates, although the economic uncertainty in certain asset classes still remains.

Unrealized losses on corporate debt securities decreased by $149 since December 31, 2010, generally due to lower interest rates and increased market liquidity. The finance sector accounts for 53% of the corporate debt securities total unrealized loss at December 31, 2011.

Unrealized losses on asset-backed securities decreased by $730 since December 31, 2010, generally due to lower interest rates, increased market liquidity and other-than-temporary impairments recognized during the period.

Corporate debt securities account for 17% of the unrealized losses and OTTI greater than twelve months. Of the $880 of unrealized losses and OTTI over twelve months on corporate debt securities, $752 is related to one security which was previously impaired. The remaining $128 of unrealized losses and OTTI over twelve months is on investment grade securities. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

26

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Asset-backed securities account for 82% of the unrealized losses and OTTI greater than twelve months. Of the $4,328 of unrealized losses and OTTI over twelve months on asset-backed securities, 82% are on securities which continue to be rated investment grade. Of the securities which are not rated investment grade, 50% of the losses are on securities guaranteed by monoline insurers. The present value of the cash flows expected to be collected is not less than amortized cost. Management does not have the intent to sell these assets prior to a full recovery; therefore, an OTTI was not recognized in earnings.

See Note 6 for additional discussion regarding fair value measurements.

Other-than-temporary impairment recognition - The Company recorded other-than-temporary impairments on fixed maturity investments for the years ended December 31, 2011, 2010 and 2009 as follows:

	Year ended December 31, 2011
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI (2)
Fixed maturities:	Credit related (1)	Non-credit related	Non-credit related	Total
Corporate debt securities	$57	$-	$-	$57
Asset-backed securities	1,315	-	2,101	3,416

Total fixed maturities	$1,372	$-	$2,101	$3,473

(1) Of the $1,315 in asset-backed fixed maturities, all is bifurcated credit loss recognized on one held security.

(2) Amounts are recognized in OCI in the period incurred.

	Year ended December 31, 2010
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI
Fixed maturities:	Credit related	Non-credit related	Non-credit related	Total
U.S. government direct obligations and U.S. agencies	$-	$301	$-	$301

	Year ended December 31, 2009
	OTTI recognized in realized gains/(losses)		OTTI recognized in OCI
Fixed maturities:	Credit related	Non-credit related	Non-credit related	Total
Corporate debt securities	$-	$236	$-	$236

27

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

The other-than-temporary impairments of fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year ended December 31,
	2011	2010	2009
Bifurcated credit loss:
Beginning balance	$3,526	$3,526	$5,675
Additions:
Initial impairments—credit loss on securities not previously impaired	1,315	-	-
Reductions:
Non-credit losses reclassified out of retained earnings into AOCI	-	-	(2,149)

Ending balance	$4,841	$3,526	$3,526

Net Investment Income

The following table summarizes net investment income for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Investment income:
Fixed maturity and short-term investments	$26,879	$28,594	$26,024
Mortgage loans on real estate	4,982	4,665	5,135
Policy loans	855	905	901
Derivative instruments (1)	(3,839)	2,289	1,339
Other	205	(80)	(310)

	29,082	36,373	33,089
Investment expenses	(563)	(541)	(539)

Net investment income	$28,519	$35,832	$32,550

(1) Includes gains (losses) on the hedged asset for fair value hedges.

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses) for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Realized investment gains (losses):
Fixed maturity and short-term investments	$10,750	$4,978	$243
Derivative instruments	(4,770)	(2,819)	(1,123)
Other	-	(18)	182
Provision for mortgage impairments, net of recoveries	(130)	45	6

Realized investment gains (losses):	$5,850	$2,186	$(692)

28

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

5. Derivative financial instruments

The Company enters into derivative transactions which include the use of U.S. government treasury futures contracts which are used to hedge the economic risks of certain transactions.

Fair value hedges - Interest rate futures are used to manage the risk of the change in the fair value of certain fixed rate maturity investments.

At December 31, 2011 and 2010, the Company had interest rate futures designated as fair value hedges with a notional amount of zero and $42,900, respectively.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged. Notional amounts are not paid or received.

The Company had 26 and 40 futures transactions with an average number of contracts per transaction of 82 and 77 during the years ended December 31, 2011 and 2010, respectively.

The change in notional amount of derivatives during the year was due to the closing of futures contracts in the amount of $42,900 when the underlying assets were sold.

The Company recognized total derivative gains (losses) in net investment income of ($3,839), $2,289 and $1,339 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company realized net investment gains (losses) on closed derivative positions of $3,700, ($2,819) and ($1,124) for the years ended December 31, 2011, 2010 and 2009, respectively. The preceding amounts are all shown net of any gains (losses) on the hedged assets in a fair value hedge that has been recorded in net investment income.

The following table presents the effect of derivative instruments in the statements of income for the years ended December 31, 2011, 2010 and 2009 reported by fair value hedges:

	Gain (loss) on derivatives recognized in net income					Gain (loss) on hedged assets recognized in net income
	Year ended December 31,					Year ended December 31,
	2011	2010	2009			2011	2010	2009
Fair value hedges:
Interest rate futures	$30	$(1,343)	$6,030	(A	)	$-	$-	$-
Interest rate futures	(4,770)	(2,819)	(1,124)	(B	)	-	-	-
Items hedged in interest rate futures	-	-	-			(3,869)	3,632	(4,691)	(A	)
Items hedged in interest rate futures	-	-	-			8,470	-	-	(B	)

Total fair value hedges (1)	$(4,740)	$(4,162)	$4,906			$4,601	$3,632	$(4,691)

(1)	Hedge ineffectiveness of ($139), ($530) and $215 for the years ended December 31, 2011, 2010 and 2009, respectively, was recognized.
(A)	Income statement location: Net investment income.
(B)	Income statement location: Realized investment gains (losses), net. Represents realized gains (losses) on closed positions.

29

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

6. Fair Value Measurements

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
Assets	amount	fair value	amount	fair value
Fixed maturities and short-term investments	$617,939	$617,939	$705,431	$705,431
Mortgage loans on real estate	92,002	98,467	75,276	79,233
Policy loans	14,834	14,834	14,976	14,976
Other investments	-	-	98	98
Collateral under securities lending agreements	-	-	48,136	48,136
Separate account assets	298,117	298,117	230,483	230,483

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
Liabilities	amount	fair value	amount	fair value
Annuity contract reserves without life contingencies	$281,107	$279,398	$231,126	$221,343
Policyholders’ funds	2,552	2,552	2,569	2,569
Repurchase agreements	-	-	146,139	146,139
Payable under securities lending agreements	-	-	48,136	48,136

Fixed maturity investments

The fair values for fixed maturity investments are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments, securities lending agreements and repurchase agreements

The amortized cost of short-term investments, collateral and payable under securities lending agreements and repurchase agreements is a reasonable estimate of fair value due to their short-term nature.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is commensurate with the credit, interest rate, term, servicing costs and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Policy loans

The policy loans accrue interest at variable rates which approximate current market interest rates. Additionally, policy loans are fully collateralized by the cash surrender value of the underlying insurance policy. Given the absence of borrower credit risk and the short time period between interest rate resets, carrying value approximates fair value.

30

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for credit risk.

Policyholders’ funds

The estimated fair value of policyholders’ funds is the same as the carrying amount since the Company can change the interest crediting rates due to fluctuations in market interest rates with thirty days notice.

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

Fair value hierarchy

The following tables present the Company’s financial assets carried at fair value on a recurring basis by fair value hierarchy category as of December 31, 2011 and 2010:

	Assets measured at fair value on a recurring basis December 31, 2011
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities, available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$168,313	$-	$168,313
Obligations of U.S. states and their subdivisions	-	34,552	-	34,552
Corporate debt securities	-	275,865	1,434	277,299
Asset-backed securities	-	61,689	5,545	67,234
Residential mortgage-backedsecurities	-	26,996	-	26,996
Commercial mortgage-backedsecurities	-	23,562	-	23,562

Total fixed maturities available-for-sale	-	590,977	6,979	597,956
Fixed maturities held for trading:
Corporate debt securities	-	3,278	-	3,278

Total fixed maturities held for trading	-	3,278	-	3,278

Short-term investments, available-for-sale	80	16,625	-	16,705
Separate account assets (1)	296,884	630	-	297,514

Total assets	$296,964	$611,510	$6,979	$915,453

(1)	Includes only separate account instruments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

31

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Assets measured at fair value on a recurring basis December 31, 2010
Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities, available-for-sale:
U.S. government direct obligations and U.S. agencies	$-	$233,107	$-	$233,107
Obligations of U.S. states and their subdivisions	-	31,036	-	31,036
Corporate debt securities	-	195,087	2,179	197,266
Asset-backed securities	-	54,576	5,312	59,888
Residential mortgage-backedsecurities	-	29,349	-	29,349
Commercial mortgage-backedsecurities	-	24,727	-	24,727

Total fixed maturities available-for-sale	-	567,882	7,491	575,373
Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	-	2,857	-	2,857

Total fixed maturities held for trading	-	2,857	-	2,857

Short-term investments, available-for-sale	6,601	120,600	-	127,201
Collateral under securities lending agreements	48,136	-	-	48,136
Separate account assets (1)	229,919	-	-	229,919

Total assets	$284,656	$691,339	$7,491	$983,486

(1)	Includes only separate account instruments which are carried at the fair value of the underlying invested assets owned by the separate accounts.

The following tables present additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets Year ended December 31, 2011
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Total
Balance, January 1, 2011	$2,179	$5,312	$7,491
Realized and unrealized gains (losses) included in:
Net income	(9)	-	(9)
Other comprehensive income (loss)	61	246	307
Settlements	(351)	(13)	(364)
Transfers out of Level 3 (1)	(446)	-	(446)

Balance, December 31, 2011	$1,434	$5,545	$6,979

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2011	$-	$-	$-

(1)	Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors.

32

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets Year ended December 31, 2010
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Total
Balance, January 1, 2010	$3,512	$5,197	$5,009	$13,718
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	506	128	-	634
Purchases, issuances and settlements	(301)	(13)	-	(314)
Transfers in (out) of Level 3 (1)	(1,538)	-	(5,009)	(6,547)

Balance, December 31, 2010	$2,179	$5,312	$-	$7,491

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2010	$-	$-	$-	$-

(1)	Transfers in and out of Level 3 are from and to Level 2 and are due primarily to the ability or inability to corroborate market prices with multiple pricing vendors.

	Recurring Level 3 financial assets Year ended December 31, 2009
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Commercial mortgage-backed securities	Total
Balance, January 1, 2009	$9,447	$5,288	$5,108	$19,843
Realized and unrealized gains (losses) included in:
Net income	(115)	-	-	(115)
Other comprehensive income (loss)	(436)	751	1	316
Purchases, issuances and settlements	(59)	(27)	(100)	(186)
Transfers in (out) of Level 3 (1)	(5,325)	(815)	-	(6,140)

Balance, December 31, 2009	$3,512	$5,197	$5,009	$13,718

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2009	$-	$-	$-	$-

(1)	Transfers in and out of Level 3 are from and to Level 2 and are due primarily to the ability or inability to corroborate market prices with multiple pricing vendors.

7. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains 100% of the first $50 of coverage per individual life and has a maximum retention of $250 per individual life. Life insurance policies are first reinsured to GWL&A up to a maximum of $3,250 of coverage per individual life. Any excess amount is reinsured to a third party. The Company does not assume business under reinsurance agreements.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. Consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2011 and 2010, the reinsurance receivables had carrying values in the amounts of $53,015 and $48,466, respectively. Included in these amounts are $45,069 and $42,116 at

33

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

December 31, 2011 and 2010, respectively, associated with reinsurance agreements with related parties. At December 31, 2011 and 2010, 84% and 85%, respectively, of the total reinsurance receivable was due from Canada Life Assurance Company, a related party.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2011:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$3,969,119	$(2,295,688)	$1,673,431

Premium income:
Life insurance	$15,105	$(6,527)	$8,578

The following table summarizes life insurance in force and total premium income at, and for the year ended December 31, 2010:

	Written and earned direct	Reinsurance ceded	Net
Life insurance in-force:
Individual	$4,328,523	$(2,461,266)	$1,867,257

Premium income:
Life insurance	$20,089	$(5,750)	$14,339
Annuities	155	(2)	153

Total	$20,244	$(5,752)	$14,492

The following table summarizes premium income for the year ended December 31, 2009:

	Written and earned direct	Reinsurance ceded	Net
Premium income:
Life insurance	$22,100	$(8,468)	$13,632
Annuities	90	(3)	87

Total	$22,190	$(8,471)	$13,719

34

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

8. Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in deferred acquisition costs and value of business acquired for the years ended December 31, 2011, 2010 and 2009:

	DAC	VOBA	Total
Balance, January 1, 2009	$12,683	$608	$13,291
Capitalized additions	1,701	--	1,701
Amortization and writedowns	(2,308)	23	(2,285)
Unrealized investment (gains) losses	590	115	705

Balance, December 31, 2009	12,666	746	13,412
Capitalized additions	2,049	-	2,049
Amortization and writedowns	(2,510)	(121)	(2,631)
Unrealized investment (gains) losses	(481)	(427)	(908)

Balance, December 31, 2010	11,724	198	11,922
Capitalized additions	2,537		2,537
Amortization and writedowns	(2,933)	(72)	(3,005)
Unrealized investment (gains) losses	(2,834)	(126)	(2,960)

Balance, December 31, 2011	$8,494	$-	$8,494

9. Stockholder’s Equity, Dividend Restrictions and Other Matters

At December 31, 2011 and 2010, the Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at both dates.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for years ended December 31, 2011, 2010 and 2009 are as follows:

	2011 (1)	2010 (1)	2009 (1)
Net income	$6,937	$8,487	$8,940
Capital and surplus	77,372	70,992	65,872

(1)	As filed with the New York Department of Financial Services

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

The maximum amount of dividends that can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory surplus and statutory net gain from operations. As filed with the New York Department of Financial Services, statutory surplus and net gain from operations at and for the year ended December 31, 2011 were $74,872 and $8,434, respectively. Based on the as filed amounts, the Company may pay up to $7,487 of dividends in 2012 without the approval of the New York Superintendent of Financial Services.

35

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

10. Other Comprehensive Income

The following tables present the composition of other comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31, 2011
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$17,994	$(6,298)	$11,696
Reclassification adjustment for gains realized in net income	(6,906)	$2,417	(4,489)

Net unrealized gains	11,088	(3,881)	7,207
Future policy benefits, DAC and VOBA adjustment	(2,960)	$1,036	(1,924)

Other comprehensive income	$8,128	$(2,845)	$5,283

	Year ended December 31, 2010
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$22,940	$(8,029)	$14,911
Reclassification adjustment for gains realized in net income	(4,670)	1,634	(3,036)

Net unrealized gains	18,270	(6,395)	11,875
Future policy benefits, DAC and VOBA adjustment	(908)	318	(590)

Other comprehensive income	$17,362	$(6,077)	$11,285

	Year ended December 31, 2009
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains arising during the year on available-for-sale fixed maturity investments	$20,997	$(7,349)	$13,648
Reclassification adjustment for losses realized in net income	4,883	(1,709)	3,174

Net unrealized gains	25,880	(9,058)	16,822
Future policy benefits, DAC and VOBA adjustment	704	(246)	458

Other comprehensive income	$26,584	$(9,304)	$17,280

36

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

11. General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Compensation	$6,053	$5,791	$5,494
Commissions	4,240	3,824	3,218
Other	1,155	(755)	683

Total general insurance expenses	$11,448	$8,860	$9,395

12. Federal Income Taxes

The provision for income taxes from continuing operations is comprised of the following for the years ending December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Current	$6,286	$6,782	$959
Deferred	(1,874)	48	1,777

Total income tax provision from continuing operations	$4,412	$6,830	$2,736

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2011, 2010 and 2009:

	Year ended December 31,
	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
State income taxes net of federal benefit	6.6%	2.2%	3.0%
Provision for participating policies	3.6%	5.2%	4.7%
Prior year tax adjustment	1.3%	2.0%	(14.5%)
Income tax contingency provision	0.0%	(0.2%)	0.0%
Other, net	(0.3%)	(0.8%)	1.9%

Effective federal income tax rate from continuing operations	46.2%	43.4%	30.1%

The prior year tax adjustments for the years ended December 31, 2011, 2010 and 2009 are due to the analysis of the deferred income tax and other tax related accounts including adjustments to the provision for income taxes compared to the tax return as filed.

37

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The income tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2011 and 2010, are as follows:

	December 31,
	2011		2010
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$4,540	$-	$22,055	$-
Deferred acquisition costs	658	-	762	-
Investment assets	-	7,695	-	23,581
Premiums receivable	-	-	-	6
Deferred director’s fees	234	-	119	-
Other	-	111	12	-

Total deferred taxes	$5,342	$7,806	$22,948	$23,587

Amounts presented for investment assets above include $(6,605) and $(3,242) related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2011 and 2010, respectively.

A reconciliation of unrecognized tax benefits for the years ended December 31, 2011, 2010, and 2009 is as follows:

	Year ended December 31,
	2011	2010	2009
Beginning Balance	$-	$166	$166
Additions for tax positions in the current year	-	-	-
Reductions for tax positions in the current year	-	-	-
Additions for tax positions in the prior year	-	-	-
Reductions for tax positions in the prior year	-	(79)	-
Reduction for tax positions from statute expiring	-	(87)	-
Settlements	-	-	-

Ending Balance	$-	$-	$166

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized approximately $0, $(37) and $8 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2011, 2010 and 2009, respectively.

The Company and its ultimate U.S. parent, Great-West Lifeco U.S. Inc. (“Lifeco U.S.”), have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2007 and prior. Tax years 2008, 2009 and 2010 are open to federal examination by the Internal Revenue Service (the “I.R.S.”). The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Included in other assets at December 31, 2011 are current income taxes receivable of $835 and included in other liabilities at December 31, 2010 are current income taxes payable of $1,122, related to federal income tax returns.

38

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements

Years Ended December 31, 2011, 2010 and 2009

(Dollars in Thousands, Except Share Amounts)

13. Commitments and Contingencies

The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s financial position or results of its operations.

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2011 and 2010 were $7,500 and zero, respectively, all of which is due within one year from the dates indicated.

14. Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through April 26, 2012, the date on which the Company’s financial statements were issued. No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

39

Variable Annuity-1 Series

Account of First Great-West

Life & Annuity Insurance

Company

Financial Statements for the Years Ended

December 31, 2011 and 2010

and Report of Independent Registered Public

Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

First Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2011, and the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights in Note 4 for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions constituting the Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 13, 2012

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Alger LargeCap Growth Portfolio

Alger Mid Cap Growth Portfolio

AllianceBernstein VPS Growth & Income Portfolio

AllianceBernstein VPS Growth Portfolio

AllianceBernstein VPS International Growth Portfolio

AllianceBernstein VPS International Value Portfolio

AllianceBernstein VPS Real Estate Investment Portfolio

AllianceBernstein VPS Small/MidCap Value Portfolio

American Century VP Balanced Fund

American Century VP Income & Growth Fund

American Century VP International Fund

American Century VP Mid Cap Value Fund

American Century VP Value Fund

Columbia Variable Portfolio - Marsico 21st Century Fund

Columbia Variable Portfolio - Seligman Global Technology Fund

Columbia Variable Portfolio - Small Cap Value Fund

Delaware VIP Small Cap Value Series

Delaware VIP Smid Cap Growth Series

Dreyfus IP MidCap Stock Portfolio

Dreyfus VIF Appreciation Portfolio

Dreyfus VIF Growth & Income Portfolio

DWS Blue Chip VIP Portfolio

DWS Capital Growth VIP Portfolio

DWS Dreman Small Mid Cap Value VIP Portfolio

DWS Growth & Income VIP Portfolio

DWS Health Care VIP Portfolio

DWS Large Cap Value VIP Portfolio

DWS Small Cap Index VIP Portfolio

DWS Strategic Value VIP Portfolio

Federated Capital Appreciation Fund II

Federated Fund for U.S. Government Securities II

Federated Managed Volatility Fund II

Franklin Small Cap Value Securities Fund

Franklin Templeton Foreign Securities Portfolio

Invesco V.I. Core Equity Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco Van Kampen VI Comstock Portfolio

Invesco Van Kampen VI Growth & Income Portfolio

Janus Aspen Balanced Portfolio Institutional Shares

Janus Aspen Balanced Portfolio Service Shares

Janus Aspen Flexible Bond Portfolio Institutional Shares

VARIABLE ANNUITY-1 SERIES ACCOUNT OF FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

Janus Aspen Flexible Bond Portfolio Service Shares

Janus Aspen Growth & Income Portfolio Institutional Shares

Janus Aspen Growth & Income Portfolio Service Shares

Janus Aspen Janus Portfolio

Janus Aspen Overseas Portfolio Institutional Shares

Janus Aspen Overseas Portfolio Service Shares

Janus Aspen Worldwide Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

LVIP Baron Growth Opportunities Fund

MFS International Value Fund

MFS Utilities Fund

Neuberger Berman AMT Regency Portfolio

NVIT Mid Cap Index Fund

Oppenheimer Global Securities Fund/VA

Oppenheimer International Growth Fund/VA

PIMCO VIT High Yield Portfolio

PIMCO VIT Low Duration Portfolio

PIMCO VIT Total Return Portfolio

Pioneer Emerging Markets VCT Portfolio

Pioneer Fund VCT Portfolio

Pioneer Growth Opportunities VCT Portfolio

Pioneer Mid Cap Value VCT Portfolio

Prudential Series Fund Equity Portfolio

Prudential Series Fund Natural Resources Portfolio

Putnam VT American Government Income IB Portfolio

Putnam VT Equity Income IB Portfolio

Putnam VT Global Health Care IB Portfolio

Royce Small-Cap Portfolio

Schwab MarketTrack Growth Portfolio II

Schwab Money Market Portfolio

Schwab S&P 500 Index Portfolio

Seligman Communications & Information Portfolio

Sentinel Variable Products Bond Fund

Sentinel Variable Products Common Stock Fund

Sentinel Variable Products Small Company Fund

Third Avenue Value Portfolio

Touchstone Mid Cap Growth Fund

Universal Institutional Fund U.S. Real Estate Portfolio

Van Eck VIP Global Bond Fund

Van Eck VIP Global Hard Assets Fund

Wells Fargo Advantage VT Discovery Fund

Wells Fargo Advantage VT Opportunity Fund

Wells Fargo Advantage VT Small Cap Value Fund

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,085,257	$283,909	$31,960	$40,578	$626,279	$223,633
Investment income due and accrued	1
Receivable for investments sold					17,017
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company					1,268	5,127

Total assets	1,085,258	283,909	31,960	40,578	644,564	228,760

LIABILITIES:
Payable for investments purchased
Redemptions payable					17,017
Due to First Great West Life & Annuity Insurance Company	77	20	2	3	44	16

Total liabilities	77	20	2	3	17,061	16

NET ASSETS	$1,085,181	$283,889	$31,958	$40,575	$627,503	$228,744

NET ASSETS REPRESENTED BY:
Accumulation units	$1,085,181	$283,889	$31,958	$40,575	$603,917	$213,077
Contracts in payout phase					23,587	15,667

NET ASSETS	$1,085,181	$283,889	$31,958	$40,575	$627,503	$228,744

ACCUMULATION UNITS OUTSTANDING	60,001	21,624	3,300	4,232	59,078	37,068

UNIT VALUE (ACCUMULATION)	$18.09	$13.13	$9.68	$9.59	$10.22	$5.75

(1) Cost of investments:	$1,172,116	$224,378	$22,210	$44,965	$598,895	$241,940
Shares of investments:	25,168	24,349	1,771	1,989	41,530	19,446

The accompanying notes are an integral part of these financial statements.						(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP MID CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$162,122	$231,305	$441,578	$41,056	$237,657	$115,876
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company			5,684

Total assets	162,122	231,305	447,262	41,056	237,657	115,876

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	10	15	31	2	16	6

Total liabilities	10	15	31	2	16	6

NET ASSETS	$162,112	$231,290	$447,231	$41,054	$237,641	$115,870

NET ASSETS REPRESENTED BY:
Accumulation units	$162,112	$231,290	$424,166	$41,054	$237,641	$115,870
Contracts in payout phase			23,065

NET ASSETS	$162,112	$231,290	$447,231	$41,054	$237,641	$115,870

ACCUMULATION UNITS OUTSTANDING	15,910	21,663	32,918	4,437	16,007	7,592

UNIT VALUE (ACCUMULATION)	$10.19	$10.68	$12.89	$9.25	$14.85	$15.26

(1) Cost of investments:	$138,042	$226,766	$386,918	$33,518	$287,439	$104,687
Shares of investments:	14,000	14,961	67,831	6,687	31,986	8,583

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES
ASSETS:
Investments at fair value (1)	$1,110,570	$7,909	$26,210	$78,050	$287,199	$340,370
Investment income due and accrued
Receivable for investments sold	9,148					1,631
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	1,119,718	7,909	26,210	78,050	287,199	342,001

LIABILITIES:
Payable for investments purchased
Redemptions payable	9,148					1,631
Due to First Great West Life & Annuity Insurance Company	75	1	2	5	18	22

Total liabilities	9,223	1	2	5	18	1,653

NET ASSETS	$1,110,495	$7,908	$26,208	$78,045	$287,181	$340,348

NET ASSETS REPRESENTED BY:
Accumulation units	$1,110,495	$7,908	$26,208	$78,045	$287,181	$340,348
Contracts in payout phase

NET ASSETS	$1,110,495	$7,908	$26,208	$78,045	$287,181	$340,348

ACCUMULATION UNITS OUTSTANDING	86,830	587	2,831	5,286	16,497	25,408

UNIT VALUE (ACCUMULATION)	$12.79	$13.47	$9.26	$14.76	$17.41	$13.40

(1) Cost of investments:	$951,447	$9,585	$28,120	$87,211	$216,972	$353,692
Shares of investments:	191,478	752	1,374	5,368	9,149	14,677

The accompanying notes are an integral part of these financial statements.						(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
ASSETS:
Investments at fair value (1)	$53,051	$1,181,191	$51,919	$51,047	$696,450	$299,235
Investment income due and accrued			200
Receivable for investments sold		15,258
Purchase payments receivable		4,211
Due from First Great West Life & Annuity Insurance Company

Total assets	53,051	1,200,660	52,119	51,047	696,450	299,235

LIABILITIES:
Payable for investments purchased
Redemptions payable		19,469
Due to First Great West Life & Annuity Insurance Company	4	79	4	4	45	19

Total liabilities	4	19,548	4	4	45	19

NET ASSETS	$53,047	$1,181,112	$52,115	$51,043	$696,405	$299,216

NET ASSETS REPRESENTED BY:
Accumulation units	$53,047	$1,181,112	$52,115	$51,043	$696,405	$299,216

Contracts in payout phase

NET ASSETS	$53,047	$1,181,112	$52,115	$51,043	$696,405	$299,216

ACCUMULATION UNITS OUTSTANDING	3,531	98,772	5,155	5,164	70,799	29,042

UNIT VALUE (ACCUMULATION)	$15.02	$11.96	$10.11	$9.88	$9.84	$10.30

(1) Cost of investments:	$30,929	$935,367	$58,310	$46,914	$668,249	$256,845
Shares of investments:	4,031	31,084	2,738	4,866	37,484	26,341

The accompanying notes are an integral part of these financial statements.						(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	DWS GROWTH & INCOME VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED CAPITAL APPRECIATION FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED MANAGED VOLATILITY FUND II
ASSETS:
Investments at fair value (1)	$123,762	$300,649	$319,513	$188,352	$1,558,581	$61,513
Investment income due and accrued
Receivable for investments sold		2,603
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company	4,653				1,648

Total assets	128,415	303,252	319,513	188,352	1,560,229	61,513

LIABILITIES:
Payable for investments purchased
Redemptions payable		2,603
Due to First Great West Life & Annuity Insurance Company	9	22	21	13	103	4

Total liabilities	9	2,625	21	13	103	4

NET ASSETS	$128,406	$300,627	$319,492	$188,339	$1,560,126	$61,509

NET ASSETS REPRESENTED BY:
Accumulation units	$109,526	$300,627	$319,492	$188,339	$1,540,342	$61,509
Contracts in payout phase	18,879				19,784

NET ASSETS	$128,406	$300,627	$319,492	$188,339	$1,560,126	$61,509

ACCUMULATION UNITS OUTSTANDING	12,037	26,356	21,869	14,670	96,621	4,083

UNIT VALUE (ACCUMULATION)	$9.10	$11.41	$14.61	$12.84	$15.94	$15.06

(1) Cost of investments:	$139,017	$291,484	$272,844	$276,123	$1,517,475	$56,725
Shares of investments:	16,590	26,008	27,146	31,288	133,669	6,672

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	FRANKLIN SMALL CAP VALUE SECURITIES FUND	FRANKLIN TEMPLETON FOREIGN SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND
ASSETS:
Investments at fair value (1)	$221,011	$63,607	$162,166	$80,268	$361,752	$6,036
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	221,011	63,607	162,166	80,268	361,752	6,036

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	15	3	11	6	23

Total liabilities	15	3	11	6	23

NET ASSETS	$220,996	$63,604	$162,155	$80,262	$361,729	$6,036

NET ASSETS REPRESENTED BY:
Accumulation units	$220,996	$63,604	$162,155	$80,262	$361,729	$6,036
Contracts in payout phase

NET ASSETS	$220,996	$63,604	$162,155	$80,262	$361,729	$6,036

ACCUMULATION UNITS OUTSTANDING	21,726	6,622	9,382	4,766	38,702	461

UNIT VALUE (ACCUMULATION)	$10.17	$9.60	$17.28	$16.84	$9.35	$13.09

(1) Cost of investments:	$162,454	$69,205	$143,732	$84,869	$359,669	$5,805
Shares of investments:	14,231	5,064	6,069	15,926	13,718	522

The accompanying notes are an integral part of these financial statements.						(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN VI COMSTOCK FUND	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
ASSETS:
Investments at fair value (1)	$57,195	$268,747	$285,471	$677,156	$548,780	$1,032,111
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	57,195	268,747	285,471	677,156	548,780	1,032,111

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	4	19	20	47	38	65

Total liabilities	4	19	20	47	38	65

NET ASSETS	$57,191	$268,728	$285,451	$677,109	$548,742	$1,032,046

NET ASSETS REPRESENTED BY:
Accumulation units	$57,191	$268,728	$285,451	$677,109	$548,742	$1,032,046
Contracts in payout phase

NET ASSETS	$57,191	$268,728	$285,451	$677,109	$548,742	$1,032,046

ACCUMULATION UNITS OUTSTANDING	3,737	98,493	26,951	60,478	33,679	90,509

UNIT VALUE (ACCUMULATION)	$15.30	$2.73	$10.59	$11.20	$16.29	11.40

(1) Cost of investments:	$57,567	$247,320	$289,535	$622,776	$554,533	$1,046,100
Shares of investments:	3,485	17,727	25,218	38,107	20,608	37,207

The accompanying notes are an integral part of these financial statements.						(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO
ASSETS:
Investments at fair value (1)	$632,851	$2,308,284	$196,292	$340,661	$675,328	$341,642
Investment income due and accrued
Receivable for investments sold		35,006
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company		2,611		12,141

Total assets	632,851	2,345,901	196,292	352,802	675,328	341,642

LIABILITIES:
Payable for investments purchased
Redemptions payable		35,006
Due to First Great West Life & Annuity Insurance Company	44	154	14	24	48	24

Total liabilities	44	35,160	14	24	48	24

NET ASSETS	$632,807	$2,310,741	$196,278	$352,778	$675,280	$341,618

NET ASSETS REPRESENTED BY:
Accumulation units	$632,807	$2,300,147	$196,278	$308,096	$675,280	$341,618
Contracts in payout phase		10,594		44,682

NET ASSETS	$632,807	$2,310,741	$196,278	$352,778	$675,280	$341,618

ACCUMULATION UNITS OUTSTANDING	31,962	169,938	13,011	14,245	81,134	25,578

UNIT VALUE (ACCUMULATION)	$19.80	$13.54	$15.09	$21.63	$8.32	13.36

(1) Cost of investments:	$591,473	$2,306,193	$168,246	$450,174	$734,853	$331,694
Shares of investments:	51,535	175,268	8,594	8,920	18,047	13,227

The accompanying notes are an integral part of these financial statements.						(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE FUND	MFS UTILITIES FUND	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND
ASSETS:
Investments at fair value (1)	$975,169	$1,379,297	$724,395	$202,532	$20,883	$297,711
Investment income due and accrued
Receivable for investments sold			8,495
Purchase payments receivable	3,938		827
Due from First Great West Life & Annuity Insurance Company		697

Total assets	979,107	1,379,994	733,717	202,532	20,883	297,711

LIABILITIES:
Payable for investments purchased	283
Redemptions payable	3,655		9,322
Due to First Great West Life & Annuity Insurance Company	64	94	47	14	1	20

Total liabilities	4,002	94	9,369	14	1	20

NET ASSETS	$975,105	$1,379,900	$724,348	$202,518	$20,882	$297,691

NET ASSETS REPRESENTED BY:
Accumulation units	$975,105	$1,371,532	$724,348	$202,518	$20,882	$297,691
Contracts in payout phase		8,368

NET ASSETS	$975,105	$1,379,900	$724,348	$202,518	$20,882	$297,691

ACCUMULATION UNITS OUTSTANDING	67,248	72,227	52,530	20,463	2,229	19,509

UNIT VALUE (ACCUMULATION)	$14.50	$18.99	$13.79	$9.90	$9.37	15.26

(1) Cost of investments:	$1,061,037	$1,015,453	$693,542	$186,906	$24,524	$245,889
Shares of investments:	52,120	43,804	48,325	7,871	1,355	17,041

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,010,110	$65,312	$1,541,952	$2,990,419	$5,882,097	$4,578
Investment income due and accrued			8,645	4,620	14,324
Receivable for investments sold	10,818
Purchase payments receivable			68,655	24,739	48,528
Due from First Great West Life & Annuity Insurance Company	380				1,757

Total assets	1,021,308	65,312	1,619,252	3,019,778	5,946,706	4,578

LIABILITIES:
Payable for investments purchased			68,655	24,739	40,516
Redemptions payable	10,818				8,013
Due to First Great West Life & Annuity Insurance Company	71	4	1,951	196	393	1

Total liabilities	10,889	4	70,606	24,935	48,922	1

NET ASSETS	$1,010,419	$65,308	$1,548,646	$2,994,843	$5,897,784	$4,577

NET ASSETS REPRESENTED BY:
Accumulation units	$1,005,859	$65,308	$1,517,243	$2,994,843	$5,876,689	$4,577
Contracts in payout phase	4,560		31,403		21,096

NET ASSETS	$1,010,419	$65,308	$1,548,646	$2,994,843	$5,897,784	$4,577

ACCUMULATION UNITS OUTSTANDING	59,184	7,609	101,172	242,539	420,131	691

UNIT VALUE (ACCUMULATION)	$17.00	$8.58	$15.00	$12.35	$13.99	6.62

(1) Cost of investments:	$862,033	$61,592	$1,556,990	$2,929,703	$5,827,245	$5,228
Shares of investments:	36,785	37,972	206,419	288,094	533,766	193

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO
ASSETS:
Investments at fair value (1)	$213,162	$146,255	$94,188	$267,035	$55,951	$39,315
Investment income due and accrued
Receivable for investments sold		417		14,225
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company

Total assets	213,162	146,672	94,188	281,260	55,951	39,315

LIABILITIES:
Payable for investments purchased
Redemptions payable		417		14,225
Due to First Great West Life & Annuity Insurance Company	13	10	7	19	4	2

Total liabilities	13	427	7	14,244	4	2

NET ASSETS	$213,149	$146,245	$94,181	$267,016	$55,947	$39,313

NET ASSETS REPRESENTED BY:
Accumulation units	$213,149	$146,245	$94,181	$267,016	$55,947	$39,313
Contracts in payout phase

NET ASSETS	$213,149	$146,245	$94,181	$267,016	$55,947	$39,313

ACCUMULATION UNITS OUTSTANDING	20,597	9,791	9,558	23,548	3,848	3,622

UNIT VALUE (ACCUMULATION)	$10.35	$14.94	$9.85	$11.34	$14.54	10.85

(1) Cost of investments:	$218,784	$143,796	$85,365	$265,943	$65,979	$39,253
Shares of investments:	10,679	6,503	5,980	11,131	1,477	3,312

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME IB PORTFOLIO	PUTNAM VT GLOBAL HEALTH CARE IB PORTFOLIO	ROYCE SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
ASSETS:
Investments at fair value (1)	$69,533	$53,208	$369,313	$605,606	$8,004,704	$6,570,875
Investment income due and accrued					102
Receivable for investments sold					4,791
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company					30,176

Total assets	69,533	53,208	369,313	605,606	8,039,773	6,570,875

LIABILITIES:
Payable for investments purchased
Redemptions payable					4,791
Due to First Great West Life & Annuity Insurance Company	4	3	25	41	546	2,074

Total liabilities	4	3	25	41	5,337	2,074

NET ASSETS	$69,529	$53,205	$369,288	$605,565	$8,034,436	$6,568,801

NET ASSETS REPRESENTED BY:
Accumulation units	$69,529	$53,205	$369,288	$605,565	$7,959,748	$6,519,347
Contracts in payout phase					74,688	49,454

NET ASSETS	$69,529	$53,205	$369,288	$605,565	$8,034,436	$6,568,801

ACCUMULATION UNITS OUTSTANDING	6,468	6,198	24,683	40,062	640,950	440,301

UNIT VALUE (ACCUMULATION)	$10.75	$8.58	$14.96	$15.12	$12.42	14.81

(1) Cost of investments:	$65,493	$58,611	$340,618	$604,475	$8,004,704	$6,256,584
Shares of investments:	5,162	4,552	37,005	41,766	8,004,704	359,064

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
ASSETS:
Investments at fair value (1)	$156,570	$186,651	$67,014	$280,552	$2,420	$1,005,151
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from First Great West Life & Annuity Insurance Company						8,674

Total assets	156,570	186,651	67,014	280,552	2,420	1,013,825

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to First Great West Life & Annuity Insurance Company	9	12	5	2,430	1	70

Total liabilities	9	12	5	2,430	1	70

NET ASSETS	$156,561	$186,639	$67,009	$278,122	$2,419	$1,013,755

NET ASSETS REPRESENTED BY:
Accumulation units	$156,561	$186,639	$67,009	$268,431	$2,419	$978,556
Contracts in payout phase				9,692		35,199

NET ASSETS	$156,561	$186,639	$67,009	$278,122	$2,419	$1,013,755

ACCUMULATION UNITS OUTSTANDING	13,053	12,703	4,216	38,340	174	31,505

UNIT VALUE (ACCUMULATION)	$11.99	$14.69	$15.89	$7.00	$13.90	31.06

(1) Cost of investments:	$156,739	$171,374	$56,137	$276,933	$2,595	$809,677
Shares of investments:	15,564	13,644	4,577	24,567	204	74,072

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$775,683	$254,995	$33,670	$204,665	$176,526
Investment income due and accrued
Receivable for investments sold	14,783
Purchase payments receivable	461
Due from First Great West Life & Annuity Insurance Company

Total assets	790,927	254,995	33,670	204,665	176,526

LIABILITIES:
Payable for investments purchased
Redemptions payable	15,244
Due to First Great West Life & Annuity Insurance Company	52	14	2	3,913	12

Total liabilities	15,296	14	2	3,913	12

NET ASSETS	$775,631	$254,981	$33,668	$200,752	$176,514

NET ASSETS REPRESENTED BY:
Accumulation units	$775,631	$254,981	$33,668	$185,075	$176,514
Contracts in payout phase				15,676

NET ASSETS	$775,631	$254,981	$33,668	$200,752	$176,514

ACCUMULATION UNITS OUTSTANDING	63,008	17,843	2,995	16,920	12,547

UNIT VALUE (ACCUMULATION)	$12.31	$14.29	$11.24	$10.94	$14.07

(1) Cost of investments:	$761,191	$262,688	$32,833	$155,221	$231,704
Shares of investments:	66,241	8,472	1,576	11,776	21,217

The accompanying notes are an integral part of these financial statements.				(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
INVESTMENT INCOME:
Dividends	$11,288	$1,179	$415	$		$24,652	$10,944

EXPENSES:
Mortality and expense risk	9,615	2,947	267		352	6,646	2,213

NET INVESTMENT INCOME (LOSS)	1,673	(1,768)	148		(352)	18,006	8,731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	966	10,371	91		(232)	(60,747)	7,913
Realized gain distributions

Net realized gain (loss)	966	10,371	91		(232)	(60,747)	7,913

Change in net unrealized appreciation (depreciation) on investments	(16,340)	(41,138)	1,409		897	(97,010)	(72,387)

Net realized and unrealized gain (loss) on investments	(15,374)	(30,767)	1,500		665	(157,757)	(64,474)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(13,701)	$(32,535)	$1,648		$313	$(139,751)	$(55,743)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INCOME & GROWTH FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends	$1,857	$1,306	$7,870	$644	$3,753	$1,345

EXPENSES:
Mortality and expense risk	1,035	2,051	3,425	265	2,309	685

NET INVESTMENT INCOME (LOSS)	822	(745)	4,445	379	1,444	660

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,569	13,415	10,134	56	(2,692)	214
Realized gain distributions	14,008					2,405

Net realized gain (loss)	19,577	13,415	10,134	56	(2,692)	2,619

Change in net unrealized appreciation (depreciation) on investments	(8,967)	(36,254)	5,644	544	(33,731)	(5,462)

Net realized and unrealized gain (loss) on investments	10,610	(22,839)	15,778	600	(36,423)	(2,843)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,432	$(23,584)	$20,223	$979	$(34,979)	$(2,183)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	AMERICAN CENTURY VP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES
				(1)
INVESTMENT INCOME:
Dividends	$22,500	$		$	$733	$1,513	$3,601

EXPENSES:
Mortality and expense risk	8,871		160	190	1,036	2,346	2,703

NET INVESTMENT INCOME (LOSS)	13,629		(160)	(190)	(303)	(833)	898

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	2,829		336	98	24,305	7,604	47,372
Realized gain distributions					8,942		10,307

Net realized gain	2,829		336	98	33,247	7,604	57,679

Change in net unrealized appreciation (depreciation) on investments	(13,983)		(3,179)	(1,910)	(35,787)	(15,229)	(58,283)

Net realized and unrealized loss on investments	(11,154)		(2,843)	(1,812)	(2,540)	(7,625)	(604)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,475		$(3,003)	$(2,002)	$(2,843)	$(8,458)	$294

(1) For the period March 14, 2011 to December 31, 2011

The accompanying notes are an integral part of these financial statements.							(Continued )

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
INVESTMENT INCOME:
Dividends	$271	$17,579	$688	$566	$4,428	$3,396

EXPENSES:
Mortality and expense risk	461	8,590	460	434	5,203	2,456

NET INVESTMENT INCOME (LOSS)	(190)	8,989	228	132	(775)	940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	196	24,975	(42)	2,107	7,789	13,547
Realized gain distributions

Net realized gain (loss)	196	24,975	(42)	2,107	7,789	13,547

Change in net unrealized appreciation (depreciation) on investments	(245)	51,787	(2,146)	(2,309)	(51,579)	(38,328)

Net realized and unrealized gain (loss) on investments	(49)	76,762	(2,188)	(202)	(43,790)	(24,781)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(239)	$85,751	$(1,960)	$(70)	$(44,565)	$(23,841)

The accompanying notes are an integral part of these financial statements.						(Continued )

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	DWS STRATEGIC VALUE VIP PORTFOLIO	FEDERATED CAPITAL APPRECIATION FUND II
		(1)			(1)
INVESTMENT INCOME:
Dividends	$1,697	$899	$7,942	$3,004	$594	$1,449

EXPENSES:
Mortality and expense risk	1,101	434	3,099	2,775	101	1,683

NET INVESTMENT INCOME (LOSS)	596	465	4,843	229	493	(234)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	171	(26,294)	9,720	26,858	12,854	(10,414)
Realized gain distributions		54,186

Net realized gain (loss)	171	27,892	9,720	26,858	12,854	(10,414)

Change in net unrealized appreciation (depreciation) on investments	(1,658)	(8,253)	(20,393)	(48,034)	(10,499)	(1,298)

Net realized and unrealized gain (loss) on investments	(1,487)	19,639	(10,673)	(21,176)	2,355	(11,712)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(891)	$20,104	$(5,830)	$(20,947)	$2,848	$(11,946)

(1) For the period January 1, 2011 to May 3, 2011. The accompanying notes are an integral part of these financial statements.						(Continued )

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	FRANKLIN TEMPLETON FOREIGN SECURITIES FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. HIGH YIELD FUND
INVESTMENT INCOME:
Dividends	$57,255	$2,318	$1,574	$1,372	$1,633	$5,564

EXPENSES:
Mortality and expense risk	12,282	513	1,898	597	1,468	688

NET INVESTMENT INCOME (LOSS)	44,973	1,805	(324)	775	165	4,876

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	12,391	17	3,649	1,472	3,081	(167)
Realized gain distributions

Net realized gain (loss)	12,391	17	3,649	1,472	3,081	(167)

Change in net unrealized appreciation (depreciation) on investments	14,563	478	(13,444)	(14,791)	(4,158)	(4,621)

Net realized and unrealized gain (loss) on investments	26,954	495	(9,795)	(13,319)	(1,077)	(4,788)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$71,927	$2,300	$(10,119)	$(12,544)	$(912)	$88

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND	INVESCO VAN KAMPEN VI COMSTOCK FUND	INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
INVESTMENT INCOME:
Dividends	$5,524	$19	$		$535	$4,685	$8,747

EXPENSES:
Mortality and expense risk	2,778	72		504	2,443	2,500	5,968

NET INVESTMENT INCOME (LOSS)	2,746	(53)		(504)	(1,908)	2,185	2,779

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	17,252	428		(3,147)	1,130	(3,388)	18,570
Realized gain distributions

Net realized gain (loss)	17,252	428		(3,147)	1,130	(3,388)	18,570

Change in net unrealized appreciation (depreciation) on investments	(53,656)	(835)		(5,179)	(15,703)	(7,076)	(36,765)

Net realized and unrealized loss on investments	(36,404)	(407)		(8,326)	(14,573)	(10,464)	(18,195)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(33,658)	$(460)		$(8,830)	$(16,481)	$(8,279)	$(15,416)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
INVESTMENT INCOME:
Dividends	$14,735	$24,489	$47,109	$148,745	$1,245	$2,080

EXPENSES:
Mortality and expense risk	5,162	9,034	5,363	17,519	1,831	3,796

NET INVESTMENT INCOME (LOSS)	9,573	15,455	41,746	131,226	(586)	(1,716)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	26,124	92,742	5,054	85,628	5,856	(408)
Realized gain distributions	27,711	49,806	12,855	41,044		4,338

Net realized gain	53,835	142,548	17,909	126,672	5,856	3,930

Change in net unrealized appreciation (depreciation) on investments	(55,976)	(144,425)	(23,684)	(139,163)	(17,175)	(169,433)

Net realized and unrealized loss on investments	(2,141)	(1,877)	(5,775)	(12,491)	(11,319)	(165,503)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,432	$13,578	$35,971	$118,735	$(11,905)	$(167,219)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JANUS ASPEN WORLDWIDE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND	MFS UTILITIES FUND
INVESTMENT INCOME:
Dividends	$3,598	$2,272	$21,355	$		$7,792	$5,974

EXPENSES:
Mortality and expense risk	7,961	3,454	9,200		11,368	5,766	1,748

NET INVESTMENT INCOME (LOSS)	(4,363)	(1,182)	12,155		(11,368)	2,026	4,226

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sale of fund shares	40,508	24,152	39,651		4,670	17,268	17,685
Realized gain distributions	9,464

Net realized gain	49,972	24,152	39,651		4,670	17,268	17,685

Change in net unrealized appreciation (depreciation) on investments	(392,748)	(78,413)	(284,294)		48,243	(37,601)	(12,809)

Net realized and unrealized gain (loss) on investments	(342,776)	(54,261)	(244,643)		52,913	(20,333)	4,876

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(347,139)	$(55,443)	$(232,488)		$41,545	$(18,307)	$9,102

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO
INVESTMENT INCOME:
Dividends	$91	$1,974	$13,984	$666	$115,645	$50,595

EXPENSES:
Mortality and expense risk	204	2,452	9,445	567	13,770	24,189

NET INVESTMENT INCOME (LOSS)	(113)	(478)	4,539	99	101,875	26,406

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(700)	9,915	296	212	82,878	22,915
Realized gain distributions		4,642

Net realized gain (loss)	(700)	14,557	296	212	82,878	22,915

Change in net unrealized appreciation (depreciation) on investments	(874)	(23,842)	(105,731)	(5,919)	(127,912)	(41,799)

Net realized and unrealized loss on investments	(1,574)	(9,285)	(105,435)	(5,707)	(45,034)	(18,884)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,687)	$(9,763)	$(100,896)	$(5,608)	$56,841	$7,522

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$153,803	$		$3,153	$		$977	$484

EXPENSES:
Mortality and expense risk	47,933		46	1,504		1,320	1,112	2,372

NET INVESTMENT INCOME (LOSS)	105,870		(46)	1,649		(1,320)	(135)	(1,888)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	49,429		4	(599)		(807)	18,185	(2,603)
Realized gain distributions	82,788			10,482

Net realized gain (loss)	132,217		4	9,883		(807)	18,185	(2,603)

Change in net unrealized appreciation (depreciation) on investments	(77,470)		(1,421)	(21,224)		(1,793)	(22,236)	(9,020)

Net realized and unrealized gain (loss) on investments	54,747		(1,417)	(11,341)		(2,600)	(4,051)	(11,623)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$160,617		$(1,463)	$(9,692)		$(3,920)	$(4,186)	$(13,511)

The accompanying notes are an integral part of these financial statements.							(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO	PUTNAM VT EQUITY INCOME IB PORTFOLIO		PUTNAM VT GLOBAL HEALTH CARE IB PORTFOLIO	ROYCE SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II
			(1)			(2)
INVESTMENT INCOME:
Dividends	$		$	$		$	$1,113	$11,267

EXPENSES:
Mortality and expense risk		372	32		182	182	3,069	5,467

NET INVESTMENT INCOME (LOSS)		(372)	(32)		(182)	(182)	(1,956)	5,800

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(2,987)			85	(22)	18,740	12,543
Realized gain distributions

Net realized gain (loss)		(2,987)			85	(22)	18,740	12,543

Change in net unrealized appreciation (depreciation) on investments		(13,612)	62		3,997	(5,403)	(31,983)	(29,878)

Net realized and unrealized gain (loss) on investments		(16,599)	62		4,082	(5,425)	(13,243)	(17,335)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS		$(16,971)	$30		$3,900	$(5,607)	$(15,199)	$(11,535)

(1) For the period October 18, 2011 to December 31, 2011.
(2) For the period May 24, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.								(Continued )

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
			(1)
INVESTMENT INCOME:
Dividends	$770	$114,886	$	$5,199	$2,901	$

EXPENSES:
Mortality and expense risk	63,401	53,380	65	1,026	1,140		480

NET INVESTMENT INCOME (LOSS)	(62,631)	61,506	(65)	4,173	1,761		(480)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(106,067)	11,292	(823)	(413)		4,349
Realized gain distributions				1,065			1,659

Net realized gain (loss)		(106,067)	11,292	242	(413)		6,008

Change in net unrealized appreciation (depreciation) on investments		70,921	(10,140)	5,430	(693)		(4,780)

Net realized and unrealized gain (loss) on investments		(35,146)	1,152	5,672	(1,106)		1,228

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(62,631)	$26,360	$1,087	$9,845	$655		$748

(1) For the period January 1, 2011 to March 14, 2011.

The accompanying notes are an integral part of these financial statements.							(Continued )

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS
	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL BOND FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND	WELLS FARGO ADVANTAGE VT DISCOVERY FUND
INVESTMENT INCOME:
Dividends	$6,050	$9	$9,505	$50,121	$2,842	$

EXPENSES:
Mortality and expense risk	2,855	44	9,301	5,739	1,825		302

NET INVESTMENT INCOME (LOSS)	3,195	(35)	204	44,382	1,017		(302)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	11,123	1,820	(57,607)	(4,276)	214		2,182
Realized gain distributions				12,778	3,431

Net realized gain (loss)	11,123	1,820	(57,607)	8,502	3,645		2,182

Change in net unrealized appreciation (depreciation) on investments	(93,599)	(1,494)	102,629	(5,833)	(54,827)		(3,239)

Net realized and unrealized gain (loss) on investments	(82,476)	326	45,022	2,669	(51,182)		(1,057)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(79,281)	$291	$45,226	$47,051	$(50,165)		$(1,359)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
INVESTMENT INCOME:
Dividends	$321	$1,239

EXPENSES:
Mortality and expense risk	1,859	1,571

NET INVESTMENT INCOME (LOSS)	(1,538)	(332)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,939	(1,229)
Realized gain distributions

Net realized gain (loss)	2,939	(1,229)

Change in net unrealized appreciation (depreciation) on investments	(16,011)	(13,959)

Net realized and unrealized loss on investments	(13,072)	(15,188)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(14,610)	$(15,520)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,673	$(1,267)	$(1,768)	$(2,965)	$148	$(428)
Net realized gain (loss)	966	(40,196)	10,371	(15,832)	91	9,770
Change in net unrealized appreciation (depreciation) on investments	(16,340)	174,482	(41,138)	81,590	1,409	(2,914)

Increase (decrease) in net assets resulting from operations	(13,701)	133,019	(32,535)	62,793	1,648	6,428

CONTRACT TRANSACTIONS:
Purchase payments received	700		366	420
Transfers for contract benefits and terminations	(20,714)	(110,021)	(4,702)	(3,723)	(6)	(17,505)
Net transfers	(17,599)	(109,459)	(60,285)	(37,453)		(49,755)
Contract maintenance charges	(62)	(133)	(8)	(33)		(6)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(37,675)	(219,613)	(64,629)	(40,789)	(6)	(67,266)

Total increase (decrease) in net assets	(51,376)	(86,594)	(97,164)	22,004	1,642	(60,838)

NET ASSETS:
Beginning of period	1,136,557	1,223,151	381,053	359,049	30,316	91,154

End of period	$1,085,181	$1,136,557	$283,889	$381,053	$31,958	$30,316

CHANGES IN UNITS OUTSTANDING:
Units issued	1,133	5,089	288	1,963
Units redeemed	(4,410)	(16,865)	(7,888)	(4,885)		(7,828)

Net decrease	(3,277)	(11,776)	(7,600)	(2,922)	0	(7,828)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(352)	$(307)	$18,006	$11,881	$8,731	$6,561
Net realized gain (loss)	(232)	(9,624)	(60,747)	(184,673)	7,913	82,896
Change in net unrealized appreciation (depreciation) on investments	897	16,892	(97,010)	267,201	(72,387)	(91,726)

Increase (decrease) in net assets resulting from operations	313	6,961	(139,751)	94,409	(55,743)	(2,269)

CONTRACT TRANSACTIONS:
Purchase payments received			350
Transfers for contract benefits and terminations		(30,305)	(43,138)	(35,752)	(4,045)	(34,313)
Net transfers	(3,065)	(7,741)	(126,730)	(244,962)	(24,707)	(220,457)
Contract maintenance charges		(2)	(15)	(76)	(2)	(60)
Adjustments to net assets allocated to contracts in payout phase			6,822	(5,554)	4,261	866

Decrease in net assets resulting from contract transactions	(3,065)	(38,048)	(162,711)	(286,344)	(24,493)	(253,964)

Total decrease in net assets	(2,752)	(31,087)	(302,462)	(191,935)	(80,236)	(256,233)

NET ASSETS:
Beginning of period	43,327	74,414	929,965	1,121,900	308,980	565,213

End of period	$40,575	$43,327	$627,503	$929,965	$228,744	$308,980

CHANGES IN UNITS OUTSTANDING:
Units issued		1	1,395	10,507	0	16,670
Units redeemed	(305)	(4,353)	(16,326)	(33,886)	(4,151)	(56,073)

Net decrease	(305)	(4,352)	(14,931)	(23,379)	(4,151)	(39,403)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	ALLIANCE- BERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO		ALLIANCE- BERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO		AMERICAN CENTURY VP BALANCED FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$822	$223	$(745)	$(639)	$4,445	$4,898
Net realized gain (loss)	19,577	5,587	13,415	28,098	10,134	(17,912)
Change in net unrealized appreciation on investments	(8,967)	14,343	(36,254)	7,941	5,644	59,813

Increase (decrease) in net assets resulting from operations	11,432	20,153	(23,584)	35,400	20,223	46,799

CONTRACT TRANSACTIONS:
Purchase payments received	1,100	700			120	120
Transfers for contract benefits and terminations	(3,339)	(609)	(8,548)		(139,750)	(87,515)
Net transfers	32,572	44,682	(17,072)	45,700	92,996	99,355
Contract maintenance charges			(32)	(43)	(9)	(31)
Adjustments to net assets allocated to contracts in payout phase					4,298	1,386

Increase (decrease) in net assets resulting from contract transactions	30,333	44,773	(25,652)	45,657	(42,345)	13,315

Total increase (decrease) in net assets	41,765	64,926	(49,236)	81,057	(22,122)	60,114

NET ASSETS:
Beginning of period	120,347	55,421	280,526	199,469	469,353	409,239

End of period	$162,112	$120,347	$231,290	$280,526	$447,231	$469,353

CHANGES IN UNITS OUTSTANDING:
Units issued	4,182	7,488	2,607	20,532	6,755	8,391
Units redeemed	(1,056)	(2,092)	(4,758)	(17,942)	(9,961)	(7,309)

Net increase (decrease)	3,126	5,396	(2,151)	2,590	(3,206)	1,082

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	AMERICAN CENTURY VP INCOME & GROWTH FUND		AMERICAN CENTURY VP INTERNATIONAL FUND		AMERICAN CENTURY VP MID CAP VALUE FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$379	$298	$1,444	$4,181	$660	$1,015
Net realized gain (loss)	56	1,119	(2,692)	(2,413)	2,619	168
Change in net unrealized appreciation (depreciation) on investments	544	2,829	(33,731)	33,693	(5,462)	11,015

Increase (decrease) in net assets resulting from operations	979	4,246	(34,979)	35,461	(2,183)	12,198

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations			(34,174)	(4,362)	(225)
Net transfers	3	6,667	(3,710)	(14,392)	39,272	6,091
Contract maintenance charges			(4)	(50)		(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3	6,667	(37,888)	(18,804)	39,047	6,089

Total increase (decrease) in net assets	982	10,913	(72,867)	16,657	36,864	18,287

NET ASSETS:
Beginning of period	40,072	29,159	310,508	293,851	79,006	60,719

End of period	$41,054	$40,072	$237,641	$310,508	$115,870	$79,006

CHANGES IN UNITS OUTSTANDING:
Units issued		1,677			2,507	493
Units redeemed		(901)	(2,235)	(1,151)	(15)	(24)

Net increase (decrease)	0	776	(2,235)	(1,151)	2,492	469

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	AMERICAN CENTURY VP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
	2011	2010	2011	2010	2011
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,629	$13,796	$(160)	$(59)	$(190)
Net realized gain (loss)	2,829	(111,198)	336	13	98
Change in net unrealized appreciation (depreciation) on investments	(13,983)	213,675	(3,179)	1,304	(1,910)

Increase (decrease) in net assets resulting from operations	2,475	116,273	(3,003)	1,258	(2,002)

CONTRACT TRANSACTIONS:
Purchase payments received	26,578	640
Transfers for contract benefits and terminations	(18,142)	(39,460)
Net transfers	36,041	(50,217)	(7,408)	15,367	28,210
Contract maintenance charges	(22)	(76)		(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	44,455	(89,113)	(7,408)	15,366	28,210

Total increase (decrease) in net assets	46,930	27,160	(10,411)	16,624	26,208

NET ASSETS:
Beginning of period	1,063,565	1,036,405	18,319	1,695	0

End of period	$1,110,495	$1,063,565	$7,908	$18,319	$26,208

CHANGES IN UNITS OUTSTANDING:
Units issued	13,334	14,214	2,658	1,059	3,287
Units redeemed	(7,509)	(19,428)	(3,257)		(456)

Net increase (decrease)	5,825	(5,214)	(599)	1,059	2,831

(1) For the period March 14, 2011 to December 31, 2011. The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(303)	$517	$(833)	$(209)	$898	$(772)
Net realized gain	33,247	119	7,604	7,913	57,679	1,342
Change in net unrealized appreciation (depreciation) on investments	(35,787)	23,678	(15,229)	66,436	(58,283)	35,026

Increase (decrease) in net assets resulting from operations	(2,843)	24,314	(8,458)	74,140	294	35,596

CONTRACT TRANSACTIONS:
Purchase payments received			420	420
Transfers for contract benefits and terminations	(92,834)		(2,678)	(3,205)	(6,964)	(7,669)
Net transfers	(1,351)	92,578	27,145	(80,762)	106,635	170,354
Contract maintenance charges			(1)	(12)	(1)	(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(94,185)	92,578	24,886	(83,559)	99,670	162,683

Total increase (decrease) in net assets	(97,028)	116,892	16,428	(9,419)	99,964	198,279

NET ASSETS:
Beginning of period	175,073	58,181	270,753	280,172	240,384	42,105

End of period	$78,045	$175,073	$287,181	$270,753	$340,348	$240,384

CHANGES IN UNITS OUTSTANDING:
Units issued	2,026	6,439	2,920	2,833	25,512	15,764
Units redeemed	(7,786)		(1,724)	(7,307)	(19,297)	(1,152)

Net increase (decrease)	(5,760)	6,439	1,196	(4,474)	6,215	14,612

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(190)	$51	$8,989	$11,045	$228	$171
Net realized gain (loss)	196	123	24,975	(11,220)	(42)	(1,887)
Change in net unrealized appreciation (depreciation) on investments	(245)	10,834	51,787	120,225	(2,146)	9,834

Increase (decrease) in net assets resulting from operations	(239)	11,008	85,751	120,050	(1,960)	8,118

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(10)		(11,905)	(43,371)	(216)	(7,774)
Net transfers			97,977	154,769
Contract maintenance charges			(9)	(15)		(19)

Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10)	0	86,063	111,383	(216)	(7,793)

Total increase (decrease) in net assets	(249)	11,008	171,814	231,433	(2,176)	325

NET ASSETS:
Beginning of period	53,296	42,288	1,009,298	777,865	54,291	53,966

End of period	$53,047	$53,296	$1,181,112	$1,009,298	$52,115	$54,291

CHANGES IN UNITS OUTSTANDING:
Units issued			17,076	19,243
Units redeemed			(9,150)	(8,199)	(21)	(875)

Net increase (decrease)	0	0	7,926	11,044	(21)	(875)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DWS BLUE CHIP VIP PORTFOLIO		DWS CAPITAL GROWTH VIP PORTFOLIO		DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$132	$718	$(775)	$67	$940	$1,890
Net realized gain (loss)	2,107	6,372	7,789	(2,646)	13,547	63,695
Change in net unrealized appreciation on investments	(2,309)	1,706	(51,579)	78,083	(38,328)	4,127

Increase (decrease) in net assets resulting from operations	(70)	8,796	(44,565)	75,504	(23,841)	69,712

CONTRACT TRANSACTIONS:
Purchase payments received			1,110	185	18,422
Transfers for contract benefits and terminations	(7,711)		(3,605)	(4,997)	(15,031)	(17,641)
Net transfers	(3,141)	(23,923)	185,254	136,498	29,346	(109,347)
Contract maintenance charges		(2)		(7)	(1)	(12)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10,852)	(23,925)	182,759	131,679	32,736	(127,000)

Total increase (decrease) in net assets	(10,922)	(15,129)	138,194	207,183	8,895	(57,288)

NET ASSETS:
Beginning of period	61,965	77,094	558,211	351,028	290,321	347,609

End of period	$51,043	$61,965	$696,405	$558,211	$299,216	$290,321

CHANGES IN UNITS OUTSTANDING:
Units issued	118	2,492	25,763	22,002	7,187	6,396
Units redeemed	(1,131)	(4,920)	(8,398)	(6,434)	(4,465)	(18,362)

Net increase (decrease)	(1,013)	(2,428)	17,365	15,568	2,722	(11,966)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DWS GROWTH & INCOME VIP PORTFOLIO		DWS HEALTH CARE VIP PORTFOLIO		DWS LARGE CAP VALUE VIP PORTFOLIO
	2011	2010	2011	2010	2011	2010
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$596	$944	$465	$(568)	$4,843	$4,481
Net realized gain (loss)	171	(2,267)	27,892	9,330	9,720	(2,570)
Change in net unrealized appreciation (depreciation) on investments	(1,658)	16,947	(8,253)	(3,337)	(20,393)	26,121

Increase (decrease) in net assets resulting from operations	(891)	15,624	20,104	5,425	(5,830)	28,032

CONTRACT TRANSACTIONS:
Purchase payments received			700
Transfers for contract benefits and terminations	(5,647)	(8,368)	(6,418)		(52,887)	(1,843)
Net transfers		(6,772)	(175,788)	91,407	(2,334)	97,256
Contract maintenance charges		(5)			(2)	(6)
Adjustments to net assets allocated to contracts in payout phase	3,458	1,195

Increase (decrease) in net assets resulting from contract transactions	(2,189)	(13,950)	(181,506)	91,407	(55,223)	95,407

Total increase (decrease) in net assets	(3,080)	1,674	(161,402)	96,832	(61,053)	123,439

NET ASSETS:
Beginning of period	131,486	129,812	161,402	64,570	361,680	238,241

End of period	$128,406	$131,486	$0	$161,402	$300,627	$361,680

CHANGES IN UNITS OUTSTANDING:
Units issued	154		67	15,976	5,373	16,075
Units redeemed	(577)	(3,562)	(14,347)	(7,656)	(11,029)	(8,369)

Net increase (decrease)	(423)	(3,562)	(14,280)	8,320	(5,656)	7,706

(1) For the period January 1, 2011 to May 3, 2011.

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP PORTFOLIO		DWS STRATEGIC VALUE VIP PORTFOLIO		FEDERATED CAPITAL APPRECIATION FUND II
	2011	2010	2011	2010	2011	2010
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$229	$232	$493	$364	$(234)	$2,544
Net realized gain (loss)	26,858	(11,763)	12,854	(4,166)	(10,414)	(125,911)
Change in net unrealized appreciation (depreciation) on investments	(48,034)	105,429	(10,499)	7,884	(1,298)	146,417

Increase (decrease) in net assets resulting from operations	(20,947)	93,898	2,848	4,082	(11,946)	23,050

CONTRACT TRANSACTIONS:
Purchase payments received	600	1,050
Transfers for contract benefits and terminations	(18,511)	(13,087)	(1,078)	(3,208)	(10,411)	(112,364)
Net transfers	850	(33,899)	(37,325)	(7,014)
Contract maintenance charges		(30)		(5)		(31)
Adjustments to net assets allocated to contracts in payout phase

Decrease in net assets resulting from contract transactions	(17,061)	(45,966)	(38,403)	(10,227)	(10,411)	(112,395)

Total increase (decrease) in net assets	(38,008)	47,932	(35,555)	(6,145)	(22,357)	(89,345)

NET ASSETS:
Beginning of period	357,500	309,568	35,555	41,700	210,696	300,041

End of period	$319,492	$357,500	$0	$35,555	$188,339	$210,696

CHANGES IN UNITS OUTSTANDING:
Units issued	3,944	10,770
Units redeemed	(5,030)	(12,312)	(3,874)	(1,196)	(741)	(9,185)

Net decrease	(1,086)	(1,542)	(3,874)	(1,196)	(741)	(9,185)

(1) For the period January 1, 2011 to May 3, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$44,973	$69,157	$1,805	$4,586	$(324)	$(261)
Net realized gain (loss)	12,391	16,575	17	816	3,649	(13,048)
Change in net unrealized appreciation on investments	14,563	(5,882)	478	3,677	(13,444)	67,597

Increase (decrease) in net assets resulting from operations	71,927	79,850	2,300	9,079	(10,119)	54,288

CONTRACT TRANSACTIONS:
Purchase payments received	420	420			2,020	1,320
Transfers for contract benefits and terminations	(64,191)	(156,430)		(33,341)	(3,537)	(1,309)
Net transfers	(6,228)	(427,199)		(5,000)	(7,137)	(72,410)
Contract maintenance charges	(10)	(59)		(25)		(6)
Adjustments to net assets allocated to contracts in payout phase	2,566	(918)

Decrease in net assets resulting from contract transactions	(67,443)	(584,186)	0	(38,366)	(8,654)	(72,405)

Total increase (decrease) in net assets	4,484	(504,336)	2,300	(29,287)	(18,773)	(18,117)

NET ASSETS:
Beginning of period	1,555,642	2,059,978	59,209	88,496	239,769	257,886

End of period	$1,560,126	$1,555,642	$61,509	$59,209	$220,996	$239,769

CHANGES IN UNITS OUTSTANDING:
Units issued	35,718	22,378			361	3,885
Units redeemed	(35,188)	(58,887)		(2,700)	(1,132)	(12,146)

Net increase (decrease)	530	(36,509)	0	(2,700)	(771)	(8,261)

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	FRANKLIN TEMPLETON FOREIGN SECURITIES FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. HIGH YIELD FUND
	2011	2010	2011	2010	2011	2010
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$775	$828	$165	$198	$4,876	$7,530
Net realized gain (loss)	1,472	11	3,081	27,732	(167)	(2,865)
Change in net unrealized appreciation (depreciation) on investments	(14,791)	9,193	(4,158)	(11,714)	(4,621)	5,503

Increase (decrease) in net assets resulting from operations	(12,544)	10,032	(912)	16,216	88	10,168

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(7,994)		(14,153)	(213,867)		(14,954)
Net transfers	13,733	60,377		(21,789)	1
Contract maintenance charges			(12)	(74)		(41)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	5,739	60,377	(14,165)	(235,730)	1	(14,995)

Total increase (decrease) in net assets	(6,805)	70,409	(15,077)	(219,514)	89	(4,827)

NET ASSETS:
Beginning of period	70,409	0	177,232	396,746	80,173	85,000

End of period	$63,604	$70,409	$162,155	$177,232	$80,262	$80,173

CHANGES IN UNITS OUTSTANDING:
Units issued	8,090	6,510
Units redeemed	(7,978)		(780)	(14,549)		(924)

Net increase (decrease)	112	6,510	(780)	(14,549)	0	(924)

(1)	For the period May 17, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,746	$6,719	$(53)	$(33)	$(504)	$(168)
Net realized gain (loss)	17,252	20,712	428	(214)	(3,147)	348
Change in net unrealized appreciation (depreciation) on investments	(53,656)	21,887	(835)	712	(5,179)	4,670

Increase (decrease) in net assets resulting from operations	(33,658)	49,318	(460)	465	(8,830)	4,850

CONTRACT TRANSACTIONS:
Purchase payments received	1,100	700			1,100	700
Transfers for contract benefits and terminations	(8,014)	(1,524)
Net transfers	40,553	(2,706)	(1,676)	3,037	32,457	17,179
Contract maintenance charges	(7)	(14)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	33,632	(3,544)	(1,676)	3,037	33,557	17,879

Total increase (decrease) in net assets	(26)	45,774	(2,136)	3,502	24,727	22,729

NET ASSETS:
Beginning of period	361,755	315,981	8,172	4,670	32,464	9,735

End of period	$361,729	$361,755	$6,036	$8,172	$57,191	$32,464

CHANGES IN UNITS OUTSTANDING:
Units issued	12,650	17,102	1,360	638	8,818	1,474
Units redeemed	(8,958)	(15,688)	(1,478)	(433)	(7,169)	(184)

Net increase (decrease)	3,692	1,414	(118)	205	1,649	1,290

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND		INVESCO VAN KAMPEN VI COMSTOCK FUND		INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,908)	$(2,126)	$2,185	$(1,896)	$2,779	$(4,797)
Net realized gain (loss)	1,130	(175)	(3,388)	(15,125)	18,570	(25,617)
Change in net unrealized appreciation (depreciation) on investments	(15,703)	51,449	(7,076)	55,000	(36,765)	107,065

Increase (decrease) in net assets resulting from operations	(16,481)	49,148	(8,279)	37,979	(15,416)	76,651

CONTRACT TRANSACTIONS:
Purchase payments received					1,100	1,000
Transfers for contract benefits and terminations	2	(7,805)	(7)	(3,852)	(79,343)	(24,428)
Net transfers	(4,564)		(832)	28,950	(31,273)	340,961
Contract maintenance charges	(2)	(64)			(23)	(43)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4,564)	(7,869)	(839)	25,098	(109,539)	317,490

Total increase (decrease) in net assets	(21,045)	41,279	(9,118)	63,077	(124,955)	394,141

NET ASSETS:
Beginning of period	289,773	248,494	294,569	231,492	802,064	407,923

End of period	$268,728	$289,773	$285,451	$294,569	$677,109	$802,064

CHANGES IN UNITS OUTSTANDING:
Units issued			700	6,856	1,787	40,553
Units redeemed	(1,492)	(3,145)	(815)	(4,048)	(10,635)	(10,674)

Net increase (decrease)	(1,492)	(3,145)	(115)	2,808	(8,848)	29,879

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$9,573	$16,206	$15,455	$23,744	$41,746	$33,825
Net realized gain (loss)	53,835	6,817	142,548	(2,918)	17,909	5,069
Change in net unrealized appreciation (depreciation) on investments	(55,976)	38,223	(144,425)	63,565	(23,684)	4,097

Increase in net assets resulting from operations	7,432	61,246	13,578	84,391	35,971	42,991

CONTRACT TRANSACTIONS:
Purchase payments received			120	120
Transfers for contract benefits and terminations	(9,867)	(113,617)	(761)	(16,583)	(39,531)	(10,820)
Net transfers	(252,009)		(632,750)	671,560	(2,551)	(8,677)
Contract maintenance charges		(25)	(41)	(70)	(6)	(53)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(261,876)	(113,642)	(633,432)	655,027	(42,088)	(19,550)

Total increase (decrease) in net assets	(254,444)	(52,396)	(619,854)	739,418	(6,117)	23,441

NET ASSETS:
Beginning of period	803,186	855,582	1,651,900	912,482	638,924	615,483

End of period	$548,742	$803,186	$1,032,046	$1,651,900	$632,807	$638,924

CHANGES IN UNITS OUTSTANDING:
Units issued		1	10,687	70,958
Units redeemed	(16,002)	(7,194)	(64,792)	(11,655)	(2,194)	(1,070)

Net increase (decrease)	(16,002)	(7,193)	(54,105)	59,303	(2,194)	(1,070)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO
	2011	2010	2010	2010	2011	2010
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$131,226	$127,645	$1,333	$2,111	$(586)	$509
Net realized gain (loss)	126,672	37,414	(40,449)	108,746	5,856	(5,062)
Change in net unrealized appreciation on investments	(139,163)	1,267	53,576	(82,380)	(17,175)	38,532

Increase (decrease) in net assets resulting from operations	118,735	166,326	14,460	28,477	(11,905)	33,979

CONTRACT TRANSACTIONS:
Purchase payments received	480	480		20
Transfers for contract benefits and terminations	(71,408)	(85,735)	(1,242)	(50,842)	(54,392)	(146,668)
Net transfers	(459,564)	456,138	(341,554)	(536,000)	(3,455)	(56,371)
Contract maintenance charges	(42)	(80)	(3)		(13)	(165)
Adjustments to net assets allocated to contracts in payout phase	1,981	630

Increase (decrease) in net assets resulting from contract transactions	(528,553)	371,433	(342,799)	(586,822)	(57,860)	(203,204)

Total increase (decrease) in net assets	(409,818)	537,759	(328,339)	(558,345)	(69,765)	(169,225)

NET ASSETS:
Beginning of period	2,720,559	2,182,800	328,339	558,345	266,043	435,268

End of period	$2,310,741	$2,720,559	$0	$0	$196,278	$266,043

CHANGES IN UNITS OUTSTANDING:
Units issued	28,937	48,577		390
Units redeemed	(69,175)	(18,622)	(26,023)	(68,168)	(3,548)	(14,205)

Net increase (decrease)	(40,238)	29,955	(26,023)	(67,778)	(3,548)	(14,205)

(1)	For the period January 1, 2010 to May 13, 2010.
(2)	For the period January 1, 2010 to May 17, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JANUS ASPEN WORLDWIDE PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(1,716)	$(771)	$(4,363)	$(3,536)	$(1,182)	$(1,147)
Net realized gain (loss)	3,930	(5,118)	49,972	(65,026)	24,152	14,156
Change in net unrealized appreciation (depreciation) on investments	(169,433)	110,088	(392,748)	296,341	(78,413)	48,797

Increase (decrease) in net assets resulting from operations	(167,219)	104,199	(347,139)	227,779	(55,443)	61,806

CONTRACT TRANSACTIONS:
Purchase payments received			6,441	2,995
Transfers for contract benefits and terminations	(19,798)	(16,511)	(64,173)	(59,106)	(67,643)	(113,315)
Net transfers		(26,587)	(19,925)	(134,897)	(21,405)
Contract maintenance charges	(10)	(82)	(2)	(61)	(4)	(132)
Adjustments to net assets allocated to contracts in payout phase	7,979	4,162

Decrease in net assets resulting from contract transactions	(11,829)	(39,018)	(77,659)	(191,069)	(89,052)	(113,447)

Total increase (decrease) in net assets	(179,048)	65,181	(424,798)	36,710	(144,495)	(51,641)
NET ASSETS:
Beginning of period	531,826	466,645	1,100,078	1,063,368	486,113	537,754

End of period	$352,778	$531,826	$675,280	$1,100,078	$341,618	$486,113

CHANGES IN UNITS OUTSTANDING:
Units issued			9,170	14,400
Units redeemed	(989)	(2,796)	(16,712)	(31,980)	(5,552)	(8,423)

Net decrease	(989)	(2,796)	(7,542)	(17,580)	(5,552)	(8,423)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,155	$6,078	$(11,368)	$(9,667)	$2,026	$825
Net realized gain (loss)	39,651	78,988	4,670	(41,340)	17,268	1,901
Change in net unrealized appreciation (depreciation) on investments	(284,294)	92,097	48,243	328,052	(37,601)	45,676

Increase (decrease) in net assets resulting from operations	(232,488)	177,163	41,545	277,045	(18,307)	48,402

CONTRACT TRANSACTIONS:
Purchase payments received			1,493
Transfers for contract benefits and terminations	(21,999)	(20,439)	(14,677)	(81,910)	(21,272)	(3,033)
Net transfers	(24,178)	401,504	8,054	(24,879)	78,452	449,619
Contract maintenance charges	(4)	(22)	(15)	(49)	(2)	(17)
Adjustments to net assets allocated to contracts in payout phase			1,092	(395)

Increase (decrease) in net assets resulting from contract transactions	(46,181)	381,043	(4,053)	(107,233)	57,178	446,569

Total increase (decrease) in net assets	(278,669)	558,206	37,492	169,812	38,871	494,971

NET ASSETS:
Beginning of period	1,253,774	695,568	1,342,408	1,172,596	685,477	190,506

End of period	$975,105	$1,253,774	$1,379,900	$1,342,408	$724,348	$685,477

CHANGES IN UNITS OUTSTANDING:
Units issued	8,260	45,865	2,021	6,439	9,486	34,992
Units redeemed	(11,359)	(23,026)	(2,546)	(12,265)	(5,411)	(1,071)

Net increase (decrease)	(3,099)	22,839	(525)	(5,826)	4,075	33,921

The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	MFS UTILITIES FUND		NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,226	$3,239	$(113)	$(126)	$(478)	$518
Net realized gain (loss)	17,685	8,484	(700)	(311)	14,557	(12,707)
Change in net unrealized appreciation (depreciation) on investments	(12,809)	11,393	(874)	6,061	(23,842)	89,182

Increase (decrease) in net assets resulting from operations	9,102	23,116	(1,687)	5,624	(9,763)	76,993

CONTRACT TRANSACTIONS:
Purchase payments received		125
Transfers for contract benefits and terminations	(35,222)	(13,288)	(4,802)	(1,106)	(8,711)	(4,757)
Net transfers	25,454	24,662			14,537	(57,301)
Contract maintenance charges		(10)		(3)		(5)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(9,768)	11,489	(4,802)	(1,109)	5,826	(62,063)

Total increase (decrease) in net assets	(666)	34,605	(6,489)	4,515	(3,937)	14,930

NET ASSETS:
Beginning of period	203,184	168,579	27,371	22,856	301,628	286,698

End of period	$202,518	$203,184	$20,882	$27,371	$297,691	$301,628

CHANGES IN UNITS OUTSTANDING:
Units issued	7,108	8,263		1	4,763	6,535
Units redeemed	(8,334)	(6,835)	(474)	(117)	(4,056)	(9,985)

Net increase (decrease)	(1,226)	1,428	(474)	(116)	707	(3,450)

The accompanying notes are an integral part of these financial statements.						(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	OPPENHEIMER GLOBAL SECURITIES FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA		PIMCO VIT HIGH YIELD PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,539	$7,999	$99	$269	$101,875	$143,119
Net realized gain (loss)	296	(126,972)	212	23,171	82,878	398,257
Change in net unrealized appreciation (depreciation) on investments	(105,731)	276,334	(5,919)	(11,433)	(127,912)	(257,475)

Increase (decrease) in net assets resulting from operations	(100,896)	157,361	(5,608)	12,007	56,841	283,901

CONTRACT TRANSACTIONS:
Purchase payments received	2,000				6,020	4,745
Transfers for contract benefits and terminations	(51,200)	(81,362)			(52,425)	(169,234)
Net transfers	20,260	(162,380)	1,569	(36,309)	(882,040)	75,885
Contract maintenance charges	(24)	(55)				(61)
Adjustments to net assets allocated to contracts in payout phase	624	(244)			6,434	(8,286)

Increase (decrease) in net assets resulting from contract transactions	(28,340)	(244,041)	1,569	(36,309)	(922,011)	(96,951)

Total increase (decrease) in net assets	(129,236)	(86,680)	(4,039)	(24,302)	(865,170)	186,950

NET ASSETS:
Beginning of period	1,139,655	1,226,335	69,347	93,649	2,413,816	2,226,866

End of period	$1,010,419	$1,139,655	$65,308	$69,347	$1,548,646	$2,413,816

CHANGES IN UNITS OUTSTANDING:
Units issued	9,796	14,194	188	3,247	38,532	150,963
Units redeemed	(10,016)	(29,358)	(20)	(7,231)	(94,896)	(156,532)

Net increase (decrease)	(220)	(15,164)	168	(3,984)	(56,364)	(5,569)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,406	$20,606	$105,870	$95,915	$(46)	$(143)
Net realized gain	22,915	10,209	132,217	306,094	4	14,649
Change in net unrealized appreciation (depreciation) on investments	(41,799)	74,763	(77,470)	17,797	(1,421)	(18,919)

Increase (decrease) in net assets resulting from operations	7,522	105,578	160,617	419,806	(1,463)	(4,413)

CONTRACT TRANSACTIONS:
Purchase payments received	15,001		18,500	3,200
Transfers for contract benefits and terminations	(296,393)	(28,521)	(266,391)	(317,201)	(2)
Net transfers	379,264	739,801	187,168	393,360		(60,557)
Contract maintenance charges	(32)	(73)	(38)	(151)
Adjustments to net assets allocated to contracts in payout phase			2,753	(997)

Increase (decrease) in net assets resulting from contract transactions	97,840	711,207	(58,008)	78,211	(2)	(60,557)

Total increase (decrease) in net assets	105,362	816,785	102,609	498,017	(1,465)	(64,970)

NET ASSETS:
Beginning of period	2,889,481	2,072,696	5,795,175	5,297,158	6,042	71,012

End of period	$2,994,843	$2,889,481	$5,897,784	$5,795,175	$4,577	$6,042

CHANGES IN UNITS OUTSTANDING:
Units issued	53,886	82,209	54,155	147,107
Units redeemed	(44,595)	(20,645)	(55,963)	(133,972)		(8,598)

Net increase (decrease)	9,291	61,564	(1,808)	13,135	0	(8,598)

The accompanying notes are an integral part of these financial statements.						(Continued )

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,649	$1,152	$(1,320)	$(1,040)	$(135)	$162
Net realized gain (loss)	9,883	(4,327)	(807)	(1,307)	18,185	(9,612)
Change in net unrealized appreciation (depreciation) on investments	(21,224)	31,402	(1,793)	22,194	(22,236)	40,552

Increase (decrease) in net assets resulting from operations	(9,692)	28,227	(3,920)	19,847	(4,186)	31,102

CONTRACT TRANSACTIONS:
Purchase payments received	60	60			700
Transfers for contract benefits and terminations	(8,647)	(23,641)	(10,935)		(52,060)	(548)
Net transfers	38,341	(25,920)	(2,276)	59,071	(16,841)	(51,536)
Contract maintenance charges		(3)	(5)	(36)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	29,754	(49,504)	(13,216)	59,035	(68,201)	(52,084)

Total increase (decrease) in net assets	20,062	(21,277)	(17,136)	78,882	(72,387)	(20,982)

NET ASSETS:
Beginning of period	193,087	214,364	163,381	84,499	166,568	187,550

End of period	$213,149	$193,087	$146,245	$163,381	$94,181	$166,568

CHANGES IN UNITS OUTSTANDING:
Units issued	4,007	45		4,310	681	2,723
Units redeemed	(638)	(4,474)	(809)	(245)	(6,882)	(7,788)

Net increase (decrease)	3,369	(4,429)	(809)	4,065	(6,201)	(5,065)

The accompanying notes are an integral part of these financial statements.					(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO
	2011	2010	2011	2010	2011	2010
					(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(1,888)	$(1,071)	$(372)	$(102)	$(32)	$(11)
Net realized gain (loss)	(2,603)	(1,341)	(2,987)	526		38
Change in net unrealized appreciation (depreciation) on investments	(9,020)	20,878	(13,612)	3,557	62

Increase (decrease) in net assets resulting from operations	(13,511)	18,466	(16,971)	3,981	30	27

CONTRACT TRANSACTIONS:
Purchase payments received			1,100	700
Transfers for contract benefits and terminations	(5,261)	(4,506)	(335)
Net transfers	6,327	199,915	52,636	5,226	39,283	(27)
Contract maintenance charges	(7)	(9)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,059	195,400	53,401	5,926	39,283	(27)

Total increase (decrease) in net assets	(12,452)	213,866	36,430	9,907	39,313	0

NET ASSETS:
Beginning of period	279,468	65,602	19,517	9,610	0	0

End of period	$267,016	$279,468	$55,947	$19,517	$39,313	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	1,799	18,511	5,107	700	3,622	2,313
Units redeemed	(2,118)	(897)	(2,334)	(294)		(2,313)

Net increase (decrease)	(319)	17,614	2,773	406	3,622	0

(1) For the period October 18, 2011 to December 31, 2011.
(2) For the period October 12, 2010 to November 2, 2010.

The accompanying notes are an integral part of these financial statements.						(Continued )

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	PUTNAM VT EQUITY INCOME IB PORTFOLIO		PUTNAM VT GLOBAL HEALTH CARE IB PORTFOLIO	ROYCE SMALL-CAP PORTFOLIO
	2011	2010	2011	2011	2010
		(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(182)	$(1)	$(182)	$(1,956)	$(1,327)
Net realized gain (loss)	85		(22)	18,740	369
Change in net unrealized appreciation (depreciation) on investments	3,997	43	(5,403)	(31,983)	48,939

Increase (decrease) in net assets resulting from operations	3,900	42	(5,607)	(15,199)	47,981

CONTRACT TRANSACTIONS:
Purchase payments received				1,100	700
Transfers for contract benefits and terminations	(814)			(27,859)
Net transfers	65,674	727	58,812	(13,188)	218,711
Contract maintenance charges					(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	64,860	727	58,812	(39,947)	219,407

Total increase (decrease) in net assets	68,760	769	53,205	(55,146)	267,388

NET ASSETS:
Beginning of period	769	0	0	424,434	157,046

End of period	$69,529	$769	$53,205	$369,288	$424,434

CHANGES IN UNITS OUTSTANDING:
Units issued	6,468	72	6,198	2,430	15,166
Units redeemed	(72)			(4,897)

Net increase (decrease)	6,396	72	6,198	(2,467)	15,166

(1) For the period October 27, 2010 to December 31, 2010.
(2) For the period May 24, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.				(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,800	$9,382	$(62,631)	$(48,061)	$61,506	$63,679
Net realized gain (loss)	12,543	(23,314)		2,591	(106,067)	(169,812)
Change in net unrealized appreciation on investments	(29,878)	83,608			70,921	851,133

Increase (decrease) in net assets resulting from operations	(11,535)	69,676	(62,631)	(45,470)	26,360	745,000

CONTRACT TRANSACTIONS:
Purchase payments received	13,871	4,260	2,216,336	5,429,844	23,241	8,995
Transfers for contract benefits and terminations	(8,208)	(4,218)	(1,103,597)	(3,063,922)	(142,096)	(195,455)
Net transfers	(44,003)	17,678	353,714	(2,177,350)	624,416	(498,429)
Contract maintenance charges	(19)	(72)	(1,548)	(1,872)	(116)	(609)
Adjustments to net assets allocated to contracts in payout phase			12,355	5,539	8,084	(9,713)

Increase (decrease) in net assets resulting from contract transactions	(38,359)	17,648	1,477,260	192,239	513,529	(695,211)

Total increase (decrease) in net assets	(49,894)	87,324	1,414,629	146,769	539,889	49,789

NET ASSETS:
Beginning of period	655,459	568,135	6,619,807	6,473,038	6,028,912	5,979,123

End of period	$605,565	$655,459	$8,034,436	$6,619,807	$6,568,801	$6,028,912

CHANGES IN UNITS OUTSTANDING:
Units issued	7,080	9,978	601,904	1,011,355	91,349	47,205
Units redeemed	(10,961)	(4,816)	(511,080)	(959,595)	(33,410)	(90,233)

Net increase (decrease)	(3,881)	5,162	90,824	51,760	57,939	(43,028)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	SELIGMAN COMMUNICATIONS & INFORMATION PORTFOLIO		SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
	2011	2010	2011	2010	2011	2010
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(65)	$(562)	$4,173	$2,327	$1,761	$874
Net realized gain (loss)	11,292	5,229	242	4,149	(413)	840
Change in net unrealized appreciation (depreciation) on investments	(10,140)	(3,671)	5,430	(4,514)	(693)	15,837

Increase in net assets resulting from operations	1,087	996	9,845	1,962	655	17,551

CONTRACT TRANSACTIONS:
Purchase payments received		300
Transfers for contract benefits and terminations			(11,022)	(5,413)	(811)
Net transfers	(42,047)	(26,092)	83,091	65,761	74,883	92,711
Contract maintenance charges		(1)				(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(42,047)	(25,793)	72,069	60,348	74,072	92,710

Total increase (decrease) in net assets	(40,960)	(24,797)	81,914	62,310	74,727	110,261

NET ASSETS:
Beginning of period	40,960	65,757	74,647	12,337	111,912	1,651

End of period	$0	$40,960	$156,561	$74,647	$186,639	$111,912

CHANGES IN UNITS OUTSTANDING:
Units issued		15,407	11,047	8,213	5,682	8,475
Units redeemed	(3,390)	(18,214)	(4,610)	(2,764)	(701)	(884)

Net increase (decrease)	(3,390)	(2,807)	6,437	5,449	4,981	7,591

(1)	For the period January 1, 2011 to March 14, 2011

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE MID CAP GROWTH FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(480)	$(330)	$3,195	$13,177	$(35)	$(76)
Net realized gain (loss)	6,008	613	11,123	(20,310)	1,820	1,106
Change in net unrealized appreciation (depreciation) on investments	(4,780)	11,063	(93,599)	61,426	(1,494)	1,126

Increase (decrease) in net assets resulting from operations	748	11,346	(79,281)	54,293	291	2,156

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(245)	(4,789)	(11,947)	(45,484)	(834)
Net transfers	2,452	6,971	(41,288)	(117,730)	(15,770)	14,888
Contract maintenance charges		(4)	(13)	(54)		(1)
Adjustments to net assets allocated to contracts in payout phase			3,510	(5,921)

Increase (decrease) in net assets resulting from contract transactions	2,207	2,178	(49,738)	(169,189)	(16,604)	14,887

Total increase (decrease) in net assets	2,955	13,524	(129,019)	(114,896)	(16,313)	17,043

NET ASSETS:
Beginning of period	64,054	50,530	407,141	522,037	18,732	1,689

End of period	$67,009	$64,054	$278,122	$407,141	$2,419	$18,732

CHANGES IN UNITS OUTSTANDING:
Units issued	1,046	486	258			1,920
Units redeemed	(957)	(360)	(6,045)	(21,793)	(1,009)	(866)

Net increase (decrease)	89	126	(5,787)	(21,793)	(1,009)	1,054

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS
	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL BOND FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2011	2010	2011	2010	2011	2010
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$204	$12,974	$44,382	$3,279	$1,017	$(858)
Net realized gain (loss)	(57,607)	(141,840)	8,502	2,071	3,645	(38)
Change in net unrealized appreciation (depreciation) on investments	102,629	382,553	(5,833)	21,623	(54,827)	47,134

Increase (decrease) in net assets resulting from operations	45,226	253,687	47,051	26,973	(50,165)	46,238

CONTRACT TRANSACTIONS:
Purchase payments received					1,100	700
Transfers for contract benefits and terminations	(92,150)	(6,769)	(15,393)	(7,736)
Net transfers	(6,478)	(64,981)	134,323	411,277	38,967	218,141
Contract maintenance charges	(14)	(85)	(8)	(23)
Adjustments to net assets allocated to contracts in payout phase	6,572	2,102	0

Increase (decrease) in net assets resulting from contract transactions	(92,070)	(69,733)	118,922	403,518	40,067	218,841

Total increase (decrease) in net assets	(46,844)	183,954	165,973	430,491	(10,098)	265,079

NET ASSETS:
Beginning of period	1,060,599	876,645	609,658	179,167	265,079	0

End of period	$1,013,755	$1,060,599	$775,631	$609,658	$254,981	$265,079

CHANGES IN UNITS OUTSTANDING:
Units issued	4,956	1,423	21,122	41,051	2,496	15,347
Units redeemed	(8,304)	(4,768)	(11,245)	(4,373)

Net increase (decrease)	(3,348)	(3,345)	9,877	36,678	2,496	15,347

(1)	For the period January 7, 2010 to December 31, 2010.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(302)	$(121)	$(1,538)	$(100)	$(332)	$1,109
Net realized gain (loss)	2,182	7,166	2,939	19,390	(1,229)	(4,029)
Change in net unrealized appreciation (depreciation) on investments	(3,239)	(2,826)	(16,011)	23,277	(13,959)	30,888

Increase (decrease) in net assets resulting from operations	(1,359)	4,219	(14,610)	42,567	(15,520)	27,968

CONTRACT TRANSACTIONS:
Purchase payments received	1,100	700	1,500
Transfers for contract benefits and terminations			(6,846)	(21,221)	(853)	(8,753)
Net transfers	(11,511)	11,207	6,469	(2,305)	(1,271)	(1,000)
Contract maintenance charges			(3)	(16)		(15)
Adjustments to net assets allocated to contracts in payout phase			4,078	(7,977)

Increase (decrease) in net assets resulting from contract transactions	(10,411)	11,907	5,198	(31,519)	(2,124)	(9,768)

Total increase (decrease) in net assets	(11,770)	16,126	(9,412)	11,048	(17,644)	18,200

NET ASSETS:
Beginning of period	45,438	29,312	210,164	199,116	194,158	175,958

End of period	$33,668	$45,438	$200,752	$210,164	$176,514	$194,158

CHANGES IN UNITS OUTSTANDING:
Units issued	775	4,290	1,405	2,094
Units redeemed	(1,810)	(3,746)	(1,080)	(6,401)	(144)	(680)

Net increase (decrease)	(1,035)	544	325	(4,307)	(144)	(680)

The accompanying notes are an integral part of these financial statements.					(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2011

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of First Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2011, the only investments of each of the Investment Divisions of the Series Account were in underlying registered investment companies that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Series Account may involve certain risks including, but not limited to, those described below.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Investment Divisions. These events may have adverse effects on the Investment Divisions such as a decline in the value and liquidity of many securities held by the Investment Divisions, and a decrease in net asset value.

The Investment Divisions investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the Investment Divisions to be subject to larger short-term declines in value.

The Investment Divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Investment Divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Series Account may have Investment Divisions that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Investment Divisions may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Investment Divisions may invest in securities of governmental agencies. Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Series Account adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Series Account’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Series Account will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Series Account is evaluating the impact, if any, of ASU No. 2011-04 on financial statements and related disclosures.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

Investment Division	Purchases	Sales

Alger Large Cap Growth Portfolio	$31,493	$67,498
Alger Mid Cap Growth Portfolio	4,445	70,849
AllianceBernstein VPS Growth & Income Portfolio	415	273
AllianceBernstein VPS Growth Portfolio	7	3,424
AllianceBernstein VPS International Growth Portfolio	49,103	200,649
AllianceBernstein VPS International Value Portfolio	10,944	30,972
AllianceBernstein VPS Real Estate Investment Portfolio	56,628	11,463
AllianceBernstein VPS Small/Mid Cap Value Portfolio	31,147	57,548
American Century VP Balanced Fund	101,551	143,750
American Century VP Income & Growth Fund	648	266
American Century VP International Fund	3,753	40,203
American Century VP Mid Cap Value Fund	43,033	919
American Century VP Value Fund	161,987	103,901
Columbia Variable Portfolio - Marsico 21st Century Fund	43,933	51,501
Columbia Variable Portfolio - Seligman Global Technology Fund	32,880	4,858
Columbia Variable Portfolio - Small Cap Value Fund	43,215	128,768
Delaware VIP Small Cap Value Series	53,239	29,185
Delaware VIP Smid Cap Growth Series	363,257	252,375
Dreyfus IP Midcap Stock Portfolio	271	471
Dreyfus VIF Appreciation Portfolio	210,804	115,740
Dreyfus VIF Growth & Income Portfolio	688	676
DWS Blue Chip VIP Portfolio	1,632	12,353
DWS Capital Growth VIP Portfolio	276,701	94,708
DWS Dreman Small Mid Cap Value VIP Portfolio	83,845	50,169
DWS Growth & Income VIP Portfolio	1,697	6,748
DWS Health Care VIP Portfolio	55,786	182,652
DWS Large Cap Value VIP Portfolio	72,976	123,359
DWS Small Cap Index VIP Portfolio	61,072	77,907
DWS Strategic Value VIP Portfolio	594	38,506
Federated Capital Appreciation Fund II	1,449	12,096
Federated Fund for U.S. Government Securities II	492,557	517,594
Federated Managed Volatility Fund II	2,318	513
Franklin Small Cap Value Securities Fund	5,265	14,245
Franklin Templeton Foreign Securities Fund	87,808	81,295
Invesco V.I. Core Equity Fund	1,633	15,634
Invesco V.I. High Yield Fund	5,564	687
Invesco V.I. International Growth Fund	136,121	99,744
Invesco V.I. Mid Cap Core Equity Fund	17,933	19,663
Invesco V.I. Small Cap Equity Fund	141,053	107,998
Invesco V.I. Technology Fund	535	7,008
Invesco Van Kampen VI ComStock Fund	12,887	11,542
Invesco Van Kampen VI Growth & Income Fund	30,710	137,478
Janus Aspen Balanced Portfolio Institutional Shares	42,446	267,056
Janus Aspen Balanced Portfolio Service Shares	200,012	768,227
Janus Aspen Flexible Bond Portfolio Institutional Shares	59,964	47,452
Janus Aspen Flexible Bond Portfolio Service Shares	568,948	927,240
Janus Aspen Janus Portfolio	1,245	59,696
Janus Aspen Overseas Portfolio Institutional Shares	6,418	23,617
Janus Aspen Overseas Portfolio Service Shares	119,724	192,310
Janus Aspen Worldwide Portfolio	2,272	92,516
Lazard Retirement Emerging Markets Equity Series Portfolio	163,215	197,258
LVIP Baron Growth Opportunities Fund	40,288	56,798
MFS International Value Fund	143,892	84,686

Investment Division	Purchases	Sales
MFS Utilities Fund	$77,706	$83,249
Neuberger Berman AMT Regency Portfolio	91	5,007
NVIT Mid Cap Index Fund	67,579	57,590
Oppenheimer Global Securities Fund/VA	153,289	177,722
Oppenheimer International Growth Fund/VA	2,433	766
Pimco VIT High Yield Portfolio	693,513	1,520,150
Pimco VIT Low Duration Portfolio	683,835	559,585
Pimco VIT Total Return Portfolio	918,680	791,238
Pioneer Emerging Markets VCT Portfolio	1	48
Pioneer Fund VCT Portfolio	52,532	10,646
Pioneer Growth Opportunities VCT Portfolio	-	14,537
Pioneer Mid Cap Value VCT Portfolio	8,204	76,546
Prudential Series Fund Equity Portfolio	26,388	27,217
Prudential Series Fund Natural Resources Portfolio	86,134	33,102
Putnam VT American Government Income IB Portfolio	39,282	29
Putnam VT Equity Income IB Portfolio	65,674	992
Putnam VT Global Health Care IB Portfolio	58,812	179
Royce Small-Cap Portfolio	37,715	79,621
Schwab Markettrack Growth Portfolio II	91,339	123,902
Schwab Money Market Portfolio	6,798,979	5,396,589
Schwab S&P 500 Index Portfolio	1,147,314	580,336
Seligman Communications & Information Portfolio	-	42,115
Sentinel Variable Products Bond Fund	131,358	54,046
Sentinel Variable Products Common Stock Fund	86,815	10,978
Sentinel Variable Products Small Company Fund	18,890	15,503
Third Avenue Value Portfolio	6,050	56,112
Touchstone Mid Cap Growth Fund	9	16,648
Universal Institutional Fund U.S. Real Estate Portfolio	151,239	249,681
Van Eck VIP Global Bond Fund	318,886	142,792
Van Eck VIP Global Hard Assets Fund	46,340	1,825
Wells Fargo Advantage VT Discovery Fund	9,569	20,283
Wells Fargo Advantage VT Opportunity Fund	13,290	13,709
Wells Fargo Advantage VT Small Cap Value Fund	1,239	3,697

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity contract and Schwab OneSource Annuity contract any applicable state premium tax or retaliatory tax, which currently range from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%, and an amount, computed and accrued daily, from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the benefit option chosen. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by Investment Division. For each Investment Division available to Schwab Select Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding. For each Investment Division available to Schwab OneSource Annuity contracts, the accumulation units outstanding, net assets, investment income ratio, and the range of the lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Schwab OneSource Annuity contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions of the Schwab OneSource Annuity contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest			Total Return
Schwab OneSource Annuity:			(a)		(b)							(a)		(b)

INVESTMENT DIVISIONS

ALGER LARGE CAP GROWTH PORTFOLIO
(Effective date 05/01/2008)
2011	1		$9.42	to	$9.49	$9		1.08%	0.65%	to	0.85%	(1.15) %	to	(0.94) %
2010	3		$9.53	to	$9.58	$33		0.48%	0.65%	to	0.85%	12.38%	to	12.57%
2009	1		$8.48	to	$8.51	$8		0.38%	0.65%	to	0.85%	46.21%	to	46.72%
2008	0	*	$5.80	to	$5.80	$0	*	0.00%	0.65%	to	0.65%	(42.00) %	to	(42.00) %
ALGER MID CAP GROWTH PORTFOLIO
(Effective date 05/01/2008)
2011	2		$7.74	to	$7.74	$14		0.42%	0.85%	to	0.85%	(9.05) %	to	(9.05) %
2010	9		$8.51	to	$8.56	$75		0.00%	0.65%	to	0.85%	18.36%	to	18.72%
2009	9		$7.19	to	$7.21	$63		0.00%	0.65%	to	0.85%	50.42%	to	50.84%
2008	3		$4.78	to	$4.78	$15		0.00%	0.85%	to	0.85%	(52.20) %	to	(52.20) %
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
(Effective date 05/01/2008)
2011	19		$6.77	to	$6.82	$127		3.13%	0.65%	to	0.85%	(16.52) %	to	(16.32) %
2010	22		$8.11	to	$8.15	$176		2.22%	0.65%	to	0.85%	11.86%	to	12.10%
2009	20		$7.25	to	$7.27	$146		5.08%	0.65%	to	0.85%	38.36%	to	38.74%
2008	7		$5.24	to	$5.24	$35		0.00%	0.65%	to	0.85%	(47.60) %	to	(47.60) %
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2008)
2011	17		$5.30	to	$5.34	$89		3.98%	0.65%	to	0.85%	(19.94) %	to	(19.82) %
2010	18		$6.62	to	$6.66	$121		2.90%	0.65%	to	0.85%	3.60%	to	3.90%
2009	28		$6.39	to	$6.41	$180		1.37%	0.65%	to	0.85%	33.68%	to	33.82%
2008	10		$4.78	to	$4.79	$47		0.00%	0.65%	to	0.85%	(52.20) %	to	(52.10) %
ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO
(Effective date 05/01/2008)
2011	16		$10.15	to	$10.23	$162		1.35%	0.65%	to	0.85%	8.09%	to	8.37%
2010	13		$9.39	to	$9.44	$120		1.05%	0.65%	to	0.85%	25.20%	to	25.53%
2009	7		$7.50	to	$7.52	$55		3.10%	0.65%	to	0.85%	28.42%	to	28.55%
2008	5		$5.84	to	$5.85	$29		0.00%	0.65%	to	0.85%	(41.60) %	to	(41.50) %
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
(Effective date 02/18/2009)
2011	7		$10.16	to	$10.16	$70		0.44%	0.65%	to	0.65%	(8.96) %	to	(8.96) %
2010	7		$11.10	to	$11.16	$74		0.42%	0.65%	to	0.85%	25.85%	to	26.10%
2009	5		$8.82	to	$8.85	$42		1.23%	0.65%	to	0.85%	(11.80) %	to	(11.50) %
AMERICAN CENTURY VP BALANCED FUND
(Effective date 05/01/2008)
2011	12		$10.61	to	$10.69	$128		1.91%	0.65%	to	0.85%	4.43%	to	4.70%
2010	12		$10.16	to	$10.21	$122		1.96%	0.65%	to	0.85%	10.68%	to	10.86%
2009	7		$9.18	to	$9.21	$62		3.98%	0.65%	to	0.85%	14.46%	to	14.69%
2008	3		$8.02	to	$8.03	$25		0.00%	0.65%	to	0.85%	(19.80) %	to	(19.70) %
AMERICAN CENTURY VP INCOME & GROWTH FUND
(Effective date 05/01/2008)
2011	4		$9.25	to	$9.25	$41		1.58%	0.65%	to	0.65%	2.44%	to	2.44%
2010	4		$8.98	to	$9.03	$40		1.25%	0.65%	to	0.85%	13.10%	to	13.44%
2009	4		$7.94	to	$7.96	$29		3.72%	0.65%	to	0.85%	17.11%	to	17.23%
AMERICAN CENTURY VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2011	7		$15.27	to	$15.27	$107		1.32%	0.65%	to	0.65%	(1.48) %	to	(1.48) %
2010	5		$15.45	to	$15.50	$70		2.11%	0.65%	to	0.85%	18.03%	to	18.23%
2009	5		$13.09	to	$13.11	$59		0.71%	0.65%	to	0.85%	30.90%	to	31.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31							For the year or period ended December 31
	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio lowest to highest			Total Return
Schwab OneSource Annuity:			(a)		(b)							(a)		(b)

INVESTMENT DIVISIONS

AMERICAN CENTURY VP VALUE FUND
(Effective date 05/01/2008)
2011	30		$9.83	to	$9.90	$300		2.12%	0.65%	to	0.85%	0.20%	to	0.41%
2010	22		$9.81	to	$9.86	$214		2.33%	0.65%	to	0.85%	12.50%	to	12.69%
2009	16		$8.72	to	$8.75	$136		3.31%	0.65%	to	0.85%	18.80%	to	19.05%
2008	3		$7.34	to	$7.35	$21		0.00%	0.65%	to	0.85%	(26.60) %	to	(26.50) %
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2011	2		$9.26	to	$9.27	$14		0.00%	0.65%	to	0.85%	(7.40) %	to	(7.30) %
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2011	2		$14.82	to	$14.82	$22		0.75%	0.65%	to	0.65%	(6.73) %	to	(6.73) %
2010	3		$15.84	to	$15.89	$47		0.89%	0.65%	to	0.85%	25.42%	to	25.61%
2009	3		$12.63	to	$12.65	$32		0.00%	0.65%	to	0.85%	26.30%	to	26.50%
DELAWARE VIP SMALL CAP VALUE SERIES
(Effective date 05/01/2008)
2011	4		$11.47	to	$11.55	$47		0.51%	0.65%	to	0.85%	(2.13) %	to	(2.04) %
2010	4		$11.72	to	$11.79	$47		0.57%	0.65%	to	0.85%	31.10%	to	31.44%
2009	3		$8.94	to	$8.97	$26		0.82%	0.65%	to	0.85%	30.70%	to	30.95%
2008	1		$6.84	to	$6.85	$5		0.00%	0.65%	to	0.85%	(31.60) %	to	(31.50) %
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2008)
2011	14		$13.27	to	$13.37	$190		0.87%	0.65%	to	0.85%	7.19%	to	7.48%
2010	5		$12.38	to	$12.44	$65		0.00%	0.65%	to	0.85%	35.15%	to	35.36%
2009	4		$9.16	to	$9.19	$32		0.00%	0.65%	to	0.85%	44.25%	to	44.72%
2008	2		$6.35	to	$6.35	$15		0.00%	0.85%	to	0.85%	(36.50) %	to	(36.50) %
DREYFUS VIF APPRECIATION PORTFOLIO
(Effective date 05/01/2008)
2011	35		$10.89	to	$10.97	$379		1.63%	0.65%	to	0.85%	8.04%	to	8.29%
2010	28		$10.08	to	$10.13	$287		1.86%	0.65%	to	0.85%	14.42%	to	14.59%
2009	23		$8.81	to	$8.84	$200		0.92%	0.65%	to	0.85%	21.35%	to	21.76%
2008	0	*	$7.26	to	$7.26	$0	*	0.00%	0.65%	to	0.65%	(27.40) %	to	(27.40) %
DWS BLUE CHIP VIP PORTFOLIO
(Effective date 02/18/2009)
2011	1		$9.57	to	$9.57	$10		1.08%	0.65%	to	0.65%	(1.14) %	to	(1.14) %
2010	1		$9.63	to	$9.68	$11		1.45%	0.65%	to	0.85%	12.90%	to	13.08%
DWS CAPITAL GROWTH VIP PORTFOLIO
(Effective date 02/11/2009)
2011	28		$9.27	to	$9.34	$259		0.59%	0.65%	to	0.85%	(5.31) %	to	(5.08) %
2010	17		$9.79	to	$9.84	$166		0.58%	0.65%	to	0.85%	15.72%	to	15.90%
2009	0	*	$8.46	to	$8.49	$0	*	0.00%	0.65%	to	0.85%	(15.40) %	to	(15.10) %
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
(Effective date 05/01/2008)
2011	15		$10.12	to	$10.19	$152		1.05%	0.65%	to	0.85%	(6.81) %	to	(6.68) %
2010	16		$10.86	to	$10.92	$170		1.32%	0.65%	to	0.85%	22.02%	to	22.28%
2009	16		$8.90	to	$8.93	$143		0.64%	0.65%	to	0.85%	28.61%	to	29.05%
2008	3		$6.92	to	$6.92	$20		0.00%	0.85%	to	0.85%	(30.80) %	to	(30.80) %
DWS LARGE CAP VALUE VIP PORTFOLIO
(Effective date 05/01/2008)
2011	1		$8.71	to	$8.71	$5		2.31%	0.65%	to	0.65%	(0.80) %	to	(0.80) %
2010	3		$8.73	to	$8.78	$28		3.68%	0.65%	to	0.85%	9.81%	to	10.03%
2009	7		$7.95	to	$7.98	$56		0.06%	0.65%	to	0.85%	24.22%	to	24.69%
2008	0	*	$6.40	to	$6.40	$0	*	0.00%	0.65%	to	0.65%	(36.00) %	to	(36.00) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31						For the year or period ended December 31
	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
Schwab OneSource Annuity:			(a)		(b)						(a)		(b)

INVESTMENT DIVISIONS

DWS SMALL CAP INDEX VIP PORTFOLIO
(Effective date 05/01/2008)
2011	8		$10.24	to	$10.32	$83	0.90%	0.65%	to	0.85%	(5.27) %	to	(4.97) %
2010	8		$10.81	to	$10.86	$86	1.01%	0.65%	to	0.85%	25.41%	to	25.55%
2009	8		$8.62	to	$8.65	$65	1.26%	0.65%	to	0.85%	25.29%	to	25.73%
2008	1		$6.88	to	$6.88	$5	0.00%	0.65%	to	0.65%	(31.20) %	to	(31.20) %
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
(Effective date 05/01/2008)
2011	41		$11.62	to	$11.70	$483	3.10%	0.65%	to	0.85%	4.87%	to	5.03%
2010	30		$11.08	to	$11.14	$338	3.71%	0.65%	to	0.85%	4.33%	to	4.50%
2009	38		$10.62	to	$10.66	$405	2.31%	0.65%	to	0.85%	4.32%	to	4.51%
2008	5		$10.18	to	$10.20	$51	0.00%	0.65%	to	0.85%	1.80%	to	2.00%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Effective date 05/01/2008)
2011	4		$10.14	to	$10.22	$39	0.68%	0.65%	to	0.85%	(4.61) %	to	(4.31) %
2010	5		$10.63	to	$10.68	$48	0.71%	0.65%	to	0.85%	27.15%	to	27.29%
2009	4		$8.36	to	$8.39	$31	0.67%	0.65%	to	0.85%	28.02%	to	28.48%
2008	1		$6.53	to	$6.53	$9	0.00%	0.85%	to	0.85%	(34.70) %	to	(34.70) %
FRANKLIN TEMPLETON FOREIGN SECURITIES FUND
(Effective date 04/30/2010)
2011	7		$9.60	to	$9.60	$64	1.61%	0.65%	to	0.65%	(11.28) %	to	(11.28) %
2010	6		$10.80	to	$10.82	$63	1.88%	0.65%	to	0.85%	8.00%	to	8.20%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 05/01/2008)
2011	24		$8.67	to	$8.73	$210	1.40%	0.65%	to	0.85%	(7.57) %	to	(7.42) %
2010	17		$9.38	to	$9.43	$161	2.72%	0.65%	to	0.85%	11.93%	to	12.13%
2009	13		$8.38	to	$8.41	$106	1.96%	0.65%	to	0.85%	33.87%	to	34.35%
2008	1		$6.26	to	$6.26	$5	0.74%	0.65%	to	0.65%	(37.40) %	to	(37.40) %
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2011	0	*	$13.11	to	$13.11	$4	0.06%	0.85%	to	0.85%	(7.15) %	to	(7.15) %
2010	0	*	$14.12	to	$14.17	$5	0.37%	0.65%	to	0.85%	13.14%	to	13.36%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2011	2		$15.30	to	$15.30	$36	0.00%	0.85%	to	0.85%	(1.61) %	to	(1.61) %
2010	1		$15.55	to	$15.60	$20	0.00%	0.65%	to	0.85%	27.46%	to	27.76%
2009	1		$12.20	to	$12.21	$10	0.16%	0.65%	to	0.85%	22.00%	to	22.10%
INVESCO VAN KAMPEN VI COMSTOCK FUND
(Effective date 02/18/2009)
2011	5		$9.46	to	$9.46	$45	1.60%	0.85%	to	0.85%	(2.67) %	to	(2.67) %
2010	5		$9.72	to	$9.77	$46	0.13%	0.65%	to	0.85%	15.03%	to	15.21%
2009	3		$8.45	to	$8.48	$23	1.67%	0.65%	to	0.85%	(15.50) %	to	(15.20) %
INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
(Effective date 02/18/2009)
2011	12		$9.35	to	$9.42	$116	1.26%	0.65%	to	0.85%	(2.81) %	to	(2.59) %
2010	13		$9.62	to	$9.67	$122	0.08%	0.65%	to	0.85%	11.60%	to	11.79%
2009	8		$8.62	to	$8.65	$67	3.69%	0.65%	to	0.85%	(13.80) %	to	(13.50) %
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2008)
2011	44		$11.09	to	$11.18	$494	2.38%	0.65%	to	0.85%	0.45%	to	0.72%
2010	45		$11.04	to	$11.10	$503	2.52%	0.65%	to	0.85%	7.18%	to	7.45%
2009	18		$10.30	to	$10.33	$191	1.54%	0.65%	to	0.85%	24.55%	to	24.91%
2008	1		$8.27	to	$8.27	$10	1.15%	0.85%	to	0.85%	(17.30) %	to	(17.30) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
Schwab OneSource Annuity:		(a)		(b)						(a)		(b)

INVESTMENT DIVISIONS

JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2008)
2011	54	$12.93	to	$13.02	$702	6.83%	0.65%	to	0.85%	5.55%	to	5.68%
2010	46	$12.25	to	$12.32	$561	5.78%	0.65%	to	0.85%	6.80%	to	7.04%
2009	30	$11.47	to	$11.51	$342	4.85%	0.65%	to	0.85%	12.01%	to	12.29%
2008	3	$10.24	to	$10.25	$34	2.25%	0.65%	to	0.85%	2.40%	to	2.50%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2011	19	$14.48	to	$14.56	$274	1.81%	0.65%	to	0.85%	(18.70) %	to	(18.52) %
2010	21	$17.81	to	$17.87	$366	2.14%	0.65%	to	0.85%	21.65%	to	21.90%
2009	4	$14.64	to	$14.66	$61	3.02%	0.65%	to	0.85%	46.40%	to	46.60%
LVIP BARON GROWTH OPPORTUNITIES FUND
(Effective date 02/18/2009)
2011	18	$10.98	to	$11.06	$200	0.00%	0.65%	to	0.85%	3.20%	to	3.36%
2010	19	$10.64	to	$10.70	$199	0.00%	0.65%	to	0.85%	25.32%	to	25.59%
2009	17	$8.49	to	$8.52	$148	0.00%	0.65%	to	0.85%	(15.10) %	to	(14.80) %
MFS INTERNATIONAL VALUE FUND
(Effective date 05/01/2009)
2011	21	$13.77	to	$13.84	$295	1.10%	0.65%	to	0.85%	(2.62) %	to	(2.40) %
2010	19	$14.14	to	$14.18	$264	1.16%	0.65%	to	0.85%	7.86%	to	8.08%
2009	4	$13.11	to	$13.12	$46	0.00%	0.65%	to	0.85%	31.10%	to	31.20%
MFS UTILITIES FUND
(Effective date 05/01/2008)
2011	3	$9.89	to	$9.96	$29	3.00%	0.65%	to	0.85%	5.66%	to	5.84%
2010	2	$9.36	to	$9.41	$22	1.91%	0.65%	to	0.85%	12.50%	to	12.69%
2009	1	$8.32	to	$8.35	$8	4.54%	0.65%	to	0.85%	31.65%	to	32.12%
2008	1	$6.32	to	$6.32	$6	0.00%	0.65%	to	0.65%	(36.80) %	to	(36.80) %
NVIT MID CAP INDEX FUND
(Effective date 05/01/2008)
2011	6	$10.35	to	$10.43	$66	0.69%	0.65%	to	0.85%	(3.54) %	to	(3.25) %
2010	6	$10.73	to	$10.78	$59	1.02%	0.65%	to	0.85%	24.91%	to	25.06%
2009	6	$8.59	to	$8.62	$55	0.46%	0.65%	to	0.85%	35.28%	to	35.75%
2008	1	$6.35	to	$6.35	$8	0.53%	0.85%	to	0.85%	(36.50) %	to	(36.50) %
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Effective date 02/18/2009)
2011	4	$8.99	to	$9.06	$37	0.96%	0.65%	to	0.85%	(9.10) %	to	(8.85) %
2010	1	$9.89	to	$9.94	$15	1.34%	0.65%	to	0.85%	15.00%	to	15.18%
2009	3	$8.60	to	$8.63	$29	0.00%	0.65%	to	0.85%	(14.00) %	to	(13.70) %
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
(Effective date 05/01/2008)
2011	8	$8.57	to	$8.63	$65	0.95%	0.65%	to	0.85%	(7.95) %	to	(7.80) %
2010	7	$9.31	to	$9.36	$69	1.07%	0.65%	to	0.85%	13.81%	to	14.01%
2009	11	$8.18	to	$8.21	$94	1.34%	0.65%	to	0.85%	37.94%	to	38.45%
2008	2	$5.93	to	$5.93	$15	0.00%	0.85%	to	0.85%	(40.70) %	to	(40.70)
PIMCO VIT HIGH YIELD PORTFOLIO
(Effective date 05/01/2008)
2011	30	$12.08	to	$12.17	$358	6.97%	0.65%	to	0.85%	2.55%	to	2.70%
2010	23	$11.78	to	$11.85	$276	7.21%	0.65%	to	0.85%	13.49%	to	13.72%
2009	12	$10.38	to	$10.42	$125	7.99%	0.65%	to	0.85%	38.96%	to	39.30%
2008	4	$7.47	to	$7.48	$29	0.91%	0.65%	to	0.85%	(25.30) %	to	(25.20) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31						For the year or period ended December 31
	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
Schwab OneSource Annuity:			(a)		(b)						(a)		(b)

INVESTMENT DIVISIONS

PIMCO VIT LOW DURATION PORTFOLIO
(Effective date 05/01/2008)
2011	83		$11.44	to	$11.52	$958	1.67%	0.65%	to	0.85%	0.26%	to	0.44%
2010	66		$11.41	to	$11.47	$759	1.71%	0.65%	to	0.85%	4.39%	to	4.56%
2009	20		$10.93	to	$10.97	$220	3.20%	0.65%	to	0.85%	12.22%	to	12.63%
2008	3		$9.74	to	$9.74	$34	1.01%	0.65%	to	0.65%	(2.60) %	to	(2.60) %
PIMCO VIT TOTAL RETURN PORTFOLIO
(Effective date 05/01/2008)
2011	103		$12.49	to	$12.59	$1,290	2.63%	0.65%	to	0.85%	2.71%	to	2.94%
2010	87		$12.16	to	$12.23	$1,057	2.43%	0.65%	to	0.85%	7.23%	to	7.47%
2009	39		$11.34	to	$11.38	$443	4.40%	0.65%	to	0.85%	13.06%	to	13.23%
2008	4		$10.03	to	$10.05	$38	0.97%	0.65%	to	0.85%	0.30%	to	0.50%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2011	1		$6.62	to	$6.62	$5	0.00%	0.85%	to	0.85%	(24.26) %	to	(24.26) %
2010	1		$8.74	to	$8.79	$6	0.03%	0.65%	to	0.85%	14.55%	to	14.90%
2009	9		$7.63	to	$7.65	$71	0.86%	0.65%	to	0.85%	72.62%	to	73.08%
2008	1		$4.42	to	$4.42	$3	0.00%	0.85%	to	0.85%	(55.80) %	to	(55.80) %
PIONEER FUND VCT PORTFOLIO
(Effective date 02/18/2009)
2011	14		$9.03	to	$9.09	$126	1.67%	0.65%	to	0.85%	(5.05) %	to	(4.92) %
2010	10		$9.51	to	$9.56	$98	1.35%	0.65%	to	0.85%	14.99%	to	15.18%
2009	12		$8.27	to	$8.30	$99	0.94%	0.65%	to	0.85%	(17.30) %	to	(17.00) %
PIONEER MID CAP VALUE VCT PORTFOLIO
(Effective date 02/18/2009)
2011	0	*	$9.26	to	$9.26	$4	0.64%	0.85%	to	0.85%	(6.65) %	to	(6.65) %
2010	0	*	$9.92	to	$9.97	$3	0.84%	0.65%	to	0.85%	16.98%	to	17.16%
2009	2		$8.48	to	$8.51	$15	0.00%	0.65%	to	0.85%	(15.20) %	to	(14.90) %
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
(Effective date 05/01/2009)
2011	2		$13.90	to	$13.98	$32	0.08%	0.65%	to	0.85%	(4.66) %	to	(4.44) %
2010	1		$14.58	to	$14.63	$13	0.00%	0.65%	to	0.85%	10.54%	to	10.75%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2011	4		$14.51	to	$14.61	$56	0.00%	0.65%	to	0.85%	(20.06) %	to	(19.86) %
2010	1		$18.15	to	$18.23	$20	0.07%	0.65%	to	0.85%	26.30%	to	26.69%
2009	1		$14.37	to	$14.39	$10	0.00%	0.65%	to	0.85%	43.70%	to	43.90%
PUTNAM VT AMERICAN GOVERNMENT INCOME IB PORTFOLIO
(Effective date 04/30/2010)
2011	4		$10.84	to	$10.87	$39	0.00%	0.65%	to	0.85%	5.96%	to	6.05%
PUTNAM VT EQUITY INCOME IB PORTFOLIO
(Effective date 04/30/2010)
2011	6		$10.75	to	$10.75	$59	0.00%	0.65%	to	0.65%	1.22%	to	1.22%
PUTNAM VT GLOBAL HEALTH CARE IB PORTFOLIO
(Effective date 05/02/2011)
2011	6		$8.57	to	$8.58	$53	0.00%	0.65%	to	0.85%	(14.30) %	to	(14.20) %
ROYCE SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2011	11		$14.93	to	$15.01	$165	0.30%	0.65%	to	0.85%	(4.42) %	to	(4.21) %
2010	11		$15.62	to	$15.67	$168	0.16%	0.65%	to	0.85%	19.24%	to	19.53%
2009	7		$13.10	to	$13.11	$87	0.00%	0.65%	to	0.85%	31.00%	to	31.10%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
Schwab OneSource Annuity:		(a)		(b)						(a)		(b)

INVESTMENT DIVISIONS

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
(Effective date 02/18/2009)
2011	13	$9.54	to	$9.61	$120	1.66%	0.65%	to	0.85%	(1.75) %	to	(1.64) %
2010	16	$9.71	to	$9.77	$158	3.04%	0.65%	to	0.85%	12.65%	to	12.95%
2009	7	$8.62	to	$8.65	$59	4.16%	0.65%	to	0.85%	(13.80) %	to	(13.50) %
SCHWAB MONEY MARKET PORTFOLIO
(Effective date 05/01/2008)
2011	130	$9.82	to	$9.89	$1,286	0.01%	0.65%	to	0.85%	(0.81) %	to	(0.70) %
2010	215	$9.90	to	$9.96	$2,138	0.01%	0.65%	to	0.85%	(0.80) %	to	(0.60) %
2009	67	$9.98	to	$10.02	$670	0.19%	0.65%	to	0.85%	(0.80) %	to	(0.50) %
2008	276	$10.06	to	$10.07	$2,775	0.71%	0.65%	to	0.85%	0.60%	to	0.70%
SCHWAB S&P 500 INDEX PORTFOLIO
(Effective date 05/01/2008)
2011	109	$9.40	to	$9.47	$1,030	2.03%	0.65%	to	0.85%	1.08%	to	1.28%
2010	36	$9.30	to	$9.35	$338	2.38%	0.65%	to	0.85%	13.69%	to	13.89%
2009	25	$8.18	to	$8.21	$205	4.12%	0.65%	to	0.85%	25.08%	to	25.34%
2008	4	$6.54	to	$6.55	$26	1.39%	0.65%	to	0.85%	(34.60) %	to	(34.50) %
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2011	10	$12.01	to	$12.01	$119	3.45%	0.65%	to	0.65%	6.38%	to	6.38%
2010	5	$11.25	to	$11.29	$58	4.91%	0.65%	to	0.85%	6.33%	to	6.61%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2011	5	$14.67	to	$14.75	$74	1.79%	0.65%	to	0.85%	1.24%	to	1.44%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2011	4	$15.90	to	$15.90	$64	0.00%	0.65%	to	0.65%	2.38%	to	2.38%
2010	4	$15.48	to	$15.53	$61	0.05%	0.65%	to	0.85%	22.66%	to	22.96%
2009	4	$12.62	to	$12.63	$44	0.40%	0.65%	to	0.85%	26.20%	to	26.30%
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2008)
2011	8	$7.31	to	$7.37	$57	1.79%	0.65%	to	0.85%	(21.99) %	to	(21.76) %
2010	8	$9.37	to	$9.42	$74	3.99%	0.65%	to	0.85%	13.03%	to	13.22%
2009	12	$8.29	to	$8.32	$98	0.00%	0.65%	to	0.85%	44.17%	to	44.70%
2008	3	$5.75	to	$5.75	$15	0.00%	0.85%	to	0.85%	(42.50) %	to	(42.50) %
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2011	23	$12.29	to	$12.36	$278	7.18%	0.65%	to	0.85%	7.15%	to	7.48%
2010	18	$11.47	to	$11.50	$207	1.41%	0.65%	to	0.85%	5.33%	to	5.50%
2009	3	$10.89	to	$10.90	$30	0.00%	0.65%	to	0.85%	8.90%	to	9.00%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2011	18	$14.22	to	$14.30	$255	1.03%	0.65%	to	0.85%	(17.42) %	to	(17.25) %
2010	15	$17.22	to	$17.28	$265	0.19%	0.65%	to	0.85%	27.56%	to	27.91%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
(Effective date 05/01/2008)
2011	3	$11.22	to	$11.30	$34	0.00%	0.65%	to	0.85%	(0.36) %	to	(0.18) %
2010	4	$11.26	to	$11.32	$45	0.00%	0.65%	to	0.85%	34.37%	to	34.60%
2009	3	$8.38	to	$8.41	$29	0.00%	0.65%	to	0.85%	39.20%	to	39.47%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
(Effective date 02/18/2009)
2011	1	$10.03	to	$10.10	$13	0.17%	0.65%	to	0.85%	(6.26) %	to	(6.13) %
2010	1	$10.70	to	$10.76	$9	0.46%	0.65%	to	0.85%	22.71%	to	22.97%
2009	1	$8.72	to	$8.75	$11	0.00%	0.65%	to	0.85%	(12.80) %	to	(12.50) %

* The Investment Division has units or amounts that round to less than 1,000 units or $1,000.

(a) The amounts in these columns are associated with the highest Expense Ratio.

(b) The amounts in these columns are associated with the lowest Expense Ratio.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

ALGER LARGE CAP GROWTH PORTFOLIO
2011	59	$18.22	$1,076	0.99%	0.85%	(1.19) %
2010	60	$18.44	$1,104	0.74%	0.85%	12.44%
2009	74	$16.40	$1,215	0.69%	0.85%	46.30%
2008	92	$11.21	$1,038	0.21%	0.85%	(46.59) %
2007	144	$20.99	$3,042	0.28%	0.85%	18.92%
ALGER MID CAP GROWTH PORTFOLIO
2011	20	$13.63	$270	0.33%	0.85%	(9.07) %
2010	20	$14.99	$306	0.00%	0.85%	18.36%
2009	23	$12.66	$296	0.00%	0.85%	50.36%
2008	39	$8.42	$325	0.15%	0.85%	(58.71) %
2007	66	$20.39	$1,346	0.00%	0.85%	30.45%
ALLIANCEBERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2011	3	$9.68	$32	1.32%	0.85%	5.33%
2010	3	$9.19	$30	0.00%	0.85%	12.19%
2009	11	$8.19	$91	4.68%	0.85%	19.74%
2008	13	$6.84	$87	1.44%	0.85%	(41.09) %
2007	16	$11.61	$186	1.31%	0.85%	4.22%
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO
2011	4	$9.59	$41	0.00%	0.85%	0.42%
2010	5	$9.55	$43	0.23%	0.85%	14.08%
2009	9	$8.37	$74	0.00%	0.85%	32.02%
2008	9	$6.34	$59	0.00%	0.85%	(42.93) %
2007	23	$11.11	$256	0.00%	0.85%	12.11%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2011	40	$11.79	$501	3.00%	0.85%	(16.56) %
2010	52	$14.13	$754	2.04%	0.85%	11.94%
2009	77	$12.62	$976	4.53%	0.85%	38.38%
2008	106	$9.12	$966	0.00%	0.85%	(49.28) %
2007	97	$17.98	$1,745	1.87%	0.85%	17.13%
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2011	20	$6.09	$140	4.01%	0.85%	(19.97) %
2010	23	$7.61	$188	2.30%	0.85%	3.71%
2009	52	$7.34	$385	0.83%	0.85%	33.70%
2008	99	$5.49	$542	1.05%	0.85%	(53.63) %
2007	94	$11.84	$1,118	1.41%	0.85%	4.96%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
2011	15		$10.92	$161	0.52%	0.85%	(9.15) %
2010	17		$12.02	$207	0.54%	0.85%	25.81%
2009	17		$9.55	$158	1.22%	0.85%	41.69%
2008	14		$6.74	$95	0.78%	0.85%	(36.17) %
2007	13		$10.56	$137	1.94%	0.85%	0.86%
AMERICAN CENTURY VP BALANCED FUND
2011	21		$14.19	$319	1.95%	0.85%	4.42%
2010	24		$13.59	$347	1.91%	0.85%	10.69%
2009	28		$12.28	$347	5.33%	0.85%	14.55%
2008	44		$10.72	$469	2.66%	0.85%	(21.00) %
2007	46		$13.57	$623	1.73%	0.85%	3.98%
AMERICAN CENTURY VP INTERNATIONAL FUND
2011	16		$14.85	$238	1.38%	0.85%	(12.75) %
2010	18		$17.02	$311	2.28%	0.85%	12.33%
2009	19		$15.15	$294	2.26%	0.85%	32.66%
2008	28		$11.42	$316	0.93%	0.85%	(45.31) %
2007	38		$20.88	$792	0.70%	0.85%	17.04%
AMERICAN CENTURY VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2011	1		$15.19	$9	1.20%	0.85%	(1.68) %
2010	1		$15.45	$9	2.24%	0.85%	18.22%
2009	0	*	$13.07	$2	0.00%	0.85%	30.70%
AMERICAN CENTURY VP VALUE FUND
2011	57		$14.36	$810	2.03%	0.85%	0.21%
2010	59		$14.33	$849	2.19%	0.85%	12.44%
2009	71		$12.74	$900	5.63%	0.85%	18.84%
2008	87		$10.72	$937	2.47%	0.85%	(27.42) %
2007	91		$14.77	$1,338	1.41%	0.85%	(5.92) %
COLUMBIA VARIABLE PORTFOLIO - MARSICO 21ST CENTURY FUND
(Effective date 05/01/2009)
2011	1		$13.46	$8	0.00%	0.85%	(12.88) %
2010	1		$15.45	$18	0.00%	0.85%	15.76%
2009	0	*	$13.35	$2	0.00%	0.85%	33.50%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2011	1		$9.26	$12	0.00%	0.85%	(7.40) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2011	3	$14.74	$56	0.51%	0.85%	(6.94) %
2010	8	$15.84	$128	1.31%	0.85%	25.43%
2009	2	$12.63	$26	0.00%	0.85%	26.30%
DELAWARE VIP SMALL CAP VALUE SERIES
2011	12	$19.33	$240	0.53%	0.85%	(2.18) %
2010	11	$19.76	$224	0.77%	0.85%	31.17%
2009	17	$15.06	$254	0.97%	0.85%	30.62%
2008	27	$11.53	$309	0.73%	0.85%	(30.46) %
2007	33	$16.58	$548	0.57%	0.85%	(7.43) %
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2006)
2011	11	$13.49	$150	1.23%	0.85%	7.23%
2010	14	$12.58	$175	0.00%	0.85%	35.17%
2009	1	$9.31	$10	0.00%	0.85%	44.12%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2011	4	$15.02	$53	0.50%	0.85%	(0.46) %
2010	4	$15.09	$53	0.96%	0.85%	26.00%
2009	4	$11.98	$42	1.99%	0.85%	34.46%
2008	4	$8.91	$34	0.92%	0.85%	(40.95) %
2007	5	$15.09	$76	0.43%	0.85%	0.67%
DREYFUS VIF APPRECIATION PORTFOLIO
2011	64	$12.49	$802	1.61%	0.85%	8.14%
2010	63	$11.55	$722	2.20%	0.85%	14.30%
2009	57	$10.11	$578	2.64%	0.85%	21.51%
2008	64	$8.32	$528	1.91%	0.85%	(30.08) %
2007	49	$11.90	$588	1.49%	0.85%	6.16%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2011	5	$10.11	$52	1.27%	0.85%	(3.62) %
2010	5	$10.49	$54	1.20%	0.85%	17.62%
2009	6	$8.92	$54	1.29%	0.85%	27.79%
2008	10	$6.98	$69	0.62%	0.85%	(40.95) %
2007	15	$11.82	$177	0.76%	0.85%	7.55%
DWS BLUE CHIP VIP PORTFOLIO
2011	4	$9.97	$41	1.05%	0.85%	(1.38) %
2010	5	$10.11	$51	1.61%	0.85%	12.84%
2009	9	$8.96	$77	1.40%	0.85%	32.94%
2008	4	$6.74	$25	2.46%	0.85%	(39.06) %
2007	33	$11.06	$361	1.21%	0.85%	2.60%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

DWS CAPITAL GROWTH VIP PORTFOLIO
2011	43	$10.16	$438	0.71%	0.85%	(5.31) %
2010	37	$10.73	$392	0.89%	0.85%	15.74%
2009	38	$9.27	$351	1.47%	0.85%	25.78%
2008	37	$7.37	$275	0.94%	0.85%	(33.54) %
2007	31	$11.09	$348	0.43%	0.85%	11.68%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2011	14	$10.45	$147	1.10%	0.85%	(6.86) %
2010	11	$11.22	$120	1.33%	0.85%	22.07%
2009	22	$9.19	$205	1.96%	0.85%	28.53%
2008	30	$7.15	$212	1.56%	0.85%	(33.98) %
2007	31	$10.83	$337	0.76%	0.85%	2.27%
DWS GROWTH & INCOME VIP PORTFOLIO
2011	12	$9.10	$128	1.31%	0.85%	(0.98) %
2010	12	$9.19	$131	1.61%	0.85%	13.43%
2009	16	$8.10	$130	1.99%	0.85%	33.00%
2008	16	$6.09	$105	2.03%	0.85%	(38.86) %
2007	16	$9.96	$169	1.32%	0.85%	0.50%
DWS LARGE CAP VALUE VIP PORTFOLIO
2011	25	$11.47	$296	2.13%	0.85%	(0.86) %
2010	29	$11.57	$334	2.16%	0.85%	9.79%
2009	17	$10.54	$183	2.45%	0.85%	24.29%
2008	18	$8.48	$155	2.06%	0.85%	(36.90) %
2007	10	$13.44	$135	0.68%	0.85%	12.19%
DWS SMALL CAP INDEX VIP PORTFOLIO
2011	14	$17.11	$237	0.86%	0.85%	(5.21) %
2010	15	$18.05	$272	0.85%	0.85%	25.32%
2009	17	$14.40	$245	1.88%	0.85%	25.44%
2008	24	$11.48	$272	1.57%	0.85%	(34.66) %
2007	26	$17.57	$453	0.87%	0.85%	(2.71) %
FEDERATED CAPITAL APPRECIATION FUND II
2011	15	$12.84	$188	0.73%	0.85%	(6.07) %
2010	15	$13.67	$211	2.01%	0.85%	12.06%
2009	25	$12.20	$300	2.69%	0.85%	13.81%
2008	27	$10.72	$321	1.85%	0.85%	(34.39) %
2007	29	$16.34	$512	1.78%	0.85%	(10.42) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2011	56	$19.14	$1,077	4.01%	0.85%	4.88%
2010	66	$18.25	$1,218	4.89%	0.85%	4.30%
2009	95	$17.50	$1,655	5.32%	0.85%	4.35%
2008	122	$16.77	$2,048	4.95%	0.85%	3.39%
2007	126	$16.22	$2,050	4.11%	0.85%	5.39%
FEDERATED MANAGED VOLATILITY FUND II
2011	4	$15.06	$62	3.83%	0.85%	3.86%
2010	4	$14.50	$59	6.28%	0.85%	11.14%
2009	7	$13.05	$88	6.17%	0.85%	27.19%
2008	8	$10.26	$78	5.67%	0.85%	(21.02) %
2007	8	$12.99	$99	5.54%	0.85%	3.10%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2011	18	$10.18	$182	0.70%	0.85%	(4.50) %
2010	18	$10.66	$192	0.72%	0.85%	27.10%
2009	27	$8.39	$226	1.26%	0.85%	28.09%
2008	18	$6.55	$115	0.95%	0.85%	(33.57) %
2007	17	$9.86	$168	0.36%	0.85%	(1.40) %
INVESCO V.I. CORE EQUITY FUND
2011	9	$17.28	$162	0.94%	0.85%	(0.92) %
2010	10	$17.44	$177	0.93%	0.85%	8.62%
2009	25	$16.06	$397	1.70%	0.85%	27.26%
2008	32	$12.62	$417	1.91%	0.85%	(30.74) %
2007	42	$18.22	$791	1.05%	0.85%	7.18%
INVESCO V.I. HIGH YIELD FUND
2011	5	$16.84	$80	6.86%	0.85%	0.12%
2010	5	$16.82	$80	9.89%	0.85%	12.60%
2009	6	$14.94	$85	8.18%	0.85%	51.52%
2008	8	$9.86	$105	9.56%	0.85%	(26.36) %
2007	9	$13.39	$149	5.79%	0.85%	0.38%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2011	15	$10.36	$152	1.58%	0.85%	(7.50) %
2010	18	$11.20	$201	2.64%	0.85%	11.92%
2009	21	$10.01	$210	1.93%	0.85%	34.18%
2008	11	$7.46	$86	0.64%	0.85%	(40.89) %
2007	20	$12.62	$247	0.46%	0.85%	13.69%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2011	0	*	$13.11	$2	0.25%	0.85%	(7.15) %
2010	0	*	$14.12	$4	0.49%	0.85%	13.08%
2009	0	*	$12.49	$5	1.23%	0.85%	24.90%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2011	2		$15.30	$21	0.00%	0.85%	(1.61) %
2010	1		$15.55	$12	0.00%	0.85%	27.46%
INVESCO V.I. TECHNOLOGY FUND
2011	98		$2.73	$269	0.19%	0.85%	(5.86) %
2010	100		$2.90	$290	0.00%	0.85%	20.36%
2009	103		$2.41	$248	0.00%	0.85%	56.49%
2008	114		$1.54	$176	0.00%	0.85%	(45.20) %
2007	119		$2.81	$335	0.00%	0.85%	6.84%
INVESCO VAN KAMPEN VI COMSTOCK FUND
2011	22		$10.83	$241	1.59%	0.85%	(2.70) %
2010	22		$11.13	$249	0.13%	0.85%	15.01%
2009	22		$9.68	$209	4.92%	0.85%	27.70%
2008	20		$7.58	$154	2.55%	0.85%	(36.20) %
2007	20		$11.88	$236	2.24%	0.85%	(2.86) %
INVESCO VAN KAMPEN VI GROWTH & INCOME FUND
2011	48		$11.65	$561	1.19%	0.85%	(2.84) %
2010	57		$11.99	$680	0.07%	0.85%	11.53%
2009	32		$10.75	$341	3.87%	0.85%	23.28%
2008	31		$8.72	$266	2.13%	0.85%	(32.61) %
2007	30		$12.94	$391	1.74%	0.85%	1.97%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2011	34		$16.29	$549	2.42%	0.85%	0.74%
2010	50		$16.17	$803	2.73%	0.85%	7.49%
2009	57		$15.04	$856	3.02%	0.85%	24.81%
2008	60		$12.05	$725	2.60%	0.85%	(16.55) %
2007	82		$14.44	$1,180	2.52%	0.85%	9.56%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2011	47		$11.64	$538	1.92%	0.85%	0.52%
2010	99		$11.58	$1,149	2.69%	0.85%	7.23%
2009	67		$10.80	$722	2.91%	0.85%	24.57%
2008	42		$8.67	$363	2.75%	0.85%	(16.79) %
2007	15		$10.42	$153	1.36%	0.85%	4.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2011	32	$19.80	$633	7.44%	0.85%	5.83%
2010	34	$18.71	$639	6.17%	0.85%	7.08%
2009	35	$17.47	$615	4.11%	0.85%	12.28%
2008	64	$15.56	$993	4.28%	0.85%	5.06%
2007	77	$14.81	$1,146	4.34%	0.85%	6.16%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2011	116	$13.78	$1,609	6.77%	0.85%	5.43%
2010	165	$13.07	$2,159	5.82%	0.85%	6.85%
2009	151	$12.23	$1,841	4.51%	0.85%	12.00%
2008	60	$10.92	$653	5.43%	0.85%	4.80%
2007	29	$10.42	$302	4.02%	0.85%	4.20%
JANUS ASPEN JANUS PORTFOLIO
2011	13	$15.09	$196	0.58%	0.85%	(6.10) %
2010	17	$16.07	$266	1.01%	0.85%	13.58%
2009	31	$14.15	$435	0.54%	0.85%	35.15%
2008	34	$10.47	$358	0.75%	0.85%	(40.21) %
2007	37	$17.51	$658	0.70%	0.85%	14.15%
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2011	14	$21.63	$353	0.47%	0.85%	(32.74) %
2010	15	$32.16	$532	0.69%	0.85%	24.26%
2009	18	$25.88	$467	0.58%	0.85%	77.99%
2008	35	$14.54	$506	2.77%	0.85%	(52.51) %
2007	52	$30.62	$1,589	0.66%	0.85%	27.27%
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2011	81	$8.32	$675	0.38%	0.85%	(32.96) %
2010	89	$12.41	$1,100	0.52%	0.85%	24.01%
2009	106	$10.01	$1,063	0.46%	0.85%	77.48%
2008	88	$5.64	$494	2.33%	0.85%	(52.61) %
2007	127	$11.90	$1,511	0.36%	0.85%	19.00%
JANUS ASPEN WORLDWIDE PORTFOLIO
2011	26	$13.36	$342	0.56%	0.85%	(14.47) %
2010	31	$15.62	$486	0.60%	0.85%	14.89%
2009	40	$13.60	$538	1.44%	0.85%	36.55%
2008	46	$9.96	$455	1.21%	0.85%	(45.12) %
2007	48	$18.15	$873	0.70%	0.85%	8.68%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2011	48		$14.48	$701	1.89%	0.85%	(18.70) %
2010	50		$17.81	$887	1.37%	0.85%	21.65%
2009	43		$14.64	$635	2.92%	0.85%	46.40%
LVIP BARON GROWTH OPPORTUNITIES FUND
2011	54		$21.63	$1,180	0.00%	0.85%	3.15%
2010	54		$20.97	$1,143	0.00%	0.85%	25.30%
2009	61		$16.74	$1,025	0.00%	0.85%	37.21%
2008	60		$12.20	$732	0.00%	0.85%	(39.66) %
2007	66		$20.22	$1,330	0.00%	0.85%	2.54%
MFS INTERNATIONAL VALUE FUND
(Effective date 05/01/2009)
2011	32		$13.77	$429	1.05%	0.85%	(2.62) %
2010	30		$14.14	$421	0.95%	0.85%	7.89%
2009	11		$13.11	$145	0.00%	0.85%	31.10%
MFS UTILITIES FUND
(Effective date 05/01/2008)
2011	18		$9.89	$174	2.80%	0.85%	5.66%
2010	19		$9.36	$181	2.81%	0.85%	12.51%
2009	19		$8.32	$160	0.51%	0.85%	31.85%
2008	0	*	$6.31	$3	0.00%	0.85%	(36.90) %
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2011	2		$9.37	$21	0.38%	0.85%	(7.50) %
2010	3		$10.13	$27	0.34%	0.85%	24.94%
2009	3		$8.11	$23	0.98%	0.85%	45.08%
2008	3		$5.59	$18	0.90%	0.85%	(46.46) %
2007	4		$10.44	$45	0.47%	0.85%	2.15%
NVIT MID CAP INDEX FUND
2011	14		$17.60	$232	0.66%	0.85%	(3.51) %
2010	13		$18.24	$242	1.00%	0.85%	24.80%
2009	16		$14.62	$231	0.69%	0.85%	35.37%
2008	20		$10.80	$220	1.06%	0.85%	(37.14) %
2007	27		$17.18	$461	1.18%	0.85%	6.44%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2011	55		$17.59	$974	1.25%	0.85%	(9.05) %
2010	58		$19.34	$1,125	1.52%	0.85%	14.99%
2009	71		$16.82	$1,197	2.12%	0.85%	38.55%
2008	68		$12.14	$824	1.63%	0.85%	(40.66) %
2007	78		$20.46	$1,601	1.25%	0.85%	5.41%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

PIMCO VIT HIGH YIELD PORTFOLIO
2011	71	$16.18	$1,191	6.91%	0.85%	2.47%
2010	134	$15.79	$2,138	7.26%	0.85%	13.50%
2009	151	$13.91	$2,102	8.40%	0.85%	39.10%
2008	67	$10.00	$674	7.69%	0.85%	(24.18) %
2007	78	$13.19	$1,034	6.95%	0.85%	2.73%
PIMCO VIT LOW DURATION PORTFOLIO
2011	160	$12.79	$2,037	1.68%	0.85%	0.24%
2010	167	$12.76	$2,130	1.62%	0.85%	4.42%
2009	152	$12.22	$1,853	3.35%	0.85%	12.32%
2008	131	$10.88	$1,422	4.06%	0.85%	(1.18) %
2007	145	$11.01	$1,600	4.76%	0.85%	6.38%
PIMCO VIT TOTAL RETURN PORTFOLIO
2011	317	$14.45	$4,608	2.62%	0.85%	2.70%
2010	335	$14.07	$4,738	2.41%	0.85%	7.20%
2009	370	$13.12	$4,855	5.05%	0.85%	13.01%
2008	293	$11.61	$3,406	4.46%	0.85%	3.94%
2007	222	$11.17	$2,481	4.82%	0.85%	7.82%
PIONEER FUND VCT PORTFOLIO
2011	7	$12.97	$87	1.56%	0.85%	(5.12) %
2010	7	$13.67	$95	1.34%	0.85%	15.05%
2009	10	$11.88	$115	1.80%	0.85%	24.14%
2008	17	$9.57	$161	6.08%	0.85%	(34.85) %
2007	18	$14.69	$263	1.24%	0.85%	4.11%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2011	10	$14.94	$146	0.00%	0.85%	(3.05) %
2010	11	$15.41	$163	0.00%	0.85%	19.18%
2009	7	$12.93	$84	0.00%	0.85%	43.35%
2008	16	$9.02	$144	0.00%	0.85%	(36.03) %
2007	17	$14.10	$246	0.00%	0.85%	(4.67) %
PIONEER MID CAP VALUE VCT PORTFOLIO
2011	9	$9.88	$90	0.75%	0.85%	(6.62) %
2010	15	$10.58	$163	0.91%	0.85%	16.86%
2009	19	$9.05	$172	0.78%	0.85%	24.14%
2008	6	$7.29	$47	0.87%	0.85%	(34.32) %
2007	6	$11.10	$71	0.13%	0.85%	4.42%
(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2011	22		$11.06	$235	0.17%	0.85%	(4.66) %
2010	23		$11.60	$267	0.21%	0.85%	10.57%
2009	6		$10.49	$66	0.89%	0.85%	36.41%
2008	8		$7.69	$62	0.93%	0.85%	(38.92) %
2007	13		$12.59	$163	0.36%	0.85%	7.98%
PUTNAM VT EQUITY INCOME IB PORTFOLIO
(Effective date 04/30/2010)
2011	1		$10.72	$11	0.00%	0.85%	1.13%
2010	0	*	$10.60	$1	0.00%	0.85%	6.00%
ROYCE SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2011	14		$14.93	$204	0.27%	0.85%	(4.42) %
2010	16		$15.62	$256	0.21%	0.85%	19.26%
2009	5		$13.10	$70	0.00%	0.85%	31.00%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2011	27		$17.62	$486	1.70%	0.85%	(1.84) %
2010	28		$17.95	$497	2.32%	0.85%	12.64%
2009	32		$15.94	$509	2.66%	0.85%	22.99%
2008	40		$12.96	$525	2.41%	0.85%	(31.93) %
2007	49		$19.04	$954	1.62%	0.85%	4.73%
SCHWAB MONEY MARKET PORTFOLIO
2011	511		$13.07	$6,749	0.01%	0.85%	(0.83) %
2010	335		$13.18	$4,482	0.01%	0.85%	(0.81) %
2009	431		$13.29	$5,803	0.10%	0.85%	(0.75) %
2008	837		$13.39	$11,278	2.00%	0.85%	1.29%
2007	624		$13.22	$8,252	4.60%	0.85%	3.85%
SCHWAB S&P 500 INDEX PORTFOLIO
2011	331		$16.57	$5,539	1.75%	0.85%	1.04%
2010	346		$16.40	$5,691	1.94%	0.85%	13.72%
2009	400		$14.42	$5,774	2.83%	0.85%	25.07%
2008	360		$11.53	$4,186	2.04%	0.85%	(37.06) %
2007	361		$18.32	$6,646	1.65%	0.85%	4.45%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2011	3		$11.95	$38	3.72%	0.85%	6.22%
2010	1		$11.25	$16	2.74%	0.85%	6.42%
2009	1		$10.57	$12	9.66%	0.85%	5.70%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31				For the year or period ended December 31
	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2011	8		$14.67	$113	1.55%	0.85%	1.24%
2010	8		$14.49	$112	2.31%	0.85%	14.97%
2009	0	*	$12.60	$2	2.60%	0.85%	26.00%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2011	0	*	$15.81	$3	0.00%	0.85%	2.13%
2010	0	*	$15.48	$3	0.02%	0.85%	22.73%
2009	0	*	$12.61	$6	0.74%	0.85%	26.10%
THIRD AVENUE VALUE PORTFOLIO
2011	30		$6.92	$221	1.76%	0.85%	(21.90) %
2010	36		$8.86	$334	3.84%	0.85%	13.06%
2009	54		$7.84	$424	0.00%	0.85%	44.12%
2008	144		$5.44	$783	0.93%	0.85%	(44.09) %
2007	116		$9.73	$1,127	2.83%	0.85%	(5.63) %
TOUCHSTONE MID CAP GROWTH FUND
(Effective date 05/01/2009)
2011	0	*	$13.91	$2	0.17%	0.85%	(12.13) %
2010	1		$15.83	$19	0.29%	0.85%	20.83%
2009	0	*	$13.10	$2	0.11%	0.85%	31.00%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2011	32		$31.06	$1,014	0.87%	0.85%	5.04%
2010	35		$29.57	$1,061	2.15%	0.85%	28.85%
2009	38		$22.95	$877	3.16%	0.85%	27.29%
2008	45		$18.03	$820	3.81%	0.85%	(38.44) %
2007	43		$29.29	$1,270	1.06%	0.85%	(17.77) %
VAN ECK VIP GLOBAL BOND FUND
(Effective date 05/01/2009)
2011	40		$12.29	$498	6.85%	0.85%	7.15%
2010	35		$11.47	$402	1.62%	0.85%	5.34%
2009	14		$10.89	$149	0.00%	0.85%	8.90%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2011	16		$11.01	$188	0.14%	0.85%	(6.30) %
2010	16		$11.75	$202	0.80%	0.85%	22.69%
2009	20		$9.58	$188	0.00%	0.85%	46.48%
2008	11		$6.54	$71	1.90%	0.85%	(40.60) %
2007	10		$11.01	$111	0.61%	0.85%	5.76%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
Schwab Select Annuity:

INVESTMENT DIVISIONS

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2011	13	$14.07	$177	0.67%	0.85%	(8.04) %
2010	13	$15.30	$194	1.48%	0.85%	16.26%
2009	13	$13.16	$176	1.26%	0.85%	58.75%
2008	15	$8.29	$133	0.00%	0.85%	(44.99) %
2007	16	$15.07	$247	0.02%	0.85%	(1.57) %

* The Investment Division has units that round to less than 1,000 units.	(Concluded)

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Page:	1

The balance sheets of First Great-West Life & Annuity Insurance Company (“First Great-West”) and subsidiaries as of December 31, 2011 and 2010, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2011, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of First Great-West (the “Series Account”) as of December 31, 2011, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.

(b)	Exhibits
(1)

Certified copy of resolution of Board of Directors of the First Great-West Life & Annuity Insurance Company establishing Registrant is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(2)	Not applicable.

(3)

Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).

(4)	Form of variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(5)(a)	Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(5)(b)	Form of Revised Variable Annuity Application is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(5)(c)	Form of Contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 filed on May 20, 2009 (File No. 333-147743).

(6)(a)	The Charter of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820).

(6)(b)	The By-Laws of Depositor is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820).

(7)	Not applicable.

(8)(a)

Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(b)

Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(c)

Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Alliance Bernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(d)

Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(e)

Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(f)

Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(g)

Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(h)	Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(8)(i)

Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to Registrant’s amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(j)

Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(k)

Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).

(8)(l)

Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(m)

Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(n)

Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(8)(o)

Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)(p)

Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(q)

Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(r)

Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(s)

Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(t)

Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(8)(u)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(v)

Participation Agreement with MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(w)

Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(x)

Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(8)(y)

Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(z)

Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(aa)

Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with PIMCO is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(bb)

Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(cc)

Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).

(8)(dd)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(8)(ee)

Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).

(9)	Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).

(10)(a)	Written Consent of Jorden Burt LLP is filed herewith.

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)

Powers of Attorney for Mr. Bernbach is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743). Powers of Attorney for Ms. Alzaraki and Messrs. Balog, Dackow, A. Desmarais, P. Desmarais, Jr., Katz and Walsh are incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743). Powers of Attorney for Messrs. McFeetors and Ryan, Jr. are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

Item 25.    <u>Directors and Officers of the Depositor</u>

<u>Name</u>	<u>Principal Business Address</u>	<u>Position and Officers with Depositor</u>

R.L. McFeetors	(1)	Chairman of the Board

M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director

J. Balog	785 Saint Anne’s Lane Vero Beach, Florida 32967	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director

A. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

M.T.G. Graye	(2)	Director, President and Chief Executive Officer

S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director

R.J. Orr	(4)	Director

T.T. Ryan, Jr.	SIFMA 120 Broadway, 35th Floor New York, NY 10271-0080	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

S.M. Corbett	(2)	Executive Vice President and Chief Investment Officer

C.P. Nelson	(2)	President, Great-West Retirement Services

R.K. Shaw	(2)	Executive Vice President, Individual Markets

C.H. Cumming	(2)	Senior Vice President, Defined Contributions Markets

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

G.E. Seller	18111 Von Karman Avenue, #560 Irvine CA 92612	Senior Vice President, Government Markets

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

J. Van Harmelen	(2)	Senior Vice President and Controller

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.    Persons controlled by or under common control with the Depositor or Registrant as of 12/31/11

The Registrant is a separate account of First Great-West Life & Annuity Insurance Company, a stock life insurance company organized under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
53.62% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by Mr. Paul G. Desmarais is as follows. There are issued and outstanding as of December 31, 2011 411,042,894 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,590,614.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.62% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of Mr. Paul G. Desmarais is approximately 60.95%; note that this is not the equity percentage.

Mr. Paul G. Desmarais also owns personally 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.06% - Power Financial Corporation
68.24% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - First Great-West Life & Annuity Insurance Company
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
59.92% - Maxim Series Fund, Inc.
100.0% - GW Capital Management, LLC
100.0% - Orchard Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV 100.0% - Singer Collateral Trust V 43.87% - 2001 Books Holdings, LLC

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.06% - Power Financial Corporation
68.24% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
80.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
80.0% - TH Lee Putnam Capital Management, LLC
100.0% - Putnam International Holdings LLC
100.0% - Putnam Investments Inc. (Canada)
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd. (Japan)
100.0% - Putnam International Distributors, Ltd. (Cayman)
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited (U.K.)

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.06% - Power Financial Corporation
68.24% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.

100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)

70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.

100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.
30.0% - Trop Beau Developments Limited
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
15.2% - Books Holdings, LLC (43.87% owned by GWL&A and 2.4% owned by The Canada Life Assurance Company)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited

100.0% - Canada Life International, Limited

100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100% - Hotel Operations (Walsall) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CLH International Capital Management Hungary, Limited Liability Company

100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
100.0% - Crown Life Insurance Company
2.4% - Books Holdings, LLC (43.87% owned by GWL&A and 15.2% owned by The Great-West Life Assurance Company)

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.06% - Power Financial Corporation
57.64% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% 4400020 Canada Inc. (Dissolution pending)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation

100.0% - Mackenzie Financial Charitable Foundation
25.0% - Strategic Charitable Giving Foundation
100.0% - Execuhold Investment Limited
100.0% - Winfund Software Corp.
100.0% - Anacle I Corporation
100.0% - Mackenzie M.E.F. Management Inc.
100.0% - Canterbury Common Inc.
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MSP 2009 GP Inc.
100.0% - MSP 2010 GP Inc.
100.0% - MMLP GP Inc.
93.90% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - 9132-2115 Quebec Inc.
100.0% - IPC Save Inc.
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
89.36% - IPC Portfolio Services Inc. (and 10.64% owned by advisors of IPC Portfolio Services Inc.)
100.0% - Counsel Portfolio Services Inc.

E. Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
66.06% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
76.0% - Pargesa Holding SA (56.5% capital)
100.0% - Pargesa Netherlands B.V.
52.0% - Groupe Bruxelles Lambert (50.0% capital)
Capital
6.9% - Suez Environment Company (1)
21.0% - Lafarge (2)
9.8% - Pernod Ricard (1)

0.2% - Iberdrola (1)
10.0% - Arkema (1)
100.0% - Belgian Securities B.V.
Capital
57.0% - Imerys (1)
100.0% - Brussels Securities
Capital
100.0% - Sagerpar
3.8% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy S.á.r.l.
Capital
4.0% - Total (1)
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur S.á.r.l.
100.0% - GBL Verwaltung S.à.r.l.
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
5.2% - GDF SUEZ (1)
43.0% - ECP 1
42.4% - ECP 2
100.0% - ECP3

100.0% - Pargesa Compagnie S.A.
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

(1) Based on Company’s published capital as of December 31, 2011

(2) Based on Company’s published capital as of November 30, 2011

F.	Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.

100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% 7991347 Canada inc.
100.0% - Gesca Ventes Média Ltée
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse inc.
100.0% - 6645119 Canada Inc.
100.0% - Les Éditions La Presse II Inc.
100.0% - 3819787 Canada Inc.
100.0% - 3834310 Canada Inc.
20.0% - 3859282 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
68.96% - 9059-2114 Québec Inc.
83.3 % VR Estates Inc.
97.74% - DuProprio Inc.
16.7% - VR Estates Inc.
100% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100% - Comfree Commission Free Realty Inc.
100% - CF Real Estate First Inc.
100% - CF Real Estate Max Inc.
100% - CF Real Estate Ontario Inc.
100% - CF Real Estate Maritimes Inc.
100% - DP Immobilier Québec Inc.
100.0% - Les Productions La Presse Télé Ltée
100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - Les Éditions Gesca Ltée
100.0% - Groupe Espaces Inc.
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
100.0% - 7787146 Canada Inc. (lerenard.ca)
3.81% - Acquisio Inc.

50.0% - Workopolis Canada
25.0% - Olive Média
100.0% - Attitude Digitale Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Broadcast News Limited
100.0% - Press News Limited
100.0% - Pagemasters North America Inc.
100.0% - 7575343 Canada Inc.
G. Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
100.0% - Power Pacific Mauritius Limited
7.88% - Vimicro International Corporation
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.3% - CITIC Pacific Limited
5.8% - Yaolan Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
H. Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100% - 3540529 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.

13.76% - Bellus Health Inc.
31.1% Potentia Solar Inc.
25% Les Remparts de Québec
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - Communications BP S.A.R.L
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
3.6% - Mitel Networks Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
I. Other PFC Companies
Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4400020 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - 4507088 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.

Item 27. Number of Contract owners

    As of March 31, 2012 there were 97 Contract owners; 97 were in non-qualified accounts and 0 were in qualified accounts.

Item 28. Indemnification

    Provisions exist under the laws of the State of New York and the Bylaws of First Great-West whereby First Great-West may indemnify a director, officer, or controlling person of First Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Corporate Code

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefore may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefore shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of First Great-West

ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29.   Principal Underwriter

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS also serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Maxim Series Account of Great-West, FutureFunds Series Account of Great-West, COLI VUL-2 Series Account of Great-West, COLI VUL-4 Series Account of Great-West, Variable Annuity-2 Series Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, COLI VUL-2 Series Account of First Great-West Life & Annuity Insurance Company (“First Great-West”) Variable Annuity-2 Series Account of First Great-West and COLI VUL-4 Series Account of First Great-West.

(b) Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Senior Vice President
G.E. Seller	18111 Von Karman Ave., Suite 560 Irvine, CA 92715	Director and Senior Vice President
S.A. Bendrick	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
C.H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
M.R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
C. Bergeon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
S.A. Ghazaleh	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
J.G. Gibbs	8515 East Orchard Road Greenwood Village, CO 80111	Vice President and Trading Operations
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President

(c) Commissions and other compensation received by Principal Underwriter during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31.    Management Services

Not Applicable.

Item 32.   Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

Depositor represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Depositor.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 27th day of April 2012.

VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)

BY:	/s/ M.T.G. Graye
M.T.G. Graye, President and Chief Executive Officer and Principal Financial Officer of
First Great-West Life & Annuity Insurance Company

BY:	FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

BY:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer and Principal Financial Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R.L. McFeetors	Chairman of the Board	April 27, 2012
R.L. McFeetors*

/s/ M.T.G. Graye	Director, President,	April 27, 2012
M.T.G. Graye	Chief Executive Officer and
Principal Financial Officer

/s/ J. Van Harmelen	Senior Vice President and	April 27, 2012
J. Van Harmelen	Controller

/s/ M.D. Alazraki	Director	April 27, 2012
M.D. Alazraki*

/s/ J. Balog
J. Balog*	Director	April 27, 2012

/s/ J.L. Bernbach
J. L. Bernbach*	Director	April 27, 2012

/s/ A. Desmarais
A. Desmarais*	Director	April 27, 2012

/s/ P. Desmarais, Jr.
P. Desmarais, Jr.*	Director	April 27, 2012

/s/ S.Z. Katz
S.Z. Katz*	Director	April 27, 2012

R. J. Orr	Director

/s/ T.T. Ryan, Jr.
T.T. Ryan, Jr.*	Director	April 27, 2012

/s/ B.E. Walsh
B. E. Walsh*	Director	April 27, 2012

*By:	/s/ Richard G. Schultz	April 27, 2012
Richard G. Schultz
*Attorney-in-Fact pursuant to Powers of Attorney